UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3006

John Hancock Bond Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Michael J. Leary
Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4490

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2009

ITEM 1. REPORT TO SHAREHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock
Investment Grade Bond Fund

Annual Report
5.31.09

Discussion of Fund performance

By MFC Global Investment Management (U.S.), LLC

Market conditions were a tale of two halves for the year ended May 31, 2009. During the first six months, the economy deteriorated at a rapid pace, culminating in the autumn with the collapse of investment banker Lehman Brothers and government bailout of mortgage giants Fannie Mae and Freddie Mac, as well as insurer American International Group (AIG). Banks stopped lending and the federal government moved aggressively to restore liquidity to the financial system. By December, short-term interest rates had bottomed near zero. The market turmoil prompted an investor flight to safety that resulted in strong gains for U.S. Treasuries. In the second half of the period, the economy began to stabilize and banks began lending again. Investors started taking on more risk, driving strong returns in the corporate sector. For the 12-month period, however, government bonds came out ahead of corporate issues, which in turn beat the steep decline posted by stocks.

John Hancock Investment Grade Bond Fund’s Class A shares returned –0.73% at net asset value for the 12 months ended May 31, 2009. By comparison, the Morningstar intermediate-term bond fund category average returned –0.44% and the Fund’s benchmark, the Barclays Capital U.S. Aggregate Bond Index, returned 5.36%. An overweight in the corporate sector hampered performance versus the Barclays index. Detractors included bonds issued by the Royal Bank of Scotland Group PLC and Natixis SA, a French bank, which saw steep price declines as the financial sector’s problems mounted. A small stake in non-agency mortgage bonds further hindered returns, as investors worried about more homeowners defaulting on their mortgages. Finally, an underweight in U.S. Treasuries proved costly. The Fund benefited from its focus on intermediate- and shorter-maturity issues, particularly Treasuries with two-, five- and 10-year maturities, as well as investments in 15- and 30-year mortgage bonds issued by Fannie Mae and Freddie Mac.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results

The major factors in this Fund’s performance are interest rates and credit risk. When interest rates rise, bond prices usually fall. Generally, an increase in the Fund’s average maturity will make it more sensitive to interest-rate risk. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

6	Investment Grade Bond Fund | Annual report

A look at performance

For the period ended May 31, 2009

		Average annual returns (%)			Cumulative total returns (%)
		with maximum sales charge (POP)			with maximum sales charge (POP)
								SEC 30-
								day yield
	Inception							(%) as of
Class	date	1-year	5-year	10-year	1-year	5-year	10-year	5-31-09

A	12-31-91	–5.21	1.89	4.11	–5.21	9.83	49.54	6.69

B	12-31-91	–6.17	1.74	3.97	–6.17	9.01	47.58	6.30

C	4-1-99	–2.41	2.07	3.81	–2.41	10.81	45.31	6.29

I1,2	7-28-03	–0.45	3.22	5.03	–0.45	17.18	63.32	7.10

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A — 0.99%, Class B —1.74%, Class C — 1.73% and Class I — 0.63%. Expenses for the current period may be higher than those shown in the “Annual operating expenses” table for one or more of the following reasons: (i) a significant decrease in average net assets may result in a higher advisory fee rate if advisory fee breakpoints are not achieved; (ii) a significant decrease in average net assets may result in an increase in the expense ratio because certain fund expenses do not decrease as asset levels decrease; or (iii) the termination of voluntary expense cap reimbursements and/or fee waivers, as applicable.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund’s Class I share prospectus.

2 December 31, 1991 is the inception date for the Class A shares. Class I shares were first offered on July 28, 2003; the returns prior to this date are those of Class A shares that have been recalculated to apply the fees and expenses of Class I shares.

Annual report | Investment Grade Bond Fund	7

A look at performance

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Investment Grade Bond Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Barclays Capital U.S. Aggregate Bond Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B2	5-31-99	$14,758	$14,758	$17,713

C2	5-31-99	14,531	14,531	17,713

I3,4	5-31-99	16,332	16,332	17,713

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of May 31, 2009. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge, effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors as described in the Fund’s Class I share prospectus.

4 December 31, 1991 is the inception date for the Class A shares. Class I shares were first offered on July 28, 2003; the returns prior to this date are those of Class A shares that have been recalculated to apply the fees and expenses of Class I shares.

5 Formerly named Lehman Brothers Aggregate Bond Index.

8	Investment Grade Bond Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on December 1, 2008 with the same investment held until May 31, 2009.

	Account value	Ending value	Expenses paid during
	on 12-1-08	on 5-31-09	period ended 5-31-09[1]

Class A	$1,000.00	$1,083.60	$7.32

Class B	1,000.00	1,079.60	11.15

Class C	1,000.00	1,079.50	10.94

Class I	1,000.00	1,084.70	6.13

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at May 31, 2009, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Investment Grade Bond Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on December 1, 2008, with the same investment held until May 31, 2009. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 12-1-08	on 5-31-09	period ended 5-31-09[1]

Class A	$1,000.00	$1,017.90	$7.09

Class B	1,000.00	1,014.20	10.80

Class C	1,000.00	1,014.40	10.60

Class I	1,000.00	1,019.00	5.94

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.41%, 2.15%, 2.11% and 1.18% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

10	Investment Grade Bond Fund | Annual report

Portfolio summary

Portfolio diversification[1]

Bonds	43%	Other	2%

U.S. government & agency securities	40%	Short-term investments & other	2%

Collateralized mortgage obligations	13%

Sector composition[1,2]

U.S. government & agencies	40%	Consumer discretionary	4%

Financials	17%	Consumer staples	3%

Mortgage bonds	12%	Materials	3%

Utilities	5%	Telecommunication services	2%

Energy	5%	Health care	2%

Industrials	4%	Short-term investments & other	3%

Quality composition[1]

AAA	48%

AA	5%

A	21%

BBB	20%

BB	1%

B	1%

CCC	1%

Other	3%

1 As a percentage of net assets on May 31, 2009.

2 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

Annual report | Investment Grade Bond Fund	11

F I N A N C I A L   S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 5-31-09

	Interest	Maturity	Par value
Issuer, description	rate	date	(000)	Value
Bonds 42.78%				$50,736,287

(Cost $52,679,685)

Agricultural Products 0.21%				250,914

Bunge Ltd. Finance Corp.,
Gtd Sr Note	5.350%	04-15-14	$270	250,914

Air Freight & Logistics 0.22%				265,559

Fedex Corp.,
Sr Note	7.375	01-15-14	245	265,559

Airlines 0.73%				863,404

Continental Airlines, Inc.,
Ser 991A	6.545	02-02-19	105	94,457

Delta Airlines, Inc.,
Ser 02G2	6.417	07-02-12	405	344,250
Ser 071A	6.821	08-10-22	340	273,970

Northwest Airlines, Inc.,
Ser 07-1	7.027	11-01-19	209	150,727

Aluminum 0.18%				207,720

Rio Tinto Alcan, Inc.,
Sr Note	6.125	12-15-33	285	207,720

Asset Management & Custody Banks 1.06%				1,254,626

Northern Trust Co.,
Sr Note	4.625	05-01-14	250	252,181
Sub Note	6.500	08-15-18	125	132,345

Rabobank Capital Fund II,
Perpetual Bond (5.260% To 12-31-13
then variable) (S)	5.260	12-31-49	1,130	870,100

Brewers 0.60%				711,123

Anheuser-Busch InBev Worldwide, Inc.,
Gtd Sr Note (S)	7.200	01-15-14	235	252,061

Miller Brewing Co.,
Gtd Note (S)	5.500	08-15-13	230	229,129

SABmiller PLC,
Note (S)	6.500	07-15-18	235	229,933

Cable & Satellite 1.47%				1,745,855

Comcast Cable Communications
Holdings, Inc.,
Sr Note	9.800	02-01-12	1,000	1,109,445

COX Communications, Inc., Bond (S)	8.375	03-01-39	140	147,044

Time Warner Cable, Inc.,
Gtd Note	8.750	02-14-19	170	194,964
Gtd Sr Note	6.750	07-01-18	285	294,402

See notes to financial statements

12	Investment Grade Bond Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Par value
Issuer, description	rate	date	(000)	Value
Casinos & Gaming 0.20%				$242,638

Seminole Tribe of Florida,
Bond (S)	6.535%	10-01-20	$315	242,638

Construction Materials 0.20%				234,050

CRH America, Inc.,
Gtd Note	8.125	07-15-18	250	234,050

Consumer Finance 1.30%				1,538,196

American Express Credit Co.,
Sr Note Ser C	7.300	08-20-13	360	364,427

American General Finance Corp.,
Note Ser J	6.900	12-15-17	220	108,838

Capital One Financial Corp.,
Sr Note	7.375	05-23-14	200	206,069

Ford Motor Credit Co., LLC,
Sr Note	7.375	10-28-09	705	687,612

SLM Corp.,
Sr Note Ser MTN	8.450	06-15-18	250	171,250

Data Processing & Outsourced Services 0.18%				208,029

Fiserv, Inc.,
Gtd Sr Note	6.800	11-20-17	215	208,029

Department Stores 0.30%				353,317

Macy’s Retail Holdings, Inc.,
Gtd Note	8.875	07-15-15	210	202,331

Nordstrom, Inc.,
Sr Note	6.750	06-01-14	150	150,986

Diversified Banks 1.57%				1,864,326

Chuo Mitsui Trust & Banking Co. Ltd.,
Jr Sub Note (5.506% to 4-15-15
then variable) (S)	5.506	12-15-49	370	251,600

HSBC Capital Funding LP,
Perpetual Note (9.547% to 6-30-10
then variable) (S)	9.547	12-29-49	500	435,637

Mizuho Financial Group, Ltd.,
Gtd Sub Bond	8.375	12-29-49	240	225,600

Natixis SA,
Sub Bond (10.000% to 4-30-18
then variable) (S)	10.000	04-30-49	200	110,044

Royal Bank of Scotland Group PLC,
Jr Sub Bond Ser MTN (7.640% to
9-29-17 then variable)	7.640	03-31-49	200	75,260

Silicon Valley Bank,
Sub Note	6.050	06-01-17	295	215,233

Wachovia Bank NA,
Sub Note	5.850	02-01-37	235	174,440
Sub Note Ser BKNT	6.600	01-15-38	445	376,512

Diversified Chemicals 0.37%				438,693

Dow Chemical Company,
Sr Note	8.550	05-15-19	205	204,980

EI Du Pont de Nemours & Co.,
Sr Note	5.875	01-15-14	215	233,713

See notes to financial statements

Annual report | Investment Grade Bond Fund	13

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Par value
Issuer, description	rate	date	(000)	Value
Diversified Financial Services 3.71%				$4,400,546

Bank of America Corp.,
Sr Note	5.650%	05-01-18	$400	357,954

Beaver Valley Funding,
Sec Lease Obligation Bond	9.000	06-01-17	966	952,911

Citigroup, Inc.,
Jr Sub Bond (8.400% to 4-30-18
then variable)	8.400	04-29-49	220	192,498
Sr Note	6.125	11-21-17	450	403,352
Sr Note	5.850	12-11-34	180	142,703

ERAC USA Finance Co.,
Gtd Sr Note (S)	6.375	10-15-17	220	184,779

General Electric Capital Corp.,
Sr Note	5.625	05-01-18	510	487,077
Sr Note Ser MTN	5.875	01-14-38	360	291,453

JPMorgan Chase & Co.,
Jr Sub Note Ser 1 (7.900% to 4-30-18
then variable)	7.900	05-25-20	315	263,034
Sr Note	6.300	04-23-19	510	507,404
Sr Note	4.650	06-01-14	400	397,307

SMFG Preferred Capital,
Sub Bond (6.078% to 1-25-17
then variable) (S)	6.078	01-25-49	285	220,074

Diversified Metals & Mining 0.42%				499,740

Rio Tinto Finance USA, Ltd.,
Gtd Sr Note	8.950	05-01-14	465	499,740

Drug Retail 0.46%				547,501

CVS Caremark Corp.,
Jr Sub Bond (6.302% to 6-1-12
then variable)	6.302	06-01-37	460	312,800
Sr Note	5.750	06-01-17	235	234,701

Electric Utilities 3.44%				4,083,698

Commonwealth Edison Co.,
Sec Bond	5.800	03-15-18	415	408,883

Delmarva Power & Light Co.,
1st Mtg Bond	6.400	12-01-13	230	242,081

Duke Energy Corp.,
Sr Note	6.300	02-01-14	225	238,659

FPL Energy National Wind LLC,
Sr Sec Note (S)	5.608	03-10-24	201	170,241

Israel Electric Corp., Ltd.,
Sec Note (S)	7.250	01-15-19	200	201,807

ITC Holdings Corp.,
Sr Note (S)	5.875	09-30-16	115	104,196

Monongahela Power Co.,
Note (S)	7.950	12-15-13	395	419,896

Monterrey Power SA de CV,
Sr Sec Bond (S)	9.625	11-15-09	388	401,577

Nevada Power Co.,
Mtg Note Ser L	5.875	01-15-15	220	214,937

Oncor Electric Delivery Co.,
Sr Sec Note	6.375	05-01-12	490	503,637

Pepco Holdings, Inc.,
Note	6.450	08-15-12	325	335,788

See notes to financial statements

14	Investment Grade Bond Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Par value
Issuer, description	rate	date	(000)	Value
Electric Utilities (continued)

Southern Power Co.,
Sr Note Ser D	4.875%	07-15-15	$610	$574,748

Waterford 3 Funding Corp.,
Sec Lease Obligation Bond	8.090	01-02-17	272	267,248

Electrical Components & Equipment 0.41%				481,639

Thomas & Betts Corp.,
Sr Note	7.250	06-01-13	480	481,639

Electronic Manufacturing Services 0.32%				384,546

Tyco Electronics Group SA,
Gtd Note	6.000	10-01-12	280	273,680
Gtd Sr Note	6.550	10-01-17	125	110,866

Fertilizers & Agricultural Chemicals 0.22%				263,305

Potash Corp. of Saskatchewan, Inc.,
Sr Note	5.250	05-15-14	255	263,305

Gas Utilities 0.48%				574,831

Atmos Energy Corp.,
Sr Note	8.500	03-15-19	260	287,889

DCP Midstream LLC,
Sr Note (S)	9.750	03-15-19	275	286,942

Gold 0.21%				250,351

Barrick Gold Corp.,
Sr Note	6.950	04-01-19	230	250,351
Health Care Equipment 0.48%				572,183

Beckman Coulter, Inc.,
Note	7.000	06-01-19	150	153,559

Hospira, Inc.,
Sr Note	6.050	03-30-17	320	301,743
Sr Note Series GMTN	6.400	05-15-15	115	116,881

Health Care Services 0.47%				558,832

Medco Health Solutions, Inc.,
Sr Note	7.250	08-15-13	550	558,832

Home Improvement Retail 0.14%				164,429

Home Depot, Inc.,
Sr Note	5.875	12-16-36	205	164,429
Hotels, Resorts & Cruise Lines 0.18%				215,025

Starwood Hotels & Resorts
Worldwide, Inc.,
Sr Note	6.250	02-15-13	235	215,025

Household Appliances 0.39%				456,703

Whirlpool Corp.,
Sr Note	8.600	05-01-14	225	227,398
Sr Note	8.000	05-01-12	225	229,305

Industrial Conglomerates 0.45%				528,800

Hutchison Whampoa International Ltd.,
Gtd Sr Note (S)	6.500	02-13-13	500	528,800

Industrial Machinery 0.56%				664,406

Ingersoll-Rand Global Holding Co., Ltd.,
Gtd Note	6.875	08-15-18	300	293,086
Gtd Sr Note	6.000	08-15-13	370	371,320

See notes to financial statements

Annual report | Investment Grade Bond Fund	15

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Par value
Issuer, description	rate	date	(000)	Value
Industrial REIT’s 0.35%				$420,100

ProLogis,
Sr Note	6.625%	05-15-18	$290	226,694
Sr Note	5.625	11-15-15	250	193,406

Integrated Oil & Gas 0.27%				325,244

Marathon Oil Corp.,
Sr Note	7.500	02-15-19	140	147,671

Petro-Canada,
Sr Note	6.050	05-15-18	190	177,573

Integrated Telecommunication Services 1.35%				1,596,508

Bellsouth Corp.,
Bond	6.550	06-15-34	250	230,397
Debenture	6.300	12-15-15	369	378,885

Qwest Corp.,
Sr Note	7.875	09-01-11	210	209,212

Telecom Italia Capital,
Gtd Sr Note	7.721	06-04-38	365	344,524

Verizon Communications, Inc.,
Sr Bond	6.900	04-15-38	200	203,460

Verizon Wireless Capital LLC,
Sr Note (S)	7.375	11-15-13	205	230,030

Investment Banking & Brokerage 2.83%				3,355,355

Bear Stearns Cos., Inc.,
Sr Note	7.250	02-01-18	435	448,458

Goldman Sachs Group, Inc.,
Jr Sub Note	6.750	10-01-37	555	465,270
Note	7.500	02-15-19	325	341,981
Sr Note	5.125	01-15-15	390	379,649

Jefferies Group, Inc.,
Sr Note	6.450	06-08-27	145	91,665

Merrill Lynch & Co., Inc.,
Jr Sub Bond	7.750	05-14-38	555	490,085

Morgan Stanley,
Sr Note	7.300	05-13-19	315	322,668
Sr Note Ser F	6.625	04-01-18	825	815,579

Leisure Products 0.19%				226,656

Hasbro, Inc.,
Sr Note	6.125	05-15-14	225	226,656

Life & Health Insurance 0.78%				923,680

Aflac, Inc.,
Sr Note	8.500	05-15-19	220	227,834

Lincoln National Corp.,
Jr Sub Bond (6.050% to 4-20-17
then variable)	6.050	04-20-67	120	67,200

Metlife, Inc.,
Sr Note	6.750	06-01-16	220	223,872

Prudential Financial, Inc.,
Sr Note Ser D	5.150	01-15-13	350	329,174

Symetra Financial Corp.,
Jr Sub Bond (8.300% to 10-1-17
then variable) (S)	8.300	10-15-37	210	75,600

See notes to financial statements

16	Investment Grade Bond Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Par value
Issuer, description	rate	date	(000)	Value
Managed Health Care 0.23%				$274,559

Humana, Inc.,
Sr Note	8.150%	06-15-38	$360	274,559

Multi-Line Insurance 0.89%				1,059,644

AXA SA,
Sub Note (6.379% to 12-14-36
then variable) (S)	6.379	12-14-49	155	96,105

Genworth Financial, Inc.,
Jr Sub Note (6.150% to 11-15-16
then variable)	6.150	11-15-66	210	63,435

Horace Mann Educators Corp.,
Sr Note	6.850	04-15-16	205	173,462

Liberty Mutual Group, Inc.,
Bond (S)	7.500	08-15-36	520	333,336
Bond (S)	7.300	06-15-14	320	251,320

Massachusetts Mutual Life
Insurance Co.,
Note (S)	8.875	06-01-39	135	141,986

Multi-Media 0.74%				872,113

News America Holdings, Inc.,
Deb	9.500	07-15-24	600	603,215

News America, Inc.,
Gtd Note (S)	6.900	03-01-19	275	268,898

Multi-Utilities 1.02%				1,205,030

DTE Energy Co.,
Sr Note	7.625	05-15-14	205	211,754

PG&E Corp.,
Sr Note	5.750	04-01-14	300	311,109

Sempra Energy,
Sr Bond	8.900	11-15-13	205	226,412
Sr Note	6.500	06-01-16	270	275,474

Teco Finance Inc.,
Gtd Sr Note	6.572	11-01-17	200	180,281

Office Electronics 0.41%				481,680

Xerox Corp.,
Sr Note	8.250	05-15-14	180	182,693
Sr Note	6.750	02-01-17	335	298,987

Office REIT’s 0.09%				107,845

HRPT Properties Trust,
Sr Note	6.650	01-15-18	135	107,845

Oil & Gas Exploration & Production 1.20%				1,426,146

Devon Energy Corp.,
Sr Note	5.625	01-15-14	695	728,701

EnCana Corp.,
Sr Note	6.500	05-15-19	140	143,842

Nexen, Inc.,
Sr Note	5.875	03-10-35	210	166,675

XTO Energy, Inc.,
Sr Note	5.900	08-01-12	370	386,928

See notes to financial statements

Annual report | Investment Grade Bond Fund	17

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Par value
Issuer, description	rate	date	(000)	Value
Oil & Gas Storage & Transportation 3.27%				$3,873,916

Buckeye Partners LP, Sr Note	5.125%	07-01-17	$165	135,698

Energy Transfer Partners LP,
Sr Note	9.700	03-15-19	215	250,029
Sr Note	8.500	04-15-14	230	255,970

Enterprise Products Operating LLC,
Gtd Sr Note	6.500	01-31-19	475	451,449
Gtd Sr Note Ser B	5.600	10-15-14	385	378,417

Kinder Morgan Energy Partners LP,
Sr Bond	7.750	03-15-32	115	114,371
Sr Note	9.000	02-01-19	320	360,888
Sr Note	5.125	11-15-14	135	131,075

NGPL PipeCo LLC,
Sr Note (S)	7.119	12-15-17	270	274,329

ONEOK Partners LP,
Gtd Sr Note	6.150	10-01-16	425	405,284
Sr Note	8.625	03-01-19	235	259,212

Plains All American Pipeline LP,
Gtd Sr Note	6.500	05-01-18	165	159,373

Spectra Energy Capital LLC,
Gtd Sr Note	6.200	04-15-18	185	177,990

TEPPCO Partners LP,
Gtd Sr Note	6.650	04-15-18	565	519,831

Packaged Foods & Meats 0.84%				993,676

General Mills, Inc.,
Sr Note	5.200	03-17-15	90	93,575

Kraft Foods, Inc.,
Sr Note	6.125	02-01-18	460	469,396
Sr Note	6.000	02-11-13	405	430,705

Paper Products 0.41%				482,716

International Paper Co.,
Sr Note	9.375	05-15-19	255	256,681
Sr Note	7.950	06-15-18	240	226,035

Pharmaceuticals 0.45%				535,719

Schering-Plough Corp.,
Sr Note	6.000	09-15-17	385	397,193

Wyeth,
Sr Sub Note	5.500	03-15-13	130	138,526

Property & Casualty Insurance 0.41%				490,639

Chubb Corp., Sr Note	5.750	05-15-18	125	125,982

Progressive Corp.,
Jr Sub Debenture (6.700% to 6-1-17
then variable)	6.700	06-15-37	155	103,809

QBE Insurance Group, Ltd.,
Sr Note (S)	9.750	03-14-14	238	260,848

Railroads 0.97%				1,147,962

Burlington Northern Santa Fe Corp.,
Sr Note	5.750	03-15-18	285	286,532

CSX Corp.,
Sr Note	6.250	04-01-15	105	103,896
Sr Note	5.500	08-01-13	365	366,315

Union Pacific Corp.,
Sr Bond	5.450	01-31-13	385	391,219

See notes to financial statements

18	Investment Grade Bond Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Par value
Issuer, description	rate	date	(000)	Value
Retail REIT’s 0.79%				$939,769

CPG Partners LP,
Sr Note	6.000%	01-15-13	$385	379,267

Simon Property Group LP,
Sr Note	10.350	04-01-19	230	259,050
Sr Note	5.625	08-15-14	320	301,452

Soft Drinks 0.51%				604,726

Dr Pepper Snapple Group, Inc.,
Gtd Sr Note	6.820	05-01-18	185	186,210
Gtd Sr Note	6.120	05-01-13	140	143,128

PepsiCo, Inc.,
Sr Note	7.900	11-01-18	230	275,388

Specialized Finance 0.84%				998,364

American Honda Finance Corp.,
Note (S)	7.625	10-01-18	370	353,847

CIT Group, Inc.,
Sr Note	5.650	02-13-17	85	56,226
Sr Note	5.000	02-13-14	55	37,062
Sr Note Ser MTN	5.125	09-30-14	75	50,251

CME Group, Inc.,
Sr Note	5.750	02-15-14	320	337,478

USB Realty Corp.,
Perpetual Bond (6.091% to 1-15-12
then variable) (S)	6.091	12-22-49	300	163,500

Specialized REIT’s 0.50%				591,183

Health Care REIT, Inc.,
Sr Note	6.200	06-01-16	245	202,783

Nationwide Health Properties, Inc.,
Note	6.500	07-15-11	230	210,888

Plum Creek Timberlands LP,
Gtd Note	5.875	11-15-15	210	177,512

Specialty Chemicals 0.19%				223,944

Ecolab, Inc.,
Sr Note	4.875	02-15-15	230	223,944

Specialty Stores 0.26%				314,249

Staples, Inc.,
Sr Note	9.750	01-15-14	285	314,249

Steel 0.76%				902,685

Allegheny Technologies, Inc.,
Sr Note	9.375	06-01-19	185	187,775
Sr Note	8.375	12-15-11	185	196,566

ArcelorMittal,
Sr Note	9.850	06-01-19	365	374,802

Commercial Metals Co.,
Sr Note	7.350	08-15-18	170	143,542

Tobacco 0.77%				912,960

Altria Group, Inc.,
Gtd Sr Note	8.500	11-10-13	475	534,364

Philip Morris International, Inc.,
Note	5.650	05-16-18	370	378,596

Trading Companies & Distributors 0.31%				367,358

GATX Corp.,
Sr Note	8.750	05-15-14	365	367,358

See notes to financial statements

Annual report | Investment Grade Bond Fund	19

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Par value
Issuer, description	rate	date	(000)	Value
Wireless Telecommunication Services 0.22%				$256,876

America Movil SAB de CV,
Sr Sec Note	5.750%	01-15-15	$250	256,876

	Interest	Maturity	Par value
Issuer, description	rate	date	(000)	Value

Convertible Bonds 0.41%				$489,375
(Cost $375,000)

Industrial Machinery 0.41%				489,375

Ingersoll-Rand Co., Ltd., Sr Note	4.500%	04-15-12	$375	489,375

Issuer, description			Shares	Value

Preferred stocks 0.21%				$245,791
(Cost $319,375)

Diversified Financial Services 0.21%				245,791

Bank of America Corp., 8.625%			12,775	245,791

	Interest	Maturity	Par value
Issuer, description	rate	date	(000)	Value

Asset backed securities 1.12%				$1,325,153
(Cost $2,384,585)

Asset Backed Securities 1.12%				1,325,153

DB Master Finance LLC,
Ser 2006-1 Class A2 (S)	5.779%	06-20-31	$515	373,622

Domino’s Pizza Master Issuer LLC,
Ser 2007-1 Class A2 (S)	5.261	04-25-37	495	314,778

Lehman XS Trust,
Ser 2005-5N Class 3A2 (P)	0.669	11-25-35	401	106,160
Ser 2005-7N Class 1A1B (P)	0.609	12-25-35	281	59,471
Ser 2006-2N Class 1A2 (P)	0.649	02-25-46	429	91,366

Renaissance Home Equity Loan Trust,
Ser 2005-2 Class AF3 (P)	4.499	08-25-35	209	190,677
Ser 2005-2 Class AF4 (P)	4.934	08-25-35	420	189,079

	Interest	Maturity	Par value
Issuer, description	rate	date	(000)	Value

Collateralized mortgage obligations 12.84%				$15,229,626
(Cost $23,675,356)

Collateralized Mortgage Obligations 12.84%				15,229,626

American Home Mortgage Assets,
Ser 2006-6 Class XP IO	3.062%	12-25-46	$6,220	151,624
Ser 2007-5 Class XP IO	3.887	06-25-47	4,561	199,540

American Home Mortgage
Investment Trust,
Ser 2007-1 Class GIOP IO	2.078	05-25-47	3,710	164,622

American Tower Trust,
Ser 2007-1A Class D (S)	5.957	04-15-37	420	346,500

Banc of America Commercial
Mortgage, Inc.,
Ser 2005-4 Class A5A	4.933	07-10-45	1,500	1,308,898
Ser 2005-6 Class A4 (P)	5.179	09-10-47	560	495,451
Ser 2006-3 Class A4 (P)	5.889	07-10-44	700	537,691

See notes to financial statements

20	Investment Grade Bond Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Par value
Issuer, description	rate	date	(000)	Value
Collateralized Mortgage Obligations (continued)

Banc of America Funding Corp.,
Ser 2006-B Class 6A1 (P)	5.881%	03-20-36	$460	$307,015
Ser 2007-E Class 4A1 (P)	5.811	07-20-47	243	134,876

Bear Stearns Commercial Mortgage
Securities, Inc.,
Ser 2006-PW14 Class D (S)	5.412	12-11-38	320	62,098

Bear Stearns Mortgage Funding Trust,
Ser 2006-AR1 2A1 (P)	0.529	08-25-36	250	90,950

Chaseflex Trust,
Ser 2005-2 Class 4A1	5.000	05-25-20	479	423,904

Citigroup Mortgage Loan Trust, Inc.,
Ser 2005-10 Class 1A5A (P)	5.827	12-25-35	397	250,888
Ser 2005-5 Class 2A3	5.000	08-25-35	235	196,265

Citigroup/Deutsche Bank Commercial
Mortgage Trust,
Ser 2005-CD1 Class C (P)	5.225	07-15-44	185	84,124

Countrywide Alternative Loan Trust,
Ser 2005-59 Class 2X IO	3.287	11-20-35	4,549	130,081
Ser 2006-0A12 Class X IO	3.729	09-20-46	7,983	244,481
Ser 2007-25 1A2	6.500	11-25-37	705	433,887

Crown Castle Towers LLC,
Ser 2006-1A Class E (S)	6.065	11-15-36	435	408,900
Sub Bond Ser 2005-1A Class D (S)	5.612	06-15-35	765	742,050

DSLA Mortgage Loan Trust,
Ser 2005-AR5 Class X2 IO	0.151	08-19-45	3,805	66,585

First Horizon Alternative
Mortgage Securities,
Ser 2004-AA5 Class B1 (P)	5.215	12-25-34	760	94,838
Ser 2006-RE1 Class A1	5.500	05-25-35	513	299,455

Global Signal Trust,
Ser 2004-2A Class D (S)	5.093	12-15-14	265	262,350

GMAC Commercial Mortgage
Securities, Inc.,
Ser 2003-C2 Class B (P)	5.501	05-10-40	955	803,280

GMAC Mortgage Corp. Loan Trust,
Ser 2006-AR1 Class 2A1 (P)	5.632	04-19-36	300	220,770

Greenpoint Mortgage Funding Trust,
Ser 2005-AR1 Class A3 (P)	0.589	06-25-45	78	19,972
Ser 2005-AR4 Class 4A2 (P)	0.669	10-25-45	344	108,932
Ser 2006-AR1 Class A2A (P)	0.679	02-25-36	556	199,897

Greenwich Capital Commercial
Funding Corp.,
Ser 2007-GG9 Class C (P)	5.554	03-10-39	230	60,359
Ser 2007-GG9 Class F (P)	5.633	03-10-39	130	18,542

GSR Mortgage Loan Trust,
Ser 2004-9 Class B1 (P)	4.570	08-25-34	305	88,966
Ser 2006-AR1 Class 3A1 (P)	5.352	01-25-36	757	500,513

Harborview Mortgage Loan Trust,
Ser 2005-16 Class 2A1B (P)	0.658	01-19-36	199	58,733
Ser 2005-8 Class 1X IO (P)	3.201	09-19-35	3,217	32,170
Ser 2006-SB1 Class A1A (P)	2.289	12-19-36	410	144,124

See notes to financial statements

Annual report | Investment Grade Bond Fund	21

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Par value
Issuer, description	rate	date	(000)	Value
Collateralized Mortgage Obligations (continued)

Indymac Index Mortgage Loan Trust,
Ser 2004-AR13 Class B1	5.296%	01-25-35	$215	$43,270
Ser 2005-AR18 Class 1X IO	3.158	10-25-36	6,572	98,585
Ser 2005-AR18 Class 2X IO	2.870	10-25-36	9,238	109,929
Ser 2005-AR5 Class B1 (P)	4.559	05-25-35	288	15,916

JPMorgan Chase Commercial Mortgage
Security, Corp.,
Ser 2005-LDP3 Class A4B (P)	4.996	08-15-42	1,000	766,921
Ser 2005-LDP4 Class B (P)	5.129	10-15-42	1,000	351,917

JPMorgan Mortgage Trust,
Ser 2005-S2 Class 2A16	6.500	09-25-35	410	313,792
Ser 2005-S3 Class 2A2	5.500	01-25-21	380	339,673
Ser 2006-A7 Class 2A5 (P)	5.790	01-25-37	507	137,468

Merrill Lynch/Countrywide Commercial
Mortgage Trust,
Ser 2006-2 Class A4 (P)	5.909	06-12-46	735	632,494

MLCC Mortgage Investors, Inc.,
Ser 2007-3 Class M1 (P)	5.925	09-25-37	195	46,412
Ser 2007-3 Class M2 (P)	5.925	09-25-37	75	5,722
Ser 2007-3 Class M3 (P)	5.925	09-25-37	50	2,795

Morgan Stanley Capital I,
Ser 2005-HQ7 Class A4 (P)	5.208	11-14-42	520	466,812
Ser 2006-IQ12 Class E (P)	5.538	12-15-43	310	58,879

Provident Funding Mortgage Loan Trust,
Ser 2005-1 Class B1 (P)	4.407	05-25-35	208	39,959

Residential Accredit Loans, Inc.,
Ser 2005-QA12 Class NB5 (P)	5.952	12-25-35	394	191,873
Ser 2007-QS10 Class A1	6.500	09-25-37	427	241,426
Ser 2007-QS11 Class A1	7.000	10-25-37	355	189,328

Residential Asset Securitization Trust,
Ser 2006-A7CB Class 2A1	6.500	07-25-36	500	282,809

Structured Asset Securities Corp.,
Ser 2003-6A Class B1 (P)	4.935	03-25-33	300	86,824

Washington Mutual, Inc.,
Ser 2005-6 Class 1CB	6.500	08-25-35	258	158,529
Ser 2005-AR13 Class B1 (P)	0.909	10-25-45	515	64,433
Ser 2005-AR19 Class A1B3 (P)	0.659	12-25-45	142	37,938
Ser 2005-AR19 Class B1 (P)	1.009	12-25-45	299	37,339
Ser 2005-AR4 Class 1A1B (P)	2.379	05-25-46	362	61,516
Ser 2005-AR4 Class B1 (P)	4.654	04-25-35	961	180,587
Ser 2005-AR6 Class B1 (P)	0.909	04-25-45	580	43,514
Ser 2007-0A4 Class XPPP IO	0.936	04-25-47	8,346	46,945
Ser 2007-0A5 Class 1XPP IO	1.021	06-25-47	20,249	151,870
Ser 2007-0A5 Class 2XPP IO	1.285	06-25-47	24,185	143,600
Ser 2007-0A6 Class 1XPP IO	0.963	07-25-47	11,666	72,914

Wells Fargo Mortgage Backed
Securites Trust,
Ser 2006-AR15 Class A3 (P)	5.658	10-25-36	550	114,306

	Interest	Maturity	Par value
Issuer, description	rate	date	(000)	Value

Municipal bonds 0.27%				$322,214
(Cost $316,345)

California 0.27%				322,214

State of California,
General Obligation (P)	5.650%	04-01-39	$315	322,214

See notes to financial statements

22	Investment Grade Bond Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Par value
Issuer, description	rate	date	(000)	Value

U.S. Government & agency securities 39.90%				$47,312,921

(Cost $47,156,883)

U.S. Government 9.31%				11,041,331

United States Treasury,
Bond	5.000%	05-15-37	$895	988,555
Bond	3.500	02-15-39	1,900	1,637,268
Note	4.000	08-15-18	1,515	1,581,636
Note	3.125	05-15-19	2,050	1,991,391
Note	1.750	03-31-14	1,000	975,312
Note	1.375	04-15-12	3,450	3,453,774

Inflation Indexed Note TIPS (D)	2.000	07-15-14	401	413,395

U.S. Government Agency 30.59%				36,271,590

Federal Farm Credit Bank,
Bond	2.625	04-17-14	755	746,550

Federal Home Loan Mortgage Corp.,
30 Yr Pass Thru Ctf	4.500	03-01-39	6,576	6,625,537
Note	1.750	06-15-12	2,355	2,354,135

Federal National Mortgage Assn.,
30 Yr Adj Rate Pass Thru Ctf (P)	5.850	03-01-14	2	1,767
30 Yr Adj Rate Pass Thru Ctf (P)	5.850	06-01-14	10	9,790
30 Yr Pass Thru Ctf (P)	5.411	11-01-38	2,950	3,080,298
30 Yr Pass Thru Ctf	5.000	11-01-33	1,981	2,035,752
30 Yr Pass Thru Ctf	5.000	03-01-38	546	559,566
30 Yr Pass Thru Ctf	5.000	03-01-38	2,399	2,459,193
30 Yr Pass Thru Ctf	5.000	05-01-38	248	254,637
30 Yr Pass Thru Ctf	5.000	05-01-38	1,910	1,957,809
30 Yr Pass Thru Ctf (P)	4.931	12-01-38	552	573,400
30 Yr Pass Thru Ctf	4.000	01-01-24	877	885,532
Note	3.375	03-10-14	2,370	2,394,607
TBA	4.000	TBA	3,330	3,355,495

Government National Mortgage Assn.,
15 Yr Pass Thru Ctf	7.500	04-15-13	24	24,758
30 Yr Pass Thru Ctf	4.500	02-15-39	4,983	5,037,986
30 Yr Pass Thru Ctf	4.500	03-15-39	1,496	1,512,356
30 Yr Pass Thru Ctf	4.500	03-15-39	997	1,008,273
30 Yr Pass Thru Ctf	4.500	04-15-39	499	504,699

SBA CMBS Trust,
Sub Bond Ser 2005-1A Class D (S)	6.219	11-15-35	200	192,000
Sub Bond Ser 2005-1A Class E (S)	6.706	11-15-35	110	105,600
Sub Bond Ser 2006-1A Class E (S)	6.174	11-15-36	665	591,850

	Interest	Maturity	Par value
Issuer, description	rate	date	(000)	Value

Short-term investments 0.76%				$900,000

(Cost $900,000)

U.S. Government Agency 0.76%				900,000

Federal Home Loan Bank,
Discount Note	Zero	06-01-09	$900	900,000

Total investments (Cost $127,807,229)† 98.29%				$116,561,367

Other assets and liabilities, net 1.71%				$2,030,714

Total net assets 100.00%				$118,592,081

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common shareholders.

See notes to financial statements

Annual report | Investment Grade Bond Fund	23

F I N A N C I A L  S T A T E M E N T S

Notes to Schedule of Investments

BKNT Bank Notes

Gtd Guaranteed

IO Interest Only

MTN Medium-Term Note

REIT Real Estate Investment Trust

SBA Small Business Administration

TIPS Treasury Inflation Protected Security

(D) Principal amount of security is adjusted for changes in the Consumer Price Index.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

† At May 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $128,115,240. Net unrealized depreciation aggregated $11,553,873, of which $3,282,709 related to appreciated investment securities and $14,836,582 related to depreciated investment securities.

See notes to financial statements

24	Investment Grade Bond Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 5-31-09

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $127,807,229)	$116,561,367
Cash collateral at broker for futures contracts	121,500
Receivable for investments sold	2,121,450
Receivable for delayed delivery securities sold	3,444,046
Receivable for fund shares sold	206,823
Interest receivable	1,540,352
Other receivables and prepaid assets	67,785

Total assets	124,063,323

Liabilities

Due to custodian	20,372
Payable for investments purchased	1,749,712
Payable for delayed delivery securities purchased	3,370,064
Payable for fund shares repurchased	141,091
Payable for futures variation margin	47,813
Distributions payable	638
Payable to affiliates
Accounting and legal services fees	2,960
Transfer agent fees	39,075
Distribution and service fees	34,874
Trustees’ fees	26,471
Management fees	38,172

Total liabilities	5,471,242

Net assets

Capital paid-in	$136,207,383
Undistributed net investment income	281,843
Accumulated net realized loss on investments, futures contracts and options written	(6,714,108)
Net unrealized appreciation (depreciation) on investments and futures contracts	(11,183,037)

Net assets	$118,592,081

Net asset value per share

Class A ($98,560,714 ÷ 11,012,477 shares)	$8.95
Class B ($6,354,741 ÷ 710,006 shares)[1]	$8.95
Class C ($12,104,813 ÷ 1,352,578 shares)[1]	$8.95
Class I ($1,571,813 ÷ 175,693 shares)	$8.95

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[2]	$9.37

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Annual report | Investment Grade Bond Fund	25

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 5-31-09

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$7,478,064
Income from affiliated issuers	32,058
Dividends	29,766
Securities lending	14,742

Total investment income	7,554,630

Expenses

Investment management fees (Note 6)	448,299
Distribution and service fees (Note 6)	392,938
Transfer agent fees (Note 6)	331,756
Accounting and legal services fees (Note 6)	19,363
Trustees’ fees	5,074
State registration fees	55,183
Printing and postage fees	25,175
Professional fees	84,112
Custodian fees	38,541
Registration and filing fees	5,137
Proxy fees	35,175
Miscellaneous	22,043

Total expenses	1,462,796
Less expense reductions (Note 6)	(101)

Net expenses	1,462,695

Net investment income	6,091,935

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	352,066
Futures contracts	(187,601)
Options written	9,289

173,754

Change in net unrealized appreciation (depreciation) of
Investments	(7,146,810)
Futures contracts	85,955

(7,060,855)

Net realized and unrealized loss	(6,887,101)

Decrease in net assets from operations	($795,166)

See notes to financial statements

26	Investment Grade Bond Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	5-31-09	5-31-08
Increase (decrease) in net assets

From operations
Net investment income	$6,091,935	$5,984,977
Net realized gain	173,754	799,463
Change in net unrealized appreciation (depreciation)	(7,060,855)	(2,509,350)
Increase (decrease) in net assets resulting from operations	(795,166)	4,275,090
Distributions to shareholders
From net investment income
Class A	(5,325,987)	(5,371,954)
Class B	(295,460)	(340,127)
Class C	(432,350)	(311,154)
Class I	(31,697)	(4,406)
Total distributions	(6,085,494)	(6,027,641)
From Fund share transactions (Note 7)	8,814,021	(4,146,188)
Total increase (decrease)	1,933,361	(5,898,739)

Net assets
Beginning of year	116,658,720	122,557,459
End of year	$118,592,081	$116,658,720
Undristributed net investment income	$281,843	$153,992

See notes to financial statements

Annual report | Investment Grade Bond Fund	27

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	5-31-09	5-31-08	5-31-07	5-31-06	5-31-05[1]
Per share operating performance

Net asset value, beginning of period	$9.53	$9.67	$9.52	$10.06	$9.92
Net investment income[2]	0.49	0.49	0.46	0.42	0.39
Net realized and unrealized gain (loss) on investments	(0.58)	(0.13)	0.16	(0.51)	0.18
Total from investment operations	(0.09)	0.36	0.62	(0.09)	0.57
Less distributions
From net investment income	(0.49)	(0.50)	(0.47)	(0.45)	(0.43)
Net asset value, end of period	$8.95	$9.53	$9.67	$9.52	$10.06
Total return (%)[3,4]	(0.73)	3.72	6.63	(0.96)	5.79

Ratios and supplemental data

Net assets, end of year (in millions)	$99	$102	$108	$116	$136
Ratios (as a percentage of average net assets):
Expenses before reductions	1.20[5]	0.99	1.06	1.04	1.04
Expenses net of fee waivers	1.20[5]	0.99	0.97	1.00	1.03
Expenses net of all fee waivers and credits	1.20[5]	0.98	0.97	1.00	1.03
Net investment income	5.53	5.08	4.76	4.25	3.86
Portfolio turnover (%)	109	99	105	160	222

1 Audited by previous Independent Registered Public Accounting Firm.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.04%.

CLASS B SHARES Period ended	5-31-09	5-31-08	5-31-07	5-31-06	5-31-05[1]
Per share operating performance
Net asset value, beginning of period	$9.53	$9.67	$9.52	$10.06	$9.92

Net investment income[2]	0.42	0.42	0.39	0.34	0.32
Net realized and unrealized gain (loss) on investments	(0.58)	(0.14)	0.16	(0.50)	0.17
Total from investment operations	(0.16)	0.28	0.55	(0.16)	0.49
Less distributions
From net investment income	(0.42)	(0.42)	(0.40)	(0.38)	(0.35)
Net asset value, end of period	$8.95	$9.53	$9.67	$9.52	$10.06
Total return (%)[3,4]	(1.47)	2.95	5.84	(1.70)	5.01

Ratios and supplemental data

Net assets, end of year (in millions)	$6	$7	$8	$13	$22
Ratios (as a percentage of average net assets):
Expenses before reductions	1.95[5]	1.74	1.81	1.79	1.79
Expenses net of fee waivers	1.95[5]	1.74	1.72	1.75	1.78
Expenses net of all fee waivers and credits	1.95[5]	1.73	1.72	1.75	1.78
Net investment income	4.79	4.33	4.01	3.47	3.12
Portfolio turnover (%)	109	99	105	160	222

1 Audited by previous Independent Registered Public Accounting Firm.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.04%.

See notes to financial statements

28	Investment Grade Bond Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

CLASS C SHARES Period ended	5-31-09	5-31-08	5-31-07	5-31-06	5-31-05[1]

Per share operating performance

Net asset value, beginning of period	$9.53	$9.67	$9.52	$10.06	$9.92
Net investment income[2]	0.43	0.42	0.39	0.35	0.32
Net realized and unrealized gain (loss) on investments	(0.59)	(0.14)	0.16	(0.51)	0.17
Total from investment operations	(0.16)	0.28	0.55	(0.16)	0.49
Less distributions
From net investment income	(0.42)	(0.42)	(0.40)	(0.38)	(0.35)
Net asset value, beginning of period	$8.95	$9.53	$9.67	$9.52	$10.06
Total return (%)[3,4]	(1.47)	2.95	5.84	(1.70)	5.00

Ratios and supplemental data

Net assets, end of year (in millions)	$12	$8	$6	$7	$8
Ratios (as a percentage of average net assets):
Expenses before reductions	1.95[5]	1.73	1.81	1.79	1.79
Expenses net of fee waivers	1.95[5]	1.73	1.72	1.75	1.78
Expenses net of all fee waivers and credits	1.95[5]	1.73	1.72	1.75	1.78
Net investment income	4.87	4.34	4.01	3.50	3.12
Portfolio turnover (%)	109	99	105	160	222

1 Audited by previous Independent Registered Public Accounting Firm.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.04%.

CLASS I SHARES Period ended	5-31-09	5-31-08	5-31-07	5-31-06	5-31-05[1]
Per share operating performance

Net asset value, beginning of period	$9.53	$9.67	$9.52	$10.06	$9.92
Net investment income[2]	0.52	0.53	0.50	0.47	0.44
Net realized and unrealized gain (loss) on investments	(0.58)	(0.14)	0.16	(0.51)	0.17
Total from investment operations	(0.06)	0.39	0.66	(0.04)	0.61
Less distributions
From net investment income	(0.52)	(0.53)	(0.51)	(0.50)	(0.47)
Net asset value, end of period	$8.95	$9.53	$9.67	$9.52	$10.06
Total return (%)[3]	(0.45)	4.08	7.00	(0.51)	6.23

Ratios and supplemental data

Net assets, end of year (in millions)	$2	—[4]	—[4]	—[4]	—[4]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.12[5]	0.63	0.62	0.62	0.49
Expenses net of fee waivers	1.12[5]	0.63	0.62	0.62	0.49
Expenses net of all fee waivers and credits	1.12[5]	0.63	0.62	0.62	0.49
Net investment income	6.09	5.45	5.10	4.85	4.40
Portfolio turnover (%)	109	99	105	160	222

1 Audited by previous Independent Registered Public Accounting Firm.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Less than $500,000.

5 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.04%.

See notes to financial statements

Annual report | Investment Grade Bond Fund	29

Notes to financial statements

Note 1
Organization

John Hancock Investment Grade Bond Fund (the Fund) is a diversified series of John Hancock Bond Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek a high level of current income consistent with preservation of capital and maintenance of liquidity.

The Board of Trustees has authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. Class A, Class B and Class C shares are open to all retail investors. Class I shares are offered without any sales charges to various institutional and certain individual investors. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data as well as broker quotes. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued as described below. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. John Hancock Collateral Investment Trust (JHCIT), an affiliated registered investment company managed by John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial corporation (MFC), is valued at its net asset value each business day. JHCIT is a floating rate fund investing in high quality money market instruments.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith

30	Investment Grade Bond Fund | Annual report

under consistently applied procedures established by and under the general supervision of the Board of Trustees.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2009:

	INVESTMENTS IN	OTHER FINANCIAL
VALUATION INPUTS	SECURITIES	INSTRUMENTS*

Level 1 — Quoted Prices	$245,791	$62,825

Level 2 — Other Significant Observable Inputs	114,495,830	—

Level 3 — Significant Unobservable Inputs	1,819,746	—
Total	$116,561,367	$62,825

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, options and swap contracts, which are stated at value based upon futures’
settlement prices, foreign currency exchange forward rates, option prices and swap prices.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	INVESTMENTS IN	OTHER FINANCIAL
	SECURITIES	INSTRUMENTS

Balance as of May 31, 2008	$3,701,324	—

Accrued discounts/premiums	125,813	—

Realized gain (loss)	54,694	—

Change in unrealized appreciation (depreciation)	(398,125)	—

Net purchases (sales)	(2,039,753)	—

Transfers in and/or out of Level 3	375,793	—
Balance as of May 31, 2009	1,819,746	—

Security transactions and related
investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Discounts/premiums are accreted/amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful.

Annual report | Investment Grade Bond Fund	31

The Fund uses identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 102% of the market value of the loaned securities for U.S. equity and corporate securities and 105% for foreign equity and corporate securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund. Any additional required cash collateral is delivered to the Fund or excess collateral is returned to the borrower on the next business day. Cash collateral received is invested in JHCIT. The Fund may receive compensation for lending its securities either in the form of fees and/or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Line of credit

The Fund and other affiliated funds have entered into an agreement which enables it to participate in a $150 million unsecured committed line of credit with State Street Corporation (the Custodian). The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to each participating fund on a prorated basis based on average net assets. Prior to February 19, 2009, the commitment fee was 0.05% per annum. For the year ended May 31, 2009, there were no borrowings under the line of credit by the Fund.

Pursuant to the custodian agreement, the Custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the Custodian for any overdraft, including any costs or expenses associated with the overdraft. The Custodian has a lien, security interest or security entitlement in any Fund property, that is not segregated, to the maximum extent permitted by law to the extent of any overdraft.

When-issued/delayed delivery securities

The Fund may purchase or sell debt securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the

32	Investment Grade Bond Fund | Annual report

customary settlement period. When delayed-delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security. The Fund may receive compensation for interest forgone in the purchase of delayed-delivery securities. The market values of the securities purchased on a forward-delivery basis are identified in the Portfolio of Investments.

In a “To Be Announced” (TBA) transaction, the Fund commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying security transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later.

Stripped securities

Stripped mortgage backed securities are financial instruments that derive their value from other instruments so that one class receives all of the principal from the underlying mortgage assets PO (principal only), while the other class receives the interest cash flows IO (interest only). Both the PO and IO investments represents an interest in the cash flows of an underlying stripped mortgaged backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in an interest only security. The market value of these securities can be extremely volatile in response to changes in interest rates. Credit risk reflects the risk that the Funds may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligation.

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has $5,400,741 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, it will reduce the amount of capital gain distribution to be paid. The loss carryforward expires as follows: May 31, 2013 — $1,598,221, May 31, 2014 —$1,220,926 and May 31, 2015 — $2,581,594. Net capital losses of $942,768 that are attributable to security transactions incurred after October 31, 2008, are treated as arising on June 1, 2009, the first day of the Fund’s next taxable year.

As of May 31, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended May 31, 2009 remains subject to examination by the Internal Revenue Service.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed annually. During the year ended May 31, 2008, the tax character of distributions paid was as follows: ordinary income $6,027,641. During the year ended May 31, 2009, the tax character of distributions paid was as follows: ordinary income $6,085,494. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Annual report | Investment Grade Bond Fund	33

As of May 31, 2009, the components of distributable earnings on a tax basis included $322,819 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Permanent book-tax differences are primarily attributable to amortization and accretion on debt securities.

Note 3
Financial instruments

The Fund has adopted the provisions of Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). This new standard requires the Fund to disclose information to assist investors in understanding how the Fund uses derivative instruments, how derivative instruments are accounted for under Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities (FAS 133) and how derivative instruments affect the Fund’s financial position, results of operations and Statement of Changes in net assets. This disclosure for the year ended May 31, 2009 is presented in accordance with FAS 161 and is included as part of the Notes to the Financial Statements.

Options

The Fund may purchase and sell put and call options on securities, securities indices, currencies and futures contracts. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. The Fund may use options to manage against possible changes in the market value of the Fund’s assets, mitigate exposure to fluctuations in currency values or interest rates, or protect the Fund’s unrealized gains. In addition, the Fund may use options to facilitate Fund investment transactions by protecting the Fund against a change in the market price of the investment, enhance potential gains, or as a substitute for the purchase or sale of securities or currency.

Options listed on an exchange, if no closing price is available, are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Using an independent pricing source, options not listed on an exchange are valued at the mean between the last bid and ask prices.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently “marked-to-market” to reflect the current market value of the option written. If an option expires, or if the Fund buys an offsetting option, the Fund realizes a gain or loss depending on whether the exercise price of the option is more or less than the value of the underlying instrument at the time of the offsetting transaction. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security, with the proceeds of the sale increased by the premium received. If a written put option is exercised, the amount of the premium received reduces the cost of the security that the Fund purchases upon exercise of the option. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put) and as a result, bears the market risk of an unfavorable change in the price of the underlying securities.

When the Fund purchases an option, the premium paid by the Fund is included in the Schedule of Investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the Fund realizes a loss equal to the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. If the Fund exercises a call option, the

34	Investment Grade Bond Fund | Annual report

cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid.

Writing puts and buying calls may increase the Fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to such changes. Losses may arise when buying and selling options if there is an illiquid secondary market for the options, which may cause a party to receive less than would be received in a liquid market, or if the counterparties do not perform under the terms of the options.

The following summarizes the written option contracts activity during the year ended May 31, 2009:

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED (PAID)

Outstanding, beginning of period	—	—

Options written	25	$9,289

Options closed	—	—

Options exercised	—	—

Options expired	(25)	(9,289)

Outstanding, end of period	—	—

The Fund did not hold written option contracts at May 31, 2009. During the year ended May 31, 2009, the Fund used written options to enhance potential gain.

Futures

The Fund may purchase and sell financial futures contracts, including index futures and options on these contracts. A future is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. The Fund uses futures contracts to manage against a decline in the value of securities owned by the Fund due to anticipated interest rate, currency or market changes. In addition, the Fund will use futures contracts for duration management or to gain exposure to a securities market.

An index futures contract (index future) is a contract to buy a certain number of units of the relevant index at a fixed price and specific future date. The Fund may invest in index futures as a means of gaining exposure to securities without investing in them directly, thereby allowing the Fund to invest in the underlying securities over time. Investing in index futures also permits the Fund to maintain exposure to common stocks without incurring the brokerage costs associated with investment in individual common stocks.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver such instrument at an agreed upon date for a specified price. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market and the inability of the counterparty to meet the terms of the contract.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Upon entering into a futures contract, initial margin deposits, as set by the exchange or broker to the contract, are required and are met by the delivery of specific securities (or cash) as collateral to the broker. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

Annual report | Investment Grade Bond Fund	35

During the year ended May 31, 2009, the Fund used futures to manage the duration of the portfolio. The following summarizes the open futures contracts held as of May 31, 2009:

	NUMBER OF				UNREALIZED
OPEN CONTRACTS	CONTRACTS	POSITION	EXPIRATION DATE	NOTIONAL VALUE	APPRECIATION

U.S. 10-year Treasury
Note	45	Short	Sep 2009	$5,265,000	$62,825

Fair value of derivative instruments by risk category

The table below summarizes the fair values of derivatives held by the Fund at May 31, 2009 by risk category:

DERIVATIVES NOT ACCOUNTED FOR	STATEMENT OF ASSETS	FINANCIAL	ASSET	LIABILITY
AS HEDGING INSTRUMENTS UNDER	AND LIABILITIES	INSTRUMENTS	DERIVATIVES	DERIVATIVES
FAS 133	LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Interest rate contracts	Payable for futures	Futures	$62,825	—
	variation margin; Net
	unrealized apprecia-
	tion (depreciation)
	on investments and
	futures contracts
Total			$62,825	—

Effect of derivative instruments on Statement of Operations

The table below summarizes the realized gain (loss) recognized in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category for the year ended May 31, 2009:

DERIVATIVES NOT ACCOUNTED
FOR AS HEDGING INSTRUMENTS	PURCHASED
UNDER FAS 133	OPTIONS*	WRITTEN OPTIONS	FUTURES	TOTAL

Statement of Operations
location — Net realized
gain (loss) on	Investments	Options	Futures contracts
Interest rate contracts	($149,214)	$9,289	($187,601)	($327,526)
Total	($149,214)	$9,289	($187,601)	($327,526)

* Amounts recognized for purchased options are included in the net realized gain (loss) on investments.

The table below summarizes the change in unrealized appreciation (depreciation) recognized in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category for the year ended May 31, 2009:

DERIVATIVES NOT ACCOUNTED FOR AS HEDGING
INSTRUMENTS UNDER FAS 133	FUTURES	TOTAL

Statement of Operations location — Change in
unrealized appreciation (depreciation) on	Futures contracts
Interest rate contracts	$85,955	$85,955
Total	$85,955	$85,955

36	Investment Grade Bond Fund | Annual report

Note 4
Risk and uncertainties

Derivatives and counterparty risk

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivative instruments expose the Fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the Fund will succeed in enforcing them.

Fixed income risk

Fixed income securities are subject to credit and interest rate risk and involve some risk of default in connection with principal and interest payments.

Interest-rate risk

Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest rate risk.

Mortgage security risk

The Fund may invest a portion of its assets in issuers and/or securities of issuers that hold mortgage securities, including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

Note 5
Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 6
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.40% of the first $1,500,000,000 of the Fund’s average daily net asset value and (b) 0.385% of the Fund’s daily net asset value in excess of $1,500,000,000. The Fund has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, an indirectly owned subsidiary of Manulife and an affiliate of the Adviser. The Fund is not responsible for payment of subadvisory fees.

The investment management fees incurred for the year ended May 31, 2009, were equivalent to an annual effective rate of 0.40% of the Fund’s average daily net assets.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C shares, pursuant to Rule 12b-1 under the 1940 Act, to pay JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C shares, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Annual report | Investment Grade Bond Fund	37

Pursuant to the Advisory Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each class at the time the expense was incurred.

The accounting and legal service fees incurred for the year ended May 31, 2009, were equivalent to an annual effective rate of less than 0.02% of the Fund’s average daily net assets.

Class A shares are assessed up-front sales charges. During the year ended May 31, 2009, JH Funds received net up-front sales charges of $122,913 with regard to sales of Class A shares. Of this amount, $14,445 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $98,603 was paid as sales commissions to unrelated broker-dealers and $9,865 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended May 31, 2009, CDSCs received by JH Funds amounted to $14,632 for Class B shares and $2,883 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.015% for all classes based on each class’s average daily net assets.

• All classes of the Fund paid a monthly fee based on an annual rate of $17.50 per shareholder account.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

The Fund receives earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the year ended May 31, 2009, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $101 for transfer agent credits earned.

Class level expenses for the year ended May 31, 2009 were as follows:

	Distribution and	Transfer
Share class	service fees	agent fees

Class A	$240,761	$284,350
Class B	61,834	18,256
Class C	90,343	26,670
Class I	—	2,480
Total	$392,938	$331,756

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. Mr. John G. Vrysen is a Board member of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/ or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset

38	Investment Grade Bond Fund | Annual report

are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 7

Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the years ended May 31, 2009, and May 31, 2008, along with the corresponding dollar value.

	Year ended 5-31-09		Year ended 5-31-08
	Shares	Amount	Shares	Amount
Class A shares

Sold	2,399,215	21,295,168	875,709	$8,531,880
Distributions reinvested	521,314	4,611,418	476,341	4,618,624
Repurchased	(2,606,625)	(23,068,477)	(1,831,667)	(17,737,641)
Net increase (decrease)	313,904	2,838,109	(479,617)	($4,587,137)

Class B shares

Sold	296,969	2,595,214	139,221	$1,354,078
Distributions reinvested	24,927	220,575	27,767	269,247
Repurchased	(344,077)	(3,073,323)	(296,353)	(2,870,029)
Net decrease	(22,181)	(257,534)	(129,365)	($1,246,704)

Class C shares

Sold	873,442	7,635,446	339,277	$3,294,825
Distributions reinvested	33,915	298,914	20,880	202,467
Repurchased	(356,300)	(3,121,761)	(189,218)	(1,834,640)
Net increase	551,057	4,812,599	170,939	$1,662,652

Class I shares

Sold	180,865	1,557,572	2,139	$20,670
Distributions reinvested	3,345	29,234	456	4,406
Repurchased	(19,065)	(165,959)	(8)	(75)
Net increase	165,145	1,420,847	2,587	$25,001

Net increase (decrease)	1,007,925	8,814,021	(435,456)	($4,146,188)

Note 8
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended May 31, 2009, aggregated $73,171,770 and $51,685,697, respectively. Purchases and proceeds from sales or maturities of obligations of the U.S. government aggregated $94,988,270 and $95,397,537, respectively, during the year ended May 31, 2009.

Annual report | Investment Grade Bond Fund	39

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of John Hancock Investment Grade Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Investment Grade Bond Fund (the “Fund”) at May 31, 2009, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2009 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before May 31, 2005 were audited by another independent registered public accounting firm, whose report expressed an unqualified opinion thereon.

PricewaterhouseCoopers LLP
Boston, Massachusetts
July 23, 2009

40	Investment Grade Bond Fund | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended May 31, 2009.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2009.

Shareholders will be mailed a 2009 U.S. Treasury Department Form 1099-DIV in January 2010. This will reflect the total of all distributions that are taxable for calendar year 2009.

Annual report | Investment Grade Bond Fund	41

Board Consideration of and
Continuation of Investment
Advisory Agreement and
Subadvisory Agreement: John Hancock
Investment Grade Bond Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Bond Trust (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Investment Grade Bond Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 5–6 and June 9–10, 2008, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. This information included:

(i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group). The funds within each Category and Peer Group were selected by Morningstar Inc. (Morningstar), an independent provider of investment company data. Data covered a range of periods ended December 31, 2007,

(ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group,

(iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser,

(iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund,

(v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale,

(vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department,

(vii) the background and experience of senior management and investment professionals, and

(viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The Board principally considered data on performance and other information provided by Morningstar as of December 31, 2007. The Board also considered updated performance information provided to it by the Adviser or Subadviser at its May and June 2008 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

42	Investment Grade Bond Fund | Annual report

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2007. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s Peer Group and benchmark index. The Board reviewed with representatives of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance for all periods under review was lower than the performance of its benchmark index, the Lehman Brothers Aggregate Bond Index, as was the Peer Group and Category medians. The Board noted that, although generally competitive, the performance of the Fund for the 3- and 5-year periods was lower than the performance of the Category and Peer Group medians. The Board also noted that the Fund’s performance was lower than the performance of the Category median, but higher than the performance of the Peer Group median for the 1-year period. The Board viewed favorably that the Fund’s performance for the 10-year period was higher than the Peer Group and Category medians.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory Agreement Rate was lower than the median rate of the Peer Group and Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross Expense Ratio was not appreciably higher than the Category median and was lower than the Peer Group median. The Board noted that the Fund’s Net Expense Ratio was higher than the Category median but not appreciably higher than the Peer Group median.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by

Annual report | Investment Grade Bond Fund	43

the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates, including the Subadviser, as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

44	Investment Grade Bond Fund | Annual report

Board Consideration of Amendments
to Investment Advisory Agreement

In approving the proposed new form of Advisory Agreement at the December 8–9, 2008 meeting (which is subject to shareholder approval), the Board determined that it was appropriate to rely upon its recent consideration at its June 10, 2008 meeting of such factors as: fund performance; the realization of economies of scale; profitability of the Advisory Agreement to the Adviser; and comparative advisory fee rates (as well as its conclusions with respect to those factors). The Board noted that it had, at the June 10, 2008 meeting, concluded that these factors, taken as a whole, supported the continuation of the Advisory Agreement. The Board, at the December 8–9, 2008 meeting, revisited particular factors to the extent relevant to the proposed new form of Agreement. In particular, the Board noted the skill and competency of the Adviser in its past management of the Fund’s affairs and subadvisory relationships, the qualifications of the Adviser’s personnel who perform services for the Trust and the Fund, including those who served as officers of the Trust, and the high level and quality of services that the Adviser may reasonably be expected to continue to provide the Fund and concluded that the Adviser may reasonably be expected to perform its services ably under the proposed new form of Advisory Agreement. The Board also took into consideration the extensive analysis and effort undertaken by a working group comprised of a subset of the Board’s Independent Trustees, which met several times, both with management representatives and separately, prior to the Board’s December 8–9, 2008 meeting. The Board considered the differences between the current Advisory Agreement and proposed new form of Agreement, and agreed that the new Advisory Agreement structure would more clearly delineate the Adviser’s duties under the Agreement by separating the Adviser’s non-advisory functions from its advisory functions. The enhanced delineation is expected to facilitate oversight of the Adviser’s advisory and non-advisory activities without leading to any material increase in the Fund’s overall expense ratios.

Annual report | Investment Grade Bond Fund	45

Special Shareholder Meeting (Unaudited)

On April 16, 2009, a Special Meeting of the Shareholders of John Hancock Bond Trust and its series, John Hancock Investment Grade Bond Fund, was held at 601 Congress Street, Boston, Massachusetts for the purpose of considering and voting on the proposals listed below:

Proposal 1: Election of eleven Trustees as members of the Board of Trustees of John Hancock Bond Trust.

PROPOSAL 1 PASSED FOR ALL TRUSTEES ON APRIL 16, 2009.

1. Election of eleven Trustees as members of the Board of Trustees of each of the Trusts (all Trusts):

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

James R. Boyle
Affirmative	173,220,205.0627	59.522%	94.304%
Withhold	10,462,859.8443	3.595%	5.696%

TOTAL	183,683,064.9070	63.117%	100.000%

John G. Vrysen
Affirmative	173,358,109.1063	59.569%	94.379%
Withhold	10,324,955.8007	3.548%	5.621%

TOTAL	183,683,064.9070	63.117%	100.000%

James F. Carlin
Affirmative	173,287,041.7917	59.545%	94.340%
Withhold	10,396,023.1153	3.572%	5.660%

TOTAL	183,683,064.9070	63.117%	100.000%

William H. Cunningham
Affirmative	173,177,055.1846	59.507%	94.280%
Withhold	10,506,009.7224	3.610%	5.720%

TOTAL	183,683,064.9070	63.117%	100.000%

Deborah Jackson
Affirmative	173,333,269.2697	59.561%	94.365%
Withhold	10,349,795.6373	3.556%	5.635%

TOTAL	183,683,064.9070	63.117%	100.000%

Charles L. Ladner
Affirmative	173,240,086.5817	59.529%	94.315%
Withhold	10,442,978.3253	3.588%	5.685%

TOTAL	183,683,064.9070	63.117%	100.000%

Stanley Martin
Affirmative	173,353,950.7840	59.568%	94.377%
Withhold	10,329,114.1230	3.549%	5.623%

TOTAL	183,683,064.9070	63.117%	100.000%

Patti McGill Peterson
Affirmative	173,193,659.6203	59.513%	94.289%
Withhold	10,489,405.2867	3.604%	5.711%

TOTAL	183,683,064.9070	63.117%	100.000%

46	Investment Grade Bond Fund | Annual report

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

John A. Moore
Affirmative	173,305,868.8020	59.551%	94.350%
Withhold	10,377,196.1050	3.566%	5.650%

TOTAL	183,683,064.9070	63.117%	100.000%

Steven R. Pruchansky
Affirmative	173,186,724.0267	59.510%	94.286%
Withhold	10,496,340.8803	3.607%	5.714%

TOTAL	183,683,064.9070	63.117%	100.000%

Gregory A. Russo
Affirmative	173,314,346.0379	59.554%	94.355%
Withhold	10,368,718.8691	3.563%	5.645%

TOTAL	183,683,064.9070	63.117%	100.000%

Proposal 6: To revise merger approval requirements for John Hancock Bond Trust.

PROPOSAL 6 PASSED ON APRIL 16, 2009.

6. Revision to merger approval requirements (all Trusts).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	126,903,239.0316	43.606%	69.088%
Against	7,716,647.1873	2.652%	4.201%
Abstain	9,762,680.6881	3.355%	5.315%
Broker Non-Vote	39,300,498.0000	13.504%	21.396%

TOTAL	183,683,064.9070	63.117%	100.000%

On May 5, 2009, an adjourned session of a Special Meeting of the Shareholders of John Hancock Bond Trust and its series, John Hancock Investment Grade Bond Fund, held at 601 Congress Street, Boston, Massachusetts for the purpose of considering and voting on the proposals listed below:

Proposal 2: To approve a new form of Advisory Agreement between John Hancock Bond Trust and John Hancock Advisers, LLC.

PROPOSAL 2 PASSED ON MAY 5, 2009.

2. Approval of a new form of Advisory Agreement between each Trust and John Hancock Advisers, LLC (all Funds).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	6,082,957.8220	47.106%	73.841%
Against	140,220.6700	1.086%	1.702%
Abstain	598,007.3290	4.631%	7.259%
Broker Non-Votes	1,416,778.0000	10.971%	17.198%

TOTAL	8,237,963.8210	63.794%	100.000%

Annual report | Investment Grade Bond Fund	47

Proposal 3: To approve the following changes to fundamental investment restrictions:

3. Approval of the following changes to fundamental investment restrictions (See Proxy Statement for Fund(s) voting on this Proposal):

PROPOSALS 3A-3F AND 3I-3J PASSED ON MAY 5, 2009.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

3A. Revise: Concentration

Affirmative	5,992,453.6744	46.406%	72.742%
Against	148,926.3665	1.153%	1.808%
Abstain	679,805.7801	5.264%	8.252%
Broker Non-Votes	1,416,778.0000	10.971%	17.198%

TOTAL	8,237,963.8210	63.794%	100.000%

3B. Revise: Diversification

Affirmative	6,022,389.9495	46.637%	73.106%
Against	155,299.6038	1.203%	1.885%
Abstain	643,495.2677	4.983%	7.811%
Broker Non-Votes	1,416,779.0000	10.971%	17.198%

TOTAL	8,237,963.8210	63.794%	100.000%

3C. Revise: Underwriting

Affirmative	5,974,558.2609	46.267%	72.524%
Against	145,690.6905	1.128%	1.769%
Abstain	700,936.8696	5.428%	8.509%
Broker Non-Votes	1,416,778.0000	10.971%	17.198%

TOTAL	8,237,963.8210	63.794%	100.000%

3D. Revise: Real Estate

Affirmative	5,800,733.7848	44.920%	70.415%
Against	260,545.3175	2.018%	3.163%
Abstain	759,906.7187	5.885%	9.224%
Broker Non-Votes	1,416,778.0000	10.971%	17.198%

TOTAL	8,237,963.8210	63.794%	100.000%

3E. Revise: Loans

Affirmative	5,756,678.2712	44.579%	69.880%
Against	261,825.5521	2.028%	3.178%
Abstain	802,680.9977	6.216%	9.744%
Broker Non-Votes	1,416,779.0000	10.971%	17.198%

TOTAL	8,237,963.8210	63.794%	100.000%

3F. Revise: Senior Securities

Affirmative	5,839,647.9508	45.222%	70.887%
Against	134,934.5015	1.045%	1.638%
Abstain	846,602.3687	6.556%	10.277%
Broker Non-Votes	1,416,779.0000	10.971%	17.198%

TOTAL	8,237,963.8210	63.794%	100.000%

48	Investment Grade Bond Fund | Annual report

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

3I. Eliminate: Trustee and Officer Ownership

Affirmative	5,789,044.3863	44.831%	70.273%
Against	337,088.4228	2.610%	4.092%
Abstain	695,053.0119	5.382%	8.437%
Broker Non-Votes	1,416,778.0000	10.971%	17.198%

TOTAL	8,237,963.8210	63.794%	100.000%

3J. Eliminate: Margin Investment; Short Selling

Affirmative	5,858,548.3259	45.369%	71.117%
Against	292,290.8097	2.263%	3.548%
Abstain	670,347.6854	5.191%	8.137%
Broker Non-Votes	1,416,777.0000	10.971%	17.198%

TOTAL	8,237,963.8210	63.794%	100.000%

Proposal 4: To approve amendments changing Rule 12b-1 Plans for certain classes of the Fund from “reimbursement” to compensation plans.

PROPOSAL 4 PASSED FOR CLASS A ONLY ON MAY 5, 2009.

Class A

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans (All Fund Classes except Class I).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	5,312,696.0953	48.131%	73.602%
Against	179,054.8347	1.622%	2.481%
Abstain	597,767.7610	5.416%	8.282%
Broker Non-Votes	1,128,531.0000	10.224%	15.635%

TOTAL	7,218,049.6910	65.393%	100.000%

Class B

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans (All Fund Classes except Class I).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	250,140.8948	36.336%	57.607%
Against	15,025.6760	2.183%	3.460%
Abstain	61,776.6162	8.974%	14.227%
Broker Non-Votes	107,278.0000	15.584%	24.706%

TOTAL	434,221.1870	63.077%	100.000%

Annual report | Investment Grade Bond Fund	49

Class C

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans (All Fund Classes except Class I).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	366,151.9430	32.702%	63.927%
Against	10,319.0000	.922%	1.802%
Abstain	15,323.0000	1.369%	2.675%
Broker Non-Votes	180,971.0000	16.163%	31.596%

TOTAL	572,764.9430	51.156%	100.000%

Proposal 5: To adopt a manager of manager structure.

PROPOSAL 5 PASSED ON MAY 5, 2009.

5. Proposal adopting a manager of manager structure.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	5,884,378.1407	45.568%	71.430%
Against	278,737.3828	2.159%	3.384%
Abstain	658,072.2975	5.096%	7.988%
Broker Non-Votes	1,416,776.0000	10.971%	17.198%

TOTAL	8,237,963.8210	63.794%	100.000%

50	Investment Grade Bond Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees
Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

Patti McGill Peterson, Born: 1943	2005	48

Chairperson (since December 2008); Principal, PMP Globalinc (consulting) (since 2007); Senior
Associate, Institute for Higher Education Policy (since 2007); Executive Director, CIES (international education agency) (until 2007); Vice President, Institute of International Education (until 2007); Senior
Fellow, Cornell University Institute of Public Affairs, Cornell University (until 1998); Former President
Wells College, St. Lawrence University and the Association of Colleges and Universities of the State
of New York. Director of the following: Niagara Mohawk Power Corporation (until 2003); Security
Mutual Life (insurance) (until 1997); ONBANK (until 1993). Trustee of the following: Board of Visitors,
The University of Wisconsin, Madison (since 2007); Ford Foundation, International Fellowships Program
(until 2007); UNCF, International Development Partnerships (until 2005); Roth Endowment (since 2002);
Council for International Educational Exchange (since 2003).

James F. Carlin, Born: 1940	1994	48

Director and Treasurer, Alpha Analytical Laboratories, Inc. (chemical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995); Part Owner and Vice President,
Mone Lawrence Carlin Insurance Agency, Inc. (until 2005); Chairman and Chief Executive Officer,
Carlin Consolidated, Inc. (management/investments) (since 1987); Trustee, Massachusetts Health and
Education Tax Exempt Trust (1993–2003).

William H. Cunningham,[2] Born: 1944	1987	48

Professor, University of Texas at Austin (since 1971); former Chancellor, University of Texas System and former President, University of Texas at Austin (until 2001); Chairman and Chief Executive Officer, IBT
Technologies (until 2001); Director of the following: Hicks Acquisition Company I, Inc. (since 2007);
Hire.com (until 2004), STC Broadcasting, Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc.
(electronic manufacturing) (since 2001), Adorno/Rogers Technology, Inc. (until 2004), Pinnacle Foods
Corporation (until 2003), rateGenius (until 2003), Lincoln National Corporation (insurance) (since 2006),
Jefferson-Pilot Corporation (diversified life insurance company) (until 2006), New Century Equity
Holdings (formerly Billing Concepts) (until 2001), eCertain (until 2001), ClassMap.com (until 2001), Agile
Ventures (until 2001), AskRed.com (until 2001), Southwest Airlines (since 2000), Introgen (manufacturer of biopharmaceuticals) (since 2000) and Viasystems Group, Inc. (electronic manufacturer) (until
2003); Advisory Director, Interactive Bridge, Inc. (college fundraising) (until 2001); Advisory Director,
Q Investments (until 2003); Advisory Director, JPMorgan Chase Bank (formerly Texas Commerce
Bank–Austin), LIN Television (until 2008), WilTel Communications (until 2003) and Hayes Lemmerz
International, Inc. (diversified automotive parts supply company) (since 2003).

Deborah C. Jackson,[2,4] Born: 1952	2008	48

Chief Executive Officer, American Red Cross of Massachusetts Bay (since 2002); Board of Directors of
Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since
2001); Board of Directors of American Student Association Corp. (since 1996); Board of Directors of
Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (since 2007).

Annual report | Investment Grade Bond Fund	51

Independent Trustees (continued)

Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

Charles L. Ladner, Born: 1938	1994	48

Chairman and Trustee, Dunwoody Village, Inc. (retirement services); Senior Vice President and Chief
Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice President and
Director, AmeriGas, Inc. (retired 1998); Director, AmeriGas Partners, L.P. (gas distribution) (until 1997);
Director, EnergyNorth, Inc. (until 1997); Director, Parks and History Association (until 2005).

Stanley Martin,[2,4] Born: 1947	2008	48

Senior Vice President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006);
Executive Vice President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive
Vice President, Republic New York Corporation and Republic National Bank of New York (1998–2000);
Partner, KPMG LLP (1971–1998).

Dr. John A. Moore, Born: 1939	2005	48

President and Chief Executive Officer, Institute for Evaluating Health Risks (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former
Assistant Administrator and Deputy Administrator, Environmental Protection Agency; Principal,
Hollyhouse (consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).

Steven R. Pruchansky, Born: 1944	1994	48

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (since 2008); Managing Director, JonJames, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).

Gregory A. Russo,[4] Born: 1949	2009	48

Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial
Markets, KPMG (1998–2002).

52	Investment Grade Bond Fund | Annual report

Non-Independent Trustees[3]
Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

James R. Boyle, Born: 1959	2005	264

Executive Vice President, Manulife Financial Corporation (since 1999); Director and President, John
Hancock Variable Life Insurance Company (since 2007); Director and Executive Vice President, John
Hancock Life Insurance Company (since 2004); Chairman and Director, John Hancock Advisers, LLC (the
Adviser), John Hancock Funds, LLC (John Hancock Funds) and The Berkeley Financial Group, LLC (The
Berkeley Group) (holding company) (since 2005); Chairman and Director, John Hancock Investment
Management Services, LLC (since 2006); Senior Vice President, The Manufacturers Life Insurance
Company (U.S.A.) (until 2004).

John G. Vrysen,[4] Born: 1955	2009	48

Chief Operating Officer (since 2005)
Senior Vice President, Manulife Financial Corporation (since 2006); Director, Executive Vice President and Chief Operating Officer, the Adviser, The Berkeley Group, John Hancock Investment Management
Services, LLC and John Hancock Funds, LLC (since 2007); Chief Operating Officer, John Hancock Funds,
John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2007); Director, John
Hancock Signature Services, Inc. (since 2005); Chief Financial Officer, the Adviser, The Berkeley Group,
Manulife Financial Corporation Global Investment Management (U.S.), LLC, John Hancock Investment
Management Services, LLC, John Hancock Funds, LLC, John Hancock Funds, John Hancock Funds II,
John Hancock Funds III and John Hancock Trust (2005–2007); Vice President, Manulife Financial
Corporation (until 2006).

Principal officers who are not Trustees
Name, Year of Birth
Position(s) held with Fund		Officer
Principal occupation(s) and other		of Fund
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2005

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since 2005); Director,
MFC Global Investment Management (U.S.), LLC (MFC Global (U.S.)) (since 2005); Chairman and
Director, John Hancock Signature Services, Inc. (since 2005); Director, President and Chief Executive
Officer, John Hancock Investment Management Services, LLC (since 2006); President and Chief
Executive Officer, John Hancock Funds and John Hancock Funds III (since 2005); Director, Chairman and President, NM Capital Management, Inc. (since 2005); Member and former Chairman, Investment
Company Institute Sales Force Marketing Committee (since 2003); President and Chief Executive
Officer, John Hancock Funds II and John Hancock Trust (2005–July 2009); Director, President and Chief
Executive Officer, MFC Global (U.S.) (2005–2006); Executive Vice President, John Hancock Funds,
LLC (until 2005).

Annual report | Investment Grade Bond Fund	53

Principal officers who are not Trustees (continued)

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.) (since 2006); Secretary and Chief Legal Officer, John Hancock Funds, John Hancock Funds II and John Hancock Trust (since
2006); Vice President and Associate General Counsel, Massachusetts Mutual Life Insurance Company
(1999–2006); Secretary and Chief Legal Counsel, MML Series Investment Fund (2000–2006); Secretary
and Chief Legal Counsel, MassMutual Institutional Funds (2000–2004); Secretary and Chief Legal
Counsel, MassMutual Select Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment Management Services, LLC,
the Adviser and MFC Global (U.S.) (since 2005); Chief Compliance Officer, John Hancock Funds, John
Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and Ethics & Compliance Officer,
Fidelity Investments (until 2001).

Michael J. Leary, Born: 1965	2007

Treasurer
Vice President, John Hancock Life Insurance Company (U.S.A.) and Treasurer for John Hancock Funds,
John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since May 2009); Assistant
Treasurer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock
Trust (2007–2009); Vice President and Director of Fund Administration, JP Morgan (2004–2007); Vice
President and Senior Manager of Fund Administration, JP Morgan (1993–2004); Manager, Ernst &
Young, LLC (1988–1993).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (registered investment companies) (2005–2007); Vice President, Goldman Sachs (2005–2007); Managing Director
and Treasurer of Scudder Funds, Deutsche Asset Management (2003–2005); Director, Tax and Financial
Reporting, Deutsche Asset Management (2002–2003); Vice President and Treasurer, Deutsche Global
Fund Services (1999–2002).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805. The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Non-Independent Trustees hold positions with the Fund’s investment adviser, underwriter and certain other affiliates.

4 Mr. Martin was appointed by the Board as Trustee on September 8, 2008 and Ms. Jackson was appointed effective October 1, 2008. Mr. Russo and Mr. Vrysen were elected by the shareholders at a special meeting on April 16, 2009.

54	Investment Grade Bond Fund | Annual report

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Advisers, LLC
James R. Boyle†
James F. Carlin	Subadviser
William H. Cunningham*	MFC Global Investment
Deborah C. Jackson*	Management (U.S.), LLC
Charles L. Ladner
Stanley Martin*	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Steven R. Pruchansky
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company
*Member of the Audit Committee
†Non-Independent Trustee	Transfer agent
John Hancock Signature Services, Inc.
Officers
Keith F. Hartstein	Legal counsel
President and Chief Executive Officer	K&L Gates LLP

Thomas M. Kinzler	Independent registered
Secretary and Chief Legal Officer	public accounting firm
PricewaterhouseCoopers LLP
Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

John G. Vrysen
Chief Operating Officer

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Website at sec.gov or on our Website.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Website and the SEC’s Website, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Website www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Annual report | Investment Grade Bond Fund	55

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Investment Grade Bond Fund.	5500A 5/09
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	7/09

John Hancock
MUTUAL FUNDS

John Hancock
Government Income Fund

Annual Report
5.31.09

Discussion of Fund performance

By MFC Global Investment Management (U.S.), LLC

U.S. government bonds held up well as market conditions shifted during the year ended May 31, 2009. During the first six months of the period, the economy deteriorated at a rapid pace, culminating in September with the collapse of investment banker Lehman Brothers and the government bailout of mortgage giants Fannie Mae and Freddie Mac. Banks stopped lending, and the federal government moved aggressively to restore liquidity to the financial system. By December, short-term interest rates had bottomed near zero. Fixed-income returns were fueled by an investor flight to safety that particularly benefited U.S. Treasuries. In the second half of the period, the economy began to show signs of stabilizing and banks started lending again. Investors took on more risk, driving strong returns in the corporate sector. However, government bonds ended the 12-month period well ahead of corporate issues, which were flat, and stocks, which posted steep declines.

“U.S. government bonds held
up well as market conditions
shifted during the year ended
May 31, 2009.”

John Hancock Government Income Fund’s Class A shares returned 5.15% at net asset value for the 12 months ended May 31, 2009. Over the same period, Morningstar, Inc.’s average intermediate government fund returned 5.44%, and the Fund’s benchmark, the Barclays Capital U.S. Government Bond Index, returned 7.40%. The Fund lagged the index because of investments in two weak-performing areas: Treasury Inflation Protected Securities (TIPS), whose principal and interest payments adjust with inflation, and mortgage bonds issued by entities other than government agencies. The Fund was also hurt by being less sensitive to interest rate changes than the index as interest rates fell and bond prices rose. On the positive side, we believe that the Fund was slightly more sensitive to interest rate changes than the peer group. Being correctly positioned for a steep yield curve — a graph that plots the yields on short- to long-term bonds — with a focus on intermediate- and shorter-term securities further aided performance.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

The major factors in this Fund’s performance are interest rates and credit risk. When interest rates rise, bond prices usually fall. Generally, an increase in the Fund’s average maturity will make it more sensitive to interest-rate risk.

6	Government Income Fund | Annual report

A look at performance

For the period ended May 31, 2009

		Average annual returns (%)			Cumulative total returns (%)			SEC 30-	SEC 30-
		with maximum sales charge (POP)			with maximum sales charge (POP)			day yield	day yield
								(%) as of	(%) as of
								5-31-09	5-31-09
	Inception							(subsi-	(unsubsi-
Class	date	1-year	5-year	10-year	1-year	5-year	10-year	dized)	dized)[1]

A	9-30-94	0.40	3.51	4.56	0.40	18.84	56.13	3.68	3.63

B	2-23-88	–0.75	3.32	4.42	–0.75	17.72	54.14	3.11	3.06

C	4-1-99	3.25	3.67	4.25	3.25	19.73	51.61	3.11	3.06

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge, effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The Adviser has contractually agreed to limit the maximum rate of its management fee to 0.55% of the Fund’s average daily net assets until at least September 30, 2009. The net expenses are as follows: Class A — 1.04%, Class B — 1.80% and Class C — 1.79%. Had the fee waivers/expense limits not been in place, the gross expenses would be as follows: Class A — 1.10%, Class B — 1.86% and Class C — 1.85%. The Fund’s annual operating expenses will likely vary throughout the period and from year to year. Expenses for the current fiscal year may be higher than those shown in the “Annual operating expenses” table for one or more of the following reasons: (i) a significant decrease in average net assets may result in a higher advisory fee rate if advisory fee breakpoints are not achieved; (ii) a significant decrease in average net assets may result in an increase in the expense ratio because certain fund expenses do not decrease as asset levels decrease; or (iii) the termination of voluntary expense cap reimbursements and/or fee waivers, as applicable.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 Unsubsidized yields reflect what the yield would have been without the effect of reimbursements and waivers.

Annual report | Government Income Fund	7

A look at performance

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Government Income Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Barclays Capital U.S. Government Bond Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B2	5-31-99	$15,414	$15,414	$18,005

C2	5-31-99	15,161	15,161	18,005

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B and Class C shares, respectively, as of May 31, 2009. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Barclays Capital U.S. Government Bond Index is an unmanaged index of U.S. Treasury and government agency bonds.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 Formerly named Lehman Brothers Government Bond Index.

8	Government Income Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on December 1, 2008 with the same investment held until May 31, 2009.

	Account value	Ending value	Expenses paid during
	on 12-1-08	on 5-31-09	period ended 5-31-09[1]

Class A	$1,000.00	$1,038.50	$5.90

Class B	1,000.00	1,033.50	9.68

Class C	1,000.00	1,033.50	9.73

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at May 31, 2009, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Government Income Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on December 1, 2008, with the same investment held until May 31, 2009. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 12-1-08	on 5-31-09	period ended 5-31-09[1]

Class A	$1,000.00	$1,019.10	$5.84

Class B	1,000.00	1,015.40	9.60

Class C	1,000.00	1,015.40	9.65

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.16%, 1.91% and 1.92% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

10	Government Income Fund | Annual report

Portfolio summary

Portfolio diversification[1]

U.S. government agencies	81%	Collaterized mortgage obligations	3%

U.S. government	15%	Short-term investments & other	1%

Quality composition[1]

AAA	97%

AA & A	1%

BB, B, CCC	2%

1 As a percentage of net assets on May 31, 2009.

Annual report | Government Income Fund	11

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 5-31-09

	Interest	Maturity	Par value
Issuer, description	rate	date	(000)	Value

Asset backed securities 0.28%				$1,117,455
(Cost $3,253,642)

Asset Backed Securities 0.28%				1,117,455

Lehman XS Trust,
Ser 2005-5N Class 3A2 (P)	0.669%	11-25-35	$1,316	348,028
Ser 2005-7N Class 1A1B (P)	0.609	12-25-35	852	180,331
Ser 2006-2N Class 1A2 (P)	0.649	02-25-46	2,765	589,096

	Interest	Maturity	Par value
Issuer, description	rate	date	(000)	Value

Collateralized mortgage obligations 2.53%				$9,924,875
(Cost $14,642,951)

Collateralized Mortgage Obligations 2.53%				9,924,875

American Home Mortgage Assets,
Ser 2007-5 Class XP IO	3.927%	06-25-47	$13,916	608,826

American Home Mortgage
Investment Trust,
Ser 2007-1 Class GIOP IO	2.078	05-25-47	10,888	483,169

Banc of America Funding Corp.,
Ser 2007-E Class 4A1 (P)	5.811	07-20-47	752	417,272

Bear Stearns Mortgage Funding Trust,
Ser 2006-AR1 2A1 (P)	0.529	08-25-36	810	294,973

Countrywide Alternative Loan Trust,
Ser 2005-59 Class 2X IO	3.351	11-20-35	10,271	293,684
Ser 2007-25 1A2	6.500	11-25-37	2,326	1,431,297

First Horizon Alternative
Mortgage Securities,
Ser 2006-RE1 Class A1	5.500	05-25-35	1,702	993,130

Greenpoint Mortgage Funding Trust,
Ser 2005-AR1 Class A3 (P)	0.589	06-25-45	235	60,181
Ser 2005-AR4 Class 4A2 (P)	0.669	10-25-45	1,043	330,154
Ser 2006-AR1 Class A2A (P)	0.679	02-25-36	1,681	604,548

Harborview Mortgage Loan Trust,
Ser 2005-16 Class 2A1B (P)	0.658	01-19-36	603	177,639
Ser 2006-SB1 Class A1A (P)	2.289	12-19-36	1,241	435,697

Indymac Index Mortgage Loan Trust,
Ser 2005-AR18 Class 1X IO	3.233	10-25-36	20,784	311,757
Ser 2005-AR18 Class 2X IO	2.969	10-25-36	21,737	258,672

Residential Accredit Loans, Inc.,
Ser 2007-QS10 Class A1	6.500	09-25-37	1,336	755,048
Ser 2007-QS11 Class A1	7.000	10-25-37	1,124	598,805

See notes to financial statements

12	Government Income Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Par value
Issuer, description	rate	date	(000)	Value
Collateralized Mortgage Obligations (continued)

Residential Asset Securitization Trust,
Ser 2006-A7CB Class 2A1	6.500%	07-25-36	$1,401	$791,866

Washington Mutual, Inc.,
Ser 2005-AR13 Class B1 (P)	0.909	10-25-45	1,564	195,519
Ser 2005-AR19 Class A1B3 (P)	0.659	12-25-45	442	118,076
Ser 2005-AR4 Class 1A1B (P)	2.379	05-25-46	1,125	191,258
Ser 2005-AR6 Class B1 (P)	0.909	04-25-45	1,729	129,676
Ser 2007-0A5 Class 2XPP IO	1.183	06-25-47	74,716	443,628

	Interest	Maturity	Par value
Issuer, description	rate	date	(000)	Value

Municipal bonds 0.39%				$1,534,350
(Cost $1,506,405)

California 0.39%				1,534,350

State of California
General Obligation (P)	5.650%	04-01-39	$1,500	1,534,350

	Interest	Maturity	Par value
Issuer, description	rate	date	(000)	Value

U.S. government & agency securities 95.80%				$376,646,783
(Cost $374,606,148)

U.S. Government 14.84%				58,354,755

United States Treasury,
Bond	8.875%	08-15-17	$5,000	6,970,310
Bond	8.750	08-15-20	6,065	8,699,484
Bond	4.375	02-15-38	6,000	6,027,186
Inflation Indexed Note TIPS (D)	3.875	04-15-29	1,520	1,885,725
Inflation Indexed Note TIPS (D)	2.000	07-15-14	11,496	11,866,192
Inflation Indexed Note TIPS (D)	1.875	07-15-13	10,421	10,749,732
Note	4.750	08-15-17	3,000	3,323,202
Note	3.125	05-15-19	6,060	5,886,745
Note	2.750	02-15-19	3,135	2,946,179
U.S. Government Agency 80.96%				318,292,028

Federal Agricultural Mortgage Corp.,
Gtd. Note Trust 2006-2 (S)	5.500	07-15-11	3,005	3,221,802

Federal Farm Credit Bank, Bond	2.625	04-17-14	10,000	9,888,080

Federal Home Loan Bank, Bond	4.750	12-16-16	12,000	12,902,832

Federal Home Loan Mortgage Corp.,
15 Yr Pass Thru Ctf	5.500	10-01-19	694	731,261
30 Yr Pass Thru Ctf	9.500	08-01-16	389	424,120
30 Yr Pass Thru Ctf	7.500	11-01-12	153	161,048
30 Yr Pass Thru Ctf	4.500	01-01-39	11,642	11,730,542
30 Yr Pass Thru Ctf	4.500	04-01-39	25,263	25,481,823
30 Yr Pass Thru Ctf	4.500	04-01-39	672	676,626
TBA (C)	4.500	TBA	5,910	6,044,822

Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf	9.000	02-01-10	3	3,463
15 Yr Pass Thru Ctf	7.500	01-01-15	175	185,191
15 Yr Pass Thru Ctf	5.000	02-13-17	5,000	5,422,510
15 Yr Pass Thru Ctf (C)	3.770	06-23-09	9,000	9,234,844
30 Yr Pass Thru Ctf	8.500	09-01-24	15	15,877
30 Yr Pass Thru Ctf	8.500	10-01-24	188	205,756
30 Yr Pass Thru Ctf	6.500	12-25-23	5,032	5,402,717
30 Yr Pass Thru Ctf	5.500	06-01-37	8,675	9,009,388
30 Yr Pass Thru Ctf (P)	5.415	11-01-38	10,745	11,220,007

See notes to financial statements

Annual report | Government Income Fund	13

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Par value
Issuer, description	rate	date	(000)	Value
U.S. Government Agency (continued)

Federal National Mortgage Assn.,
30 Yr Pass Thru Ctf	5.000%	05-01-23	$18,877	$19,564,559
30 Yr Pass Thru Ctf	5.000	06-01-23	12,003	12,455,003
30 Yr Pass Thru Ctf	5.000	11-01-33	11,559	11,881,139
30 Yr Pass Thru Ctf	5.000	02-01-38	36,592	37,509,368
30 Yr Pass Thru Ctf (P)	4.997	04-01-48	1,411	1,467,621
30 Yr Pass Thru Ctf (P)	4.908	12-01-38	8,179	8,494,811
30 Yr Pass Thru Ctf (P)	4.253	05-01-34	9,249	9,511,362
30 Yr Pass Thru Ctf	4.000	01-01-24	14,623	14,758,861
Note	2.750	03-13-14	19,890	19,955,756
Note	2.500	05-15-14	7,520	7,411,437
Note	2.250	04-09-12	10,000	10,076,720
TBA (C)	4.000	TBA	32,380	32,627,908

Government National Mortgage Assn.,
15 Yr Pass Thru Ctf	7.500	04-15-13	131	132,157
30 Yr Pass Thru Ctf	11.000	01-15-14	45	49,842
30 Yr Pass Thru Ctf	11.000	12-15-15	255	289,800
30 Yr Pass Thru Ctf	7.000	05-15-29	867	944,981
30 Yr Pass Thru Ctf	4.500	03-15-39	9,973	10,082,726
30 Yr Pass Thru Ctf	4.500	03-15-39	3,989	4,032,949
30 Yr Pass Thru Ctf	4.500	04-15-39	5,027	5,082,319

	Interest	Maturity	Par value
Issuer, description	rate	date	(000)	Value

Short-term investments 2.67%				$10,500,000
(Cost $10,500,000)

U.S. Government Agency 2.67%				10,500,000

Federal Home Loan Bank,
Discount Note	Zero	06-01-09	$10,500	10,500,000

Total investments (Cost $404,509,146)† 101.67%				$399,723,463

Other assets and liabilities, net (1.67%)				($6,559,538)

Total net assets 100.00%				$393,163,925

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

Gtd Guaranteed

IO Interest Only

TBA To Be Announced

TIPS Treasury Inflation Protected Security

(C) Purchased on a forward commitment.

(D) Principal amount of security is adjusted for inflation.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

† At May 31, 2009 the aggregate cost of investment securities for federal income tax purposes was $405,278,384. Net unrealized depreciation aggregated $5,554,921, of which $5,975,117 related to appreciated investment securities and $11,530,038 related to depreciated investment securities.

See notes to financial statements

14	Government Income Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 5-31-09

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $404,509,146)	$399,723,463
Cash collateral at broker for futures contracts	270,000
Receivable for investments sold	6,146,703
Receivable for delayed delivery securities sold	33,560,409
Receivable for fund shares sold	379,714
Interest receivable	2,520,819
Receivable from affiliates	106,572
Other receivables and prepaid assets	12,539

Total assets	442,720,219

Liabilities

Due to custodian	213,876
Payable for delayed delivery securities purchased	48,043,659
Payable for fund shares repurchased	598,483
Payable for futures variation margin (Note 3)	106,250
Distributions payable	69
Payable to affiliates
Accounting and legal services fees	6,884
Transfer agent fees	62,223
Distribution and service fees	118,304
Trustees’ fees	102,140
Management fees	245,122
Other liabilities and accrued expenses	59,284

Total liabilities	49,556,294

Net assets

Capital paid-in	$423,278,556
Undistributed net investment income	239,293
Accumulated net realized loss on investments, futures contracts
and options written	(25,708,268)
Net unrealized appreciation (depreciation) on investments and futures contracts	(4,645,656)

Net assets	$393,163,925

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($336,617,192 ÷ 36,644,996 shares)	$9.19
Class B ($20,648,524 ÷ 2,248,094 shares)[1]	$9.18
Class C ($35,898,209 ÷ 3,908,514 shares)[1]	$9.18

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[2]	$9.62

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Annual report | Government Income Fund	15

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 5-31-09

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$17,904,246
Income from affiliated issuers	96,960
Securities lending	23,559

Total investment income	18,024,765

Expenses

Investment management fees (Note 6)	2,235,377
Distribution and service fees (Note 6)	1,255,525
Transfer agent fees (Note 6)	689,275
Accounting and legal services fees (Note 6)	64,671
Trustees’ fees	29,339
Printing and postage fees	44,429
Professional fees	83,629
Custodian fees	67,060
State registration fees	116,513
Registration and filing fees	23,176
Proxy fees	122,213
Miscellaneous	103,067

Total expenses	4,834,274
Less expense reductions (Note 6)	(189,184)

Net expenses	4,645,090

Net investment income	13,379,675

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	15,782,332
Futures contracts	(4,359,461)
Options	37,158

11,460,029

Change in net unrealized appreciation (depreciation) of
Investments	(5,851,133)
Futures contracts	232,547

(5,618,586)

Net realized and unrealized gain	5,841,443

Increase in net assets from operations	$19,221,118

See notes to financial statements

16	Government Income Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	5-31-09	5-31-08

Increase (decrease) in net assets
From operations
Net investment income	$13,379,675	$15,804,779
Net realized gain	11,460,029	4,861,928
Change in net unrealized appreciation (depreciation)	(5,618,586)	4,073,657

Increase in net assets resulting from operations	19,221,118	24,740,364

Distributions to shareholders
From net investment income
Class A	(12,859,424)	(15,102,215)
Class B	(624,301)	(691,190)
Class C	(699,168)	(314,288)
	(14,182,893)	(16,107,693)
From Fund share transactions (Note 7)	39,021,871	(3,294,359)
Total increase	44,060,096	5,338,312

Net assets

Beginning of year	349,103,829	343,765,517

End of year	$393,163,925	$349,103,829

Undistributed (distributions in excess of)
net investment income	239,293	($101,694)

See notes to financial statements

Annual report | Government Income Fund	17

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	5-31-09	5-31-08	5-31-07	5-31-06	5-31-05[1]

Per share operating performance

Net asset value, beginning of year	$9.09	$8.87	$8.79	$9.26	$9.16
Net investment income[2]	0.33	0.41	0.41	0.36	0.33
Net realized and unrealized
gain (loss) on investments	0.13	0.23	0.09	(0.45)	0.15
Total from investment operations	0.46	0.64	0.50	(0.09)	0.48
Less distributions
From net investment income	(0.36)	(0.42)	(0.42)	(0.38)	(0.38)
Net asset value, end of year	$9.19	$9.09	$8.87	$8.79	$9.26
Total return (%)[3,4]	5.15	7.30	5.76	(0.99)	5.31

Ratios and supplemental data

Net assets, end of year (in millions)	$337	$322	$320	$349	$415
Ratios (as a percentage
of average net assets):
Expenses before reductions	1.21[5]	1.10	1.10	1.12	1.12
Expenses net of all fee waivers	1.16[5]	1.04	1.05	1.08	1.07
Expenses net of all fee waivers
and credits	1.16[5]	1.04	1.05	1.08	1.07
Net investment income	3.70	4.53	4.64	4.00	3.57
Portfolio turnover (%)	157[6]	154	168	209	316

1 Audited by previous Independent Registered Public Accounting Firm.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.03%.

6 The portfolio turnover rate including the effect of forward commitment trades is 207% for the year ended May 31, 2009. Prior years exclude the effect of forward commitment trades.

See notes to financial statements

18	Government Income Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

CLASS B SHARES Period ended	5-31-09	5-31-08	5-31-07	5-31-06	5-31-05[1]

Per share operating performance

Net asset value, beginning of year	$9.09	$8.87	$8.79	$9.26	$9.16
Net investment income[2]	0.26	0.34	0.34	0.29	0.26
Net realized and unrealized
gain (loss) on investments	0.12	0.23	0.09	(0.44)	0.15
Total from investment operations	0.38	0.57	0.43	(0.15)	0.41
Less distributions
From net investment income	(0.29)	(0.35)	(0.35)	(0.32)	(0.31)
Net asset value, end of year	$9.18	$9.09	$8.87	$8.79	$9.26
Total return (%)[3,4]	4.25	6.51	4.98	(1.73)	4.53

Ratios and supplemental data

Net assets, end of year (in millions)	$21	$17	$19	$28	$44
Ratios (as a percentage
of average net assets):
Expenses before reductions	1.97[5]	1.86	1.85	1.87	1.87
Expenses net of all fee waivers	1.92[5]	1.80	1.80	1.83	1.82
Expenses net of all fee waivers
and credits	1.92[5]	1.79	1.80	1.83	1.82
Net investment income	2.90	3.79	3.88	3.23	2.82
Portfolio turnover (%)	157[6]	154	168	209	316

1 Audited by previous Independent Registered Public Accounting Firm.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.03%.

6 The portfolio turnover rate including the effect of forward commitment trades is 207% for the year ended May 31, 2009. Prior years exclude the effect of forward commitment trades.

CLASS C SHARES Period ended	5-31-09	5-31-08	5-31-07	5-31-06	5-31-05[1]

Per share operating performance

Net asset value, beginning of year	$9.09	$8.86	$8.79	$9.26	$9.16
Net investment income[2]	0.25	0.34	0.34	0.29	0.26
Net realized and unrealized
gain (loss) on investments	0.13	0.24	0.08	(0.44)	0.15
Total from investment operations	0.38	0.58	0.42	(0.15)	0.41
Less distributions
From net investment income	(0.29)	(0.35)	(0.35)	(0.32)	(0.31)
Net asset value, beginning of year	$9.18	$9.09	$8.86	$8.79	$9.26
Total return (%)[3,4]	4.25	6.51	4.98	(1.73)	4.53

Ratios and supplemental data

Net assets, end of year (in millions)	$36	$10	$5	$5	$6
Ratios (as a percentage
of average net assets):
Expenses before reductions	2.00[5]	1.85	1.85	1.87	1.87
Expenses net of all fee waivers	1.93[5]	1.79	1.80	1.83	1.82
Expenses net of all fee waivers
and credits	1.93[5]	1.79	1.80	1.83	1.82
Net investment income	2.79	3.75	3.91	3.24	2.83
Portfolio turnover (%)	157[6]	154	168	209	316

1 Audited by previous Independent Registered Public Accounting Firm.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.03%.

6 The portfolio turnover rate including the effect of forward commitment trades is 207% for the year ended May 31, 2009. Prior years exclude the effect of forward commitment trades.

See notes to financial statements

Annual report | Government Income Fund	19

Notes to financial statements

Note 1
Organization

John Hancock Government Income Fund (the Fund) is a diversified series of John Hancock Bond Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek a high level of current income consistent with preservation of capital. Maintaining a stable share price is a secondary goal.

The Board of Trustees has authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. Class A, Class B and Class C shares are open to all retail investors. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data as well as broker quotes. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued as described below. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. John Hancock Collateral Investment Trust (JHCIT), an affiliated registered investment company managed by John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), is valued at its net asset value each business day. JHCIT is a floating rate fund investing in high quality money market instruments.

Other portfolio securities and assets for which no such quotations are readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

20	Government Income Fund | Annual report

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic and market conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2009:

	INVESTMENTS IN	OTHER FINANCIAL
VALUATION INPUTS	SECURITIES	INSTRUMENTS*

Level 1 — Quoted Prices	—	$140,027

Level 2 — Other Significant Observable Inputs	$387,572,429	—

Level 3 — Significant Unobservable Inputs	12,151,034	—
Total	$399,723,463	$140,027

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, options and swap contracts, which are stated at value based upon futures’ settlement prices, foreign currency exchange forward rates, option prices and swap prices.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	INVESTMENTS IN	OTHER FINANCIAL
	SECURITIES	INSTRUMENTS

Balance as of May 31, 2008	$4,801,119	—

Accrued discounts/premiums	148,046	—

Realized gain (loss)	71,568	—

Change in unrealized appreciation (depreciation)	(1,278,324)	—

Net purchases (sales)	6,637,761	—

Transfers in and/or out of Level 3	1,770,864	—
Balance as of May 31, 2009	$12,151,034	—

Security transactions and related investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Discounts/premiums are accreted/amortized for financial reporting purposes. Debt obligations may be placed in a

Annual report | Government Income Fund	21

non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. The Fund uses identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to a rate of inflation both increase or decrease, such as the Consumer Price Index. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid on a principal value, which is adjusted for inflation as described above. Any increase in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations. Any decrease in this amount is included in interest income, only to the extent of income recorded, with the excess recorded as an adjustment to cost. Investors do not receive principal until maturity. Interest income includes accretion of discounts and amortization of premiums as well as accretion or amortization of principal of inflation index protected securities.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 102% of the market value of the loaned securities for U.S. equity and corporate securities and 105% for foreign equity and corporate securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund. Any additional required cash collateral is delivered to the Fund or excess collateral is returned to the borrower on the next business day. Cash collateral received is invested in JHCIT. The Fund may receive compensation for lending its securities either in the form of fees and/ or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

Line of credit

The Fund and other affiliated funds have entered into an agreement which enables them to participate in a $150 million unsecured committed line of credit with State Street Corporation (the Custodian). The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to each participating fund on a prorated basis based on average net assets. Prior to February 19, 2009, the commitment fee was 0.05% per annum. For the year ended May 31, 2009, there were no borrowings under the line of credit by the Fund.

Pursuant to the custodian agreement, the Custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the Custodian for any overdraft, including any costs or expenses associated with the overdraft. The Custodian has a lien, security interest or security entitlement in any Fund property, that is not segregated, to the maximum extent permitted by law to the extent of any overdraft.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust

22	Government Income Fund | Annual report

expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage fees for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Stripped securities

Stripped mortgage backed securities are financial instruments that derive their value from other instruments so that one class receives all of the principal from the underlying mortgage assets PO (principal only), while the other class receives the interest cash flows IO (interest only). Both the PO and IO investments represents an interest in the cash flows of an underlying stripped mortgaged backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in an interest only security. The market value of these securities can be extremely volatile in response to changes in interest rates. Credit risk reflects the risk that the Funds may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligation.

When-issued/delayed delivery securities

The Fund may purchase or sell debt securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund has sufficient cash and/or liquid securities to cover its commitments on these transactions. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security. The Fund may receive compensation for interest forgone in the purchase of delayed-delivery securities. The market values of the securities purchased on a forward-delivery basis are identified in the Portfolio of Investments.

In a “To Be Announced” (TBA) transaction, the Fund commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying security transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later.

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has $24,799,003 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, it will reduce the amount of capital gain distribution to be paid. The loss carryforward expires as follows: May 31, 2012 — $4,248,579, May 31, 2013 —$4,467,829, May 31, 2014 — $9,620,557, and May 31, 2015 — $6,462,038.

As of May 31, 2009, the Fund had no uncertain tax positions that would require financial

Annual report | Government Income Fund	23

statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended May 31, 2009 remains subject to examination by the Internal Revenue Service.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed annually. During the year ended May 31, 2009, the tax character of distributions paid was as follows: ordinary income $14,182,893. During the year ended May 31, 2008, the tax character of distributions paid was as follows: ordinary income $16,107,693. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of May 31, 2009, the components of distributable earnings on a tax basis included $341,186 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Permanent book-tax differences are primarily attributable to expiration of capital loss carryforwards and amortization and accretion of debt securities.

Note 3
Financial instruments

The Fund has adopted the provisions of Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). This new standard requires the Fund to disclose information to assist investors in understanding how the Fund uses derivative instruments, how derivative instruments are accounted for under Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities (FAS 133) and how derivative instruments affect the Fund’s financial position, results of operations and Statements of Changes in net assets. This disclosure for the year ended May 31, 2009 is presented in accordance with FAS 161 and is included as part of the Notes to the Financial Statements.

Options

The Fund may purchase and sell put and call options on securities, securities indices, currencies and futures contracts. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. The Fund may use options to manage against possible changes in the market value of the Fund’s assets, mitigate exposure to fluctuations in currency values or interest rates, or protect the Fund’s unrealized gains. In addition, the Fund may use options to facilitate Fund investment transactions by protecting the Fund against a change in the market price of the investment, enhance potential gains, or as a substitute for the purchase or sale of securities or currency.

Options listed on an exchange, if no closing price is available, are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Using an independent pricing source, options not listed on an exchange are valued at the mean between the last bid and ask prices.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently “marked-to-market” to reflect the current market value of the option written. If an option expires, or if the Fund buys an offsetting option, the Fund realizes a gain or loss depending on

24	Government Income Fund | Annual report

whether the exercise price of the option is more or less than the value of the underlying instrument at the time of the offsetting transaction. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security, with the proceeds of the sale increased by the premium received. If a written put option is exercised, the amount of the premium received reduces the cost of the security that the Fund purchases upon exercise of the option. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put) and as a result, bears the market risk of an unfavorable change in the price of the underlying securities.

When the Fund purchases an option, the premium paid by the Fund is included in the Schedule of Investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the Fund realizes a loss equal to the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid.

Writing puts and buying calls may increase the Fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to such changes. Losses may arise when buying and selling options if there is an illiquid secondary market for the options, which may cause a party to receive less than would be received in a liquid market, or if the counterparties do not perform under the terms of the options.

The following summarizes the written option contracts activity during the year ended May 31, 2009:

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED (PAID)

Outstanding, beginning of period	—	—

Options written	100	$37,158

Option expired	(100)	($37,158)
Outstanding, end of period	—	—

The Fund did not hold written option contracts at May 31, 2009. During the year ended May 31, 2009, the Fund used written options to enhance potential gain.

Futures

The Fund may purchase and sell financial futures contracts, including index futures and options on these contracts. A future is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. The Fund uses futures contracts to manage against a decline in the value of securities owned by the Fund due to anticipated interest rate, currency or market changes. In addition, the Fund will use futures contracts for duration management or to gain exposure to a securities market.

An index futures contract (index future) is a contract to buy a certain number of units of the relevant index at a fixed price and specific future date. The Fund may invest in index futures as a means of gaining exposure to securities without investing in them directly, thereby allowing the Fund to invest in the underlying securities over time. Investing in index futures also permits the Fund to maintain exposure to common stocks without incurring the brokerage costs associated with investment in individual common stocks.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver such instrument at an agreed upon date for a specified price. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market

Annual report | Government Income Fund	25

and the inability of the counterparty to meet the terms of the contract.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Upon entering into a futures contract, initial margin deposits, as set by the exchange or broker to the contract, are required and are met by the delivery of specific securities (or cash) as collateral to the broker.

Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

During the year ended May 31, 2009, the Fund used futures to manage the duration of the portfolio. The following summarizes the open futures contracts held as of May 31, 2009:

	NUMBER OF			NOTIONAL	UNREALIZED
OPEN CONTRACTS	CONTRACTS	POSITION	EXPIRATION	VALUE	APPRECIATION

U.S. Treasury 10-Year
Note Futures	100	Short	Sep 2009	$11,700,000	$140,027

Fair value of derivative instruments by risk category

The table below summarizes the fair values of derivatives held by the Fund at May 31, 2009 by risk category:

DERIVATIVES NOT ACCOUNTED FOR	STATEMENT OF ASSETS	FINANCIAL	ASSET	LIABILITY
AS HEDGING INSTRUMENTS UNDER	AND LIABILITIES	INSTRUMENTS	DERIVATIVES	DERIVATIVES
FAS 133	LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Interest rate contracts*	Payable for futures	Futures	$140,027	—
	variation margin;
	Net unrealized
	appreciation
	(depreciation) on
	investments and
	futures contracts

Total			$140,027	—

* Includes cumulative appreciation (depreciation) on futures contracts.

Effect of derivative instruments on Statement of Operations

The table below summarizes the realized gain (loss) recognized in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category for the year ended May 31, 2009:

DERIVATIVES NOT ACCOUNTED
FOR AS HEDGING INSTRUMENTS
UNDER FAS 133	WRITTEN OPTIONS	FUTURES	TOTAL

Statement of Operations location —
Net realized gain (loss) on	Options	Futures contracts
Interest rate contracts	$37,158	($4,359,461)	($4,322,303)
Total	$37,158	($4,359,461)	($4,322,303)

26	Government Income Fund | Annual report

The table below summarizes the change in unrealized appreciation (depreciation) recognized in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category for the year ended May 31, 2009:

DERIVATIVES NOT ACCOUNTED
FOR AS HEDGING INSTRUMENTS
UNDER FAS 133	FUTURES	TOTAL

Statement of Operations location — Change in
unrealized appreciation (depreciation) on	Futures
Interest rate contracts	$232,547	$232,547
Total	$232,547	$232,547

Note 4
Risk and uncertainties

Derivatives and counterparty risk

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivative instruments expose a fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the Fund will succeed in enforcing them.

Fixed income risk

Fixed income securities are subject to credit and interest rate risk and involve some risk of default in connection with principal and interest payments.

Interest-rate risk

Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest rate risk.

Mortgage security risk

The Fund may invest a portion of its assets in issuers and/or securities of issuers that hold mortgage securities, including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Decreases in interest rates may cause prepayments on underlying mortgages to an IO security to accelerate resulting in a lower than anticipated yield and increases the risk of loss on the IO investment.

Note 5
Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 6
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.625% of the first $300,000,000 of the Fund’s average daily net asset value and (b) 0.50% of the Fund’s average daily net asset value in excess of $300,000,000. The Advisor has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, an

Annual report | Government Income Fund	27

indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of subadvisory fees.

The investment management fees incurred for the year ended May 31, 2009 were equivalent to an annual effective rate of 0.60% of the Fund’s average daily net asset value.

The Adviser has contractually agreed to limit the management fee to 0.55% of the Fund’s average daily net asset value, at lest until September 30, 2009. Accordingly, the expense reductions related to management fee limitation amounted to $188,962 for the year ended May 31, 2009. The Adviser reserves the right to terminate this limitation in the future.

Pursuant to the Advisory Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and record keeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each class at the time the expense was incurred.

The Fund accounting and legal service fees incurred for the year ended May 31, 2009, were equivalent to an effective rate of 0.02% of the Fund’s average daily net assets.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, to pay JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C shares, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the year ended May 31, 2009, JH Funds received net up-front sales charges of $208,190 with regard to sales of Class A shares. Of this amount, $34,960 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $145,903 was paid as sales commissions to unrelated broker-dealers and $27,327 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended May 31, 2009, CDSCs received by JH Funds amounted to $35,289 for Class B shares and $11,654 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.015% for all Classes based on each class’s average daily net assets.

• The Fund pays a monthly fee based on an annual rate of $17.50 per shareholder account.

28	Government Income Fund | Annual report

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

The Fund receives earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the year ended May 31, 2009, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $222 for transfer agent credits earned.

Class level expenses for the year ended May 31, 2009 were as follows:

	Distribution and	Transfer
Share class	service fees	agent fees

Class A	$821,744	$608,078
Class B	200,323	37,246
Class C	233,458	43,951
Total	$1,255,525	$689,275

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. Mr. John G. Vrysen is a Board member of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 7

Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the years ended May 31, 2009 and May 31, 2008, along with the corresponding dollar value.

	Year ended 5-31-09		Year ended 5-31-08

	Shares	Amount	Shares	Amount
Class A shares

Sold	9,274,977	$83,683,440	6,124,675	$55,625,304
Distributions reinvested	1,107,246	10,010,856	1,288,474	11,665,449
Repurchased	(9,192,055)	(83,327,934)	(8,003,410)	(72,784,025)
Net increase (decrease)	1,190,168	$10,366,362	(590,261)	($5,493,272)

Class B shares

Sold	1,485,247	$13,429,283	650,065	$5,937,680
Distributions reinvested	53,166	485,498	63,356	573,249
Repurchased	(1,201,012)	(10,934,919)	(911,138)	(8,241,602)
Net increase (decrease)	337,401	$2,979,862	(197,717)	($1,730,673)

Class C shares

Sold	5,419,960	$48,903,703	2,074,938	$18,979,185
Distributions reinvested	46,029	417,396	28,054	255,052
Repurchased	(2,607,534)	(23,645,452)	(1,670,629)	(15,304,651)
Net increase	2,858,455	$25,675,647	432,363	$3,929,586

Net increase (decrease)	4,386,024	$39,021,871	(335,615)	($3,294,359)

Annual report | Government Income Fund	29

Note 8
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended May 31, 2009, aggregated $172,396,181 and $139,666,005, respectively. Purchases and proceeds from sales or maturities of obligations of the U.S. government aggregated $635,901,278 and $607,347,920, respectively, during the year ended May 31, 2009.

30	Government Income Fund | Annual report

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of
John Hancock Government Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Government Income Fund (the “Fund”) at May 31, 2009, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2009 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on for before August 31, 2005 were audited by other auditors whose report expressed and unqualified opinion thereon.

PricewaterhouseCoopersLLP
Boston, Massachusetts
July 23, 2009

Annual report | Government Income Fund	31

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended May 31, 2009.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2009.

Shareholders will be mailed a 2009 U.S. Treasury Department Form 1099-DIV in January 2010. This will reflect the total of all distributions that are taxable for calendar year 2009.

32	Government Income Fund | Annual report

Board Consideration of and
Continuation of Investment
Advisory Agreement and
Subadvisory Agreement: John Hancock
Government Income Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Bond Trust (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Government Income Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 5–6 and June 9–10, 2008, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. This information included:

(i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group). The funds within each Category and Peer Group were selected by Morningstar Inc. (Morningstar), an independent provider of investment company data. Data covered a range of periods ended December 31, 2007,

(ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group,

(iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser,

(iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund,

(v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale,

(vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department,

(vii) the background and experience of senior management and investment professionals, and

(viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The Board principally considered data on performance and other information provided by Morningstar as of December 31, 2007. The Board also considered updated performance information provided to it by the Adviser or Subadviser at its May and June 2008 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Annual report | Government Income Fund	33

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2007. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s Peer Group and benchmark index. The Board reviewed with representatives of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance for all periods under review was lower than its benchmark index, the Lehman Brothers Government/Credit Bond Index, but generally in line with the performance of the Peer Group and Category medians.

Investment advisory fee and subadvisory
fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory Agreement Rate was higher than the Category and Peer Group median rates. The Board favorably considered the impact of fee caps towards ultimately lowering the Advisory Agreement Rate.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross and Net Expense Ratios were higher than the Category median. The Board also noted that the Fund’s Gross Expense Ratio was lower than the Peer Group median and the Net Expense Ratio was equal to the Peer Group median.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the e-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

34	Government Income Fund | Annual report

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates, including the Subadviser, as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

Board Consideration of Amendments to
Investment Advisory Agreement

In approving the proposed new form of Advisory Agreement at the December 8–9, 2008 meeting (which is subject to shareholder approval), the Board determined that it was

Annual report | Government Income Fund	35

appropriate to rely upon its recent consideration at its June 10, 2008 meeting of such factors as: fund performance; the realization of economies of scale; profitability of the Advisory Agreement to the Adviser; and comparative advisory fee rates (as well as its conclusions with respect to those factors). The Board noted that it had, at the June 10, 2008 meeting, concluded that these factors, taken as a whole, supported the continuation of the Advisory Agreement. The Board, at the December 8–9, 2008 meeting, revisited particular factors to the extent relevant to the proposed new form of Agreement. In particular, the Board noted the skill and competency of the Adviser in its past management of the Fund’s affairs and subadvisory relationships, the qualifications of the Adviser’s personnel who perform services for the Trust and the Fund, including those who served as officers of the Trust, and the high level and quality of services that the Adviser may reasonably be expected to continue to provide the Fund and concluded that the Adviser may reasonably be expected to perform its services ably under the proposed new form of Advisory Agreement. The Board also took into consideration the extensive analysis and effort undertaken by a working group comprised of a subset of the Board’s Independent Trustees, which met several times, both with management representatives and separately, prior to the Board’s December 8–9, 2008 meeting. The Board considered the differences between the current Advisory Agreement and proposed new form of Agreement, and agreed that the new Advisory Agreement structure would more clearly delineate the Adviser’s duties under the Agreement by separating the Adviser’s non-advisory functions from its advisory functions. The enhanced delineation is expected to facilitate oversight of the Adviser’s advisory and non-advisory activities without leading to any material increase in the Fund’s overall expense ratios.

36	Government Income Fund | Annual report

Special Shareholder Meeting (Unaudited)

On April 16, 2009, a Special Meeting of the Shareholders of John Hancock Bond Trust and its series, John Hancock Government Income Fund, was held at 601 Congress Street, Boston, Massachusetts for the purpose of considering and voting on the proposals listed below:

Proposal 1: Election of eleven Trustees as members of the Board of Trustees of John Hancock Bond Trust.

PROPOSAL 1 PASSED FOR ALL TRUSTEES ON APRIL 16, 2009.

1. Election of eleven Trustees as members of the Board of Trustees of each of the Trusts (all Trusts):

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

James R. Boyle
Affirmative	173,220,205.0627	59.522%	94.304%
Withhold	10,462,859.8443	3.595%	5.696%

TOTAL	183,683,064.9070	63.117%	100.000%

John G. Vrysen
Affirmative	173,358,109.1063	59.569%	94.379%
Withhold	10,324,955.8007	3.548%	5.621%

TOTAL	183,683,064.9070	63.117%	100.000%

James F. Carlin
Affirmative	173,287,041.7917	59.545%	94.340%
Withhold	10,396,023.1153	3.572%	5.660%

TOTAL	183,683,064.9070	63.117%	100.000%

William H. Cunningham
Affirmative	173,177,055.1846	59.507%	94.280%
Withhold	10,506,009.7224	3.610%	5.720%

TOTAL	183,683,064.9070	63.117%	100.000%

Deborah Jackson
Affirmative	173,333,269.2697	59.561%	94.365%
Withhold	10,349,795.6373	3.556%	5.635%

TOTAL	183,683,064.9070	63.117%	100.000%

Charles L. Ladner
Affirmative	173,240,086.5817	59.529%	94.315%
Withhold	10,442,978.3253	3.588%	5.685%

TOTAL	183,683,064.9070	63.117%	100.000%

Stanley Martin
Affirmative	173,353,950.7840	59.568%	94.377%
Withhold	10,329,114.1230	3.549%	5.623%

TOTAL	183,683,064.9070	63.117%	100.000%

Patti McGill Peterson
Affirmative	173,193,659.6203	59.513%	94.289%
Withhold	10,489,405.2867	3.604%	5.711%

TOTAL	183,683,064.9070	63.117%	100.000%

Annual report | Government Income Fund	37

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

John A. Moore
Affirmative	173,305,868.8020	59.551%	94.350%
Withhold	10,377,196.1050	3.566%	5.650%

TOTAL	183,683,064.9070	63.117%	100.000%

Steven R. Pruchansky
Affirmative	173,186,724.0267	59.510%	94.286%
Withhold	10,496,340.8803	3.607%	5.714%

TOTAL	183,683,064.9070	63.117%	100.000%

Gregory A. Russo
Affirmative	173,314,346.0379	59.554%	94.355%
Withhold	10,368,718.8691	3.563%	5.645%

TOTAL	183,683,064.9070	63.117%	100.000%

Proposal 6: To revise merger approval requirements for John Hancock Bond Trust.

PROPOSAL 6 PASSED ON APRIL 16, 2009.

6. Revision to merger approval requirements (all Trusts).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	126,903,239.0316	43.606%	69.088%
Against	7,716,647.1873	2.652%	4.201%
Abstain	9,762,680.6881	3.355%	5.315%
Broker Non-Vote	39,300,498.0000	13.504%	21.396%

TOTAL	183,683,064.9070	63.117%	100.000%

On May 5, 2009, an adjourned session of a Special Meeting of the Shareholders of John Hancock Bond Trust and its series, John Hancock Government Income Fund, held at 601 Congress Street, Boston, Massachusetts for the purpose of considering and voting on the proposals listed below:

Proposal 2: To approve a new form of Advisory Agreement between John Hancock Bond Trust and John Hancock Advisers, LLC.

PROPOSAL 2 PASSED ON MAY 5, 2009.

2. Approval of a new form of Advisory Agreement between each Trust and John Hancock Advisers, LLC (all Funds).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	21,301,787.7450	50.308%	77.792%
Against	904,854.6744	2.137%	3.304%
Abstain	1,726,087.9636	4.076%	6.303%
Broker Non-Votes	3,450,682.0000	8.149%	12.601%

TOTAL	27,383,412.3830	64.670%	100.000%

38	Government Income Fund | Annual report

Proposal 3: To approve the following changes to fundamental investment restrictions:

3. Approval of the following changes to fundamental investment restrictions (See Proxy Statement for Fund(s) voting on this Proposal):

PROPOSALS 3A-3K PASSED ON MAY 5, 2009.

3A. Revise: Concentration

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	20,887,527.5490	49.330%	76.279%
Against	1,153,162.4099	2.723%	4.211%
Abstain	1,892,037.4241	4.468%	6.909%
Broker Non-Votes	3,450,685.0000	8.149%	12.601%

TOTAL	27,383,412.3830	64.670%	100.000%

3B. Revise: Diversification

Affirmative	21,058,834.5567	49.734%	76.904%
Against	1,033,228.0884	2.440%	3.773%
Abstain	1,840,664.7379	4.347%	6.722%
Broker Non-Votes	3,450,685.0000	8.149%	12.601%

TOTAL	27,383,412.3830	64.670%	100.000%

3C. Revise: Underwriting

Affirmative	20,901,249.1692	49.361%	76.329%
Against	1,142,235.5715	2.698%	4.171%
Abstain	1,889,245.6423	4.462%	6.899%
Broker Non-Votes	3,450,682.0000	8.149%	12.601%

TOTAL	27,383,412.3830	64.670%	100.000%

3D. Revise: Real Estate

Affirmative	20,736,530.6652	48.973%	75.727%
Against	1,241,656.8348	2.932%	4.534%
Abstain	1,954,540.8830	4.616%	7.138%
Broker Non-Votes	3,450,684.0000	8.149%	12.601%

TOTAL	27,383,412.3830	64.670%	100.000%

3E. Revise: Loans

Affirmative	20,697,751.1429	48.881%	75.585%
Against	1,266,112.4689	2.990%	4.624%
Abstain	1,968,863.7712	4.650%	7.190%
Broker Non-Votes	3,450,685.0000	8.149%	12.601%

TOTAL	27,383,412.3830	64.670%	100.000%

Annual report | Government Income Fund	39

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

3F. Revise: Senior Securities

Affirmative	20,925,313.8641	49.418%	76.417%
Against	1,101,173.0767	2.601%	4.021%
Abstain	1,906,243.4422	4.502%	6.961%
Broker Non-Votes	3,450,682.0000	8.149%	12.601%

TOTAL	27,383,412.3830	64.670%	100.000%

3G. Eliminate: Oil, Gas & Mineral Programs

Affirmative	20,634,988.3242	48.733%	75.356%
Against	1,429,687.7778	3.376%	5.221%
Abstain	1,868,055.2810	4.412%	6.822%
Broker Non-Votes	3,450,681.0000	8.149%	12.601%

TOTAL	27,383,412.3830	64.670%	100.000%

3H. Eliminate: Investment to Exercise Control

Affirmative	20,773,118.1736	49.059%	75.861%
Against	1,212,667.8376	2.864%	4.428%
Abstain	1,946,947.3718	4.598%	7.110%
Broker Non-Votes	3,450,679.0000	8.149%	12.601%

TOTAL	27,383,412.3830	64.670%	100.000%

3I. Eliminate: Trustee and Officer Ownership

Affirmative	20,548,048.2539	48.527%	75.038%
Against	1,443,877.7592	3.410%	5.273%
Abstain	1,940,804.3699	4.584%	7.088%
Broker Non-Votes	3,450,682.0000	8.149%	12.601%

TOTAL	27,383,412.3830	64.670%	100.000%

3J. Eliminate: Margin Investment; Short Selling

Affirmative	20,738,853.1565	48.978%	75.735%
Against	1,284,727.3415	3.034%	4.692%
Abstain	1,909,150.8850	4.509%	6.972%
Broker Non-Votes	3,450,681.0000	8.149%	12.601%

TOTAL	27,383,412.3830	64.670%	100.000%

3K. Eliminate: Restricted Securities

Affirmative	20,729,319.1975	48.955%	75.700%
Against	1,281,961.0122	3.028%	4.682%
Abstain	1,921,449.1733	4.538%	7.017%
Broker Non-Votes	3,450,683.0000	8.149%	12.601%

TOTAL	27,383,412.3830	64.670%	100.000%

40	Government Income Fund | Annual report

Proposal 4: To approve amendments changing Rule 12b-1 Plans for certain classes of the Fund from “reimbursement” to compensation plans.

PROPOSAL 4 PASSED FOR CLASSES A AND B ONLY ON MAY 5, 2009. (There was no Quorum for Class C).

Class A

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	18,482,817.2946	50.080%	76.585%
Against	1,118,166.5515	3.030%	4.633%
Abstain	1,781,049.8529	4.826%	7.380%
Broker Non-Votes	2,751,705.0000	7.456%	11.402%

TOTAL	24,133,738.6990	65.392%	100.000%

Class B

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	1,227,913.0191	51.089%	73.137%
Against	70,681.6839	2.941%	4.210%
Abstain	65,567.6430	2.728%	3.905%
Broker Non-Votes	314,771.0000	13.096%	18.748%

TOTAL	1,678,933.3460	69.854%	100.000%

Class C

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	1,023,808.5770	33.750%	65.180%
Against	59,696.2260	1.968%	3.801%
Abstain	103,029.5350	3.396%	6.559%
Broker Non-Votes	384,206.0000	12.665%	24.460%

TOTAL	1,570,740.3380	51.779%	100.000%

Annual report | Government Income Fund	41

Proposal 5: To adopt a manager of manager structure.

PROPOSAL 5 PASSED ON MAY 5, 2009.

5. Proposal adopting a manager of manager structure.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	20,588,530.5462	48.623%	75.187%
Against	1,313,906.8574	3.103%	4.798%
Abstain	2,030,291.9794	4.795%	7.414%
Broker Non-Votes	3,450,683.0000	8.149%	12.601%

TOTAL	27,383,412.3830	64.670%	100.000%

42	Government Income Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees
Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

Patti McGill Peterson, Born: 1943	2005	48

Chairperson (since December 2008); Principal, PMP Globalinc (consulting) (since 2007); Senior
Associate, Institute for Higher Education Policy (since 2007); Executive Director, CIES (international education agency) (until 2007); Vice President, Institute of International Education (until 2007); Senior
Fellow, Cornell University Institute of Public Affairs, Cornell University (until 1998); Former President
Wells College, St. Lawrence University and the Association of Colleges and Universities of the State
of New York. Director of the following: Niagara Mohawk Power Corporation (until 2003); Security
Mutual Life (insurance) (until 1997); ONBANK (until 1993). Trustee of the following: Board of Visitors,
The University of Wisconsin, Madison (since 2007); Ford Foundation, International Fellowships Program
(until 2007); UNCF, International Development Partnerships (until 2005); Roth Endowment (since 2002);
Council for International Educational Exchange (since 2003).

James F. Carlin, Born: 1940	1994	48

Director and Treasurer, Alpha Analytical Laboratories, Inc. (chemical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995); Part Owner and Vice President,
Mone Lawrence Carlin Insurance Agency, Inc. (until 2005); Chairman and Chief Executive Officer,
Carlin Consolidated, Inc. (management/investments) (since 1987); Trustee, Massachusetts Health and
Education Tax Exempt Trust (1993–2003).

William H. Cunningham,[2] Born: 1944	1987	48

Professor, University of Texas at Austin (since 1971); former Chancellor, University of Texas System and former President, University of Texas at Austin (until 2001); Chairman and Chief Executive Officer, IBT
Technologies (until 2001); Director of the following: Hicks Acquisition Company I, Inc. (since 2007);
Hire.com (until 2004), STC Broadcasting, Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc.
(electronic manufacturing) (since 2001), Adorno/Rogers Technology, Inc. (until 2004), Pinnacle Foods
Corporation (until 2003), rateGenius (until 2003), Lincoln National Corporation (insurance) (since 2006),
Jefferson-Pilot Corporation (diversified life insurance company) (until 2006), New Century Equity
Holdings (formerly Billing Concepts) (until 2001), eCertain (until 2001), ClassMap.com (until 2001), Agile
Ventures (until 2001), AskRed.com (until 2001), Southwest Airlines (since 2000), Introgen (manufacturer of biopharmaceuticals) (since 2000) and Viasystems Group, Inc. (electronic manufacturer) (until
2003); Advisory Director, Interactive Bridge, Inc. (college fundraising) (until 2001); Advisory Director,
Q Investments (until 2003); Advisory Director, JPMorgan Chase Bank (formerly Texas Commerce
Bank–Austin), LIN Television (until 2008), WilTel Communications (until 2003) and Hayes Lemmerz
International, Inc. (diversified automotive parts supply company) (since 2003).

Deborah C. Jackson,[2,4] Born: 1952	2008	48
Chief Executive Officer, American Red Cross of Massachusetts Bay (since 2002); Board of Directors of
Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since
2001); Board of Directors of American Student Association Corp. (since 1996); Board of Directors of
Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (since 2007).

Annual report | Government Income Fund	43

Independent Trustees (continued)

Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

Charles L. Ladner, Born: 1938	1994	48

Chairman and Trustee, Dunwoody Village, Inc. (retirement services); Senior Vice President and Chief
Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice President and
Director, AmeriGas, Inc. (retired 1998); Director, AmeriGas Partners, L.P. (gas distribution) (until 1997);
Director, EnergyNorth, Inc. (until 1997); Director, Parks and History Association (until 2005).

Stanley Martin,[2,4] Born: 1947	2008	48

Senior Vice President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006);
Executive Vice President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive
Vice President, Republic New York Corporation and Republic National Bank of New York (1998–2000);
Partner, KPMG LLP (1971–1998).

Dr. John A. Moore, Born: 1939	2005	48

President and Chief Executive Officer, Institute for Evaluating Health Risks (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former
Assistant Administrator and Deputy Administrator, Environmental Protection Agency; Principal,
Hollyhouse (consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).

Steven R. Pruchansky, Born: 1944	1994	48

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (since 2008); Managing Director, JonJames, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).

Gregory A. Russo,[4] Born: 1949	2009	48

Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial
Markets, KPMG (1998–2002).

44	Government Income Fund | Annual report

Non-Independent Trustees[3]
Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

James R. Boyle, Born: 1959	2005	264

Executive Vice President, Manulife Financial Corporation (since 1999); Director and President, John
Hancock Variable Life Insurance Company (since 2007); Director and Executive Vice President, John
Hancock Life Insurance Company (since 2004); Chairman and Director, John Hancock Advisers, LLC (the
Adviser), John Hancock Funds, LLC (John Hancock Funds) and The Berkeley Financial Group, LLC (The
Berkeley Group) (holding company) (since 2005); Chairman and Director, John Hancock Investment
Management Services, LLC (since 2006); Senior Vice President, The Manufacturers Life Insurance
Company (U.S.A.) (until 2004).

John G. Vrysen,[4] Born: 1955	2009	48

Chief Operating Officer (since 2005)
Senior Vice President, Manulife Financial Corporation (since 2006); Director, Executive Vice President and Chief Operating Officer, the Adviser, The Berkeley Group, John Hancock Investment Management
Services, LLC and John Hancock Funds, LLC (since 2007); Chief Operating Officer, John Hancock Funds,
John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2007); Director, John
Hancock Signature Services, Inc. (since 2005); Chief Financial Officer, the Adviser, The Berkeley Group,
Manulife Financial Corporation Global Investment Management (U.S.), LLC, John Hancock Investment
Management Services, LLC, John Hancock Funds, LLC, John Hancock Funds, John Hancock Funds II,
John Hancock Funds III and John Hancock Trust (2005–2007); Vice President, Manulife Financial
Corporation (until 2006).

Principal officers who are not Trustees
Name, Year of Birth
Position(s) held with Fund		Officer
Principal occupation(s) and other		of Fund
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2005

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since 2005); Director,
MFC Global Investment Management (U.S.), LLC (MFC Global (U.S.)) (since 2005); Chairman and
Director, John Hancock Signature Services, Inc. (since 2005); Director, President and Chief Executive
Officer, John Hancock Investment Management Services, LLC (since 2006); President and Chief
Executive Officer, John Hancock Funds and John Hancock Funds III (since 2005); Director, Chairman and President, NM Capital Management, Inc. (since 2005); Member and former Chairman, Investment
Company Institute Sales Force Marketing Committee (since 2003); President and Chief Executive
Officer, John Hancock Funds II and John Hancock Trust (2005–July 2009); Director, President and Chief
Executive Officer, MFC Global (U.S.) (2005–2006); Executive Vice President, John Hancock Funds,
LLC (until 2005).

Annual report | Government Income Fund	45

Principal officers who are not Trustees (continued)

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.) (since 2006); Secretary and Chief Legal Officer, John Hancock Funds, John Hancock Funds II and John Hancock Trust (since
2006); Vice President and Associate General Counsel, Massachusetts Mutual Life Insurance Company
(1999–2006); Secretary and Chief Legal Counsel, MML Series Investment Fund (2000–2006); Secretary
and Chief Legal Counsel, MassMutual Institutional Funds (2000–2004); Secretary and Chief Legal
Counsel, MassMutual Select Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment Management Services, LLC,
the Adviser and MFC Global (U.S.) (since 2005); Chief Compliance Officer, John Hancock Funds, John
Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and Ethics & Compliance Officer,
Fidelity Investments (until 2001).

Michael J. Leary, Born: 1965	2007

Treasurer
Vice President, John Hancock Life Insurance Company (U.S.A.) and Treasurer for John Hancock Funds,
John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since May 2009); Assistant
Treasurer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock
Trust (2007–2009); Vice President and Director of Fund Administration, JP Morgan (2004–2007); Vice
President and Senior Manager of Fund Administration, JP Morgan (1993–2004); Manager, Ernst &
Young, LLC (1988–1993).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (registered investment companies) (2005–2007); Vice President, Goldman Sachs (2005–2007); Managing Director
and Treasurer of Scudder Funds, Deutsche Asset Management (2003–2005); Director, Tax and Financial
Reporting, Deutsche Asset Management (2002–2003); Vice President and Treasurer, Deutsche Global
Fund Services (1999–2002).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

 2 Member of Audit Committee.

3 Non-Independent Trustees hold positions with the Fund’s investment adviser, underwriter and certain other affiliates.

4 Mr. Martin was appointed by the Board as Trustee on September 8, 2008 and Ms. Jackson was appointed effective October 1, 2008. Mr. Russo and Mr. Vrysen were elected by the shareholders at a special meeting on April 16, 2009.

46	Government Income Fund | Annual report

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Advisers, LLC
James R. Boyle†
James F. Carlin	Subadviser
William H. Cunningham*	MFC Global Investment
Deborah C. Jackson*	Management (U.S.), LLC
Charles L. Ladner
Stanley Martin*	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Steven R. Pruchansky
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company
*Member of the Audit Committee
†Non-Independent Trustee	Transfer agent
John Hancock Signature Services, Inc.
Officers
Keith F. Hartstein	Legal counsel
President and Chief Executive Officer	K&L Gates LLP

Thomas M. Kinzler	Independent registered
Secretary and Chief Legal Officer	public accounting firm
PricewaterhouseCoopers LLP
Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

John G. Vrysen
Chief Operating Officer

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Website at sec.gov or on our Website.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Website and the SEC’s Website, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Website www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Annual report | Government Income Fund	47

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Government Income Fund.	5600A 5/09
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	7/09

John Hancock
MUTUAL FUNDS

John Hancock
High Yield Fund

Annual Report
5.31.09

Discussion of Fund performance

By MFC Global Investment Management (U.S.), LLC

The 12 months ended May 31, 2009 included many of both the best and worst months in high-yield bond market history. The spread over Treasuries plunged from a peak above 2000 to 1170 basis points by the end of May. Strong performance at the end of the reporting period helped mitigate earlier very poor high-yield returns.

For the 12 months ended May 31, 2009, John Hancock High Yield Fund’s Class A shares posted a total return of –35.84% at net asset value. By comparison, the Merrill Lynch High-Yield Master II Index, the Fund’s benchmark, ended the fiscal year with a return of –9.04%. The average return of the high-yield bond funds tracked by Morningstar, Inc. was –12.49% for the same period. The Fund had disappointing relative and absolute performance because of a combination of factors, including poor returns from its airline and publishing holdings, the underperformance of its equity stake and a lack of exposure to some of the best-performing names in the benchmark index. During the period, a significant writedown of overdue interest on defaulted bonds also detracted from performance.

The Fund’s airline holdings did very poorly in the latter half of the fiscal year — a time when many segments of the high-yield market were rebounding sharply — as a result of the rapidly accelerating economic downturn and its heavy toll on travel spending. In that environment, the Fund’s holdings in Delta Air Lines, Inc. and US Airways, Inc. stock and United Air Lines (UAL Corp.) and Continental Airlines, Inc. convertible bonds were all significant detractors. In addition, the poorest-performing industry segment in the benchmark for the year was publishing, where the Fund held two sizable detractors — Idearc and R.H. Donnelly — both of which filed for bankruptcy protection.

Despite the difficult environment, a number of the Fund’s holdings managed positive total returns for the period. Our stake in casino operator Isle of Capris Casinos, Inc. was one such positive contributor, helped by buying back its debt in the secondary market, cutting its capital expenditures, and rebranding a number of its casinos.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

The major factors in this Fund’s performance are interest rates and credit risk. When interest rates rise, bond prices usually fall. Generally, an increase in the Fund’s average maturity will make it more sensitive to interest-rate risk.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. Higher-yielding bonds are riskier then lower-yielding bonds, and their value may fluctuate more in response to market conditions. The Fund may not be appropriate for all investors.

6	High Yield Fund | Annual report

A look at performance

For the period ended May 31, 2009

		Average annual returns (%)			Cumulative total returns (%)			SEC 30- day yield (%) as of 5-31-09
		with maximum sales charge (POP)			with maximum sales charge (POP)

	Inception
Class	date	1-year	5-year	10-year	1-year	5-year	10-year

A	6-30-93	–38.67	–5.41	0.03	–38.67	–24.26	0.32	20.99

B	10-26-87	–39.03	–5.47	–0.10	–39.03	–24.53	–0.96	21.35

C	5-1-98	–36.86	–5.24	–0.26	–36.86	–23.58	–2.54	21.35

I1,2	8-24-07	–35.63	–4.21	0.85	–35.63	–19.34	8.83	22.45

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A — 0.95%, Class B — 1.70%, Class C — 1.70% and Class I — 0.70%. The Fund’s annual operating expenses will likely vary throughout the period and from year to year. Expenses for the current fiscal year may be higher than those shown in the “Annual operating expenses” table in the most recently publicly available prospectuses for one or more of the following reasons: (i) a significant decrease in average net assets may result in a higher advisory fee rate if advisory fee breakpoints are not achieved; (ii) a significant decrease in average net assets may result in an increase in the expense ratio because certain fund expenses do not decrease as asset levels decrease; or (iii) the termination of voluntary expense cap reimbursements and/or fee waivers, as applicable. The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund’s Class I share prospectus.

2 June 30, 1993 is the inception date for the Class A shares. Class I shares were first offered on August 27, 2007; the returns prior to this date are those of Class A shares that have been recalculated to apply the fees and expenses of Class I shares.

Annual report | High Yield Fund	7

A look at performance

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock High Yield Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Merrill Lynch High Yield Master II Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B2	5-31-99	$9,904	$9,904	$14,927

C2	5-31-99	9,746	9,746	14,927

I3,4	5-31-99	10,883	10,883	14,927

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of May 31, 2009. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Merrill Lynch High Yield Master II Index is an unmanaged index consisting of U.S. dollar-denominated public corporate issues with par amounts greater than $100 million that are rated below investment grade.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors as described in the Fund’s Class I share prospectus.

4 June 30, 1993 is the inception date for the Class A shares. Class I shares were first offered on August 27, 2007; the returns prior to this date are those of Class A shares that have been recalculated to apply the fees and expenses of Class I shares.

8	High Yield Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on December 1, 2008 with the same investment held until May 31, 2009.

	Account value	Ending value	Expenses paid during
	on 12-1-08	on 5-31-09	period ended 5-31-09[1]

Class A	$1,000.00	$1,117.80	$6.92

Class B	1,000.00	1,114.30	10.96

Class C	1,000.00	1,114.30	10.86

Class I	1,000.00	1,119.60	5.18

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at May 31, 2009, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | High Yield Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on December 1, 2008, with the same investment held until May 31, 2009. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 12-1-08	on 5-31-09	period ended 5-31-09[1]

Class A	$1,000.00	$1,018.40	$6.59

Class B	1,000.00	1,014.60	10.45

Class C	1,000.00	1,014.70	10.35

Class I	1,000.00	1,020.00	4.94

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.31%, 2.08%, 2.06% and 0.98% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

10	High Yield Fund | Annual report

Portfolio summary

Top 10 issuers1,[2]

Delta Air Lines, Inc.	8.3%	Charter Communications
		Holdings II, LLC	4.1%
Allison Transmission, Inc.	5.1%
		American Pacific Corp.	3.9%
US Airways Group, Inc.	5.0%
		UAL Corp.	3.7%
Sirius XM Radio, Inc.	4.5%
		Isle of Capris Casinos, Inc.	3.2%
XM Satellite Radio, Inc.	4.2%
		Continental Airlines Finance Trust II	2.8%

Sector composition[3,4]

Consumer discretionary	42%	Energy	2%

Industrials	31%	Consumer staples	2%

Materials	9%	Utilities	1%

Financials	5%	Telecommunication services	1%

Mortgage bonds	3%	Information technology	1%

U.S. government agencies	3%

Quality composition[3]

AAA & A	1%

BBB	1%

BB	11%

B	30%

CCC	35%

Other	22%

* Denotes unrealized depreciation of swap contracts.

1 As a percentage of net assets on May 31, 2009. Excludes cash and cash equivalents.

2 Credit Default Swaps

The following table outlines, as of May 31, 2009, the Fund’s gross investment exposure to issuers for which the Fund holds credit default swaps. The gross investment exposure includes the market value of the issuer’s securities plus credit default swap-related exposure, as determined by existing credit default swap documentation. For more information on credit default swaps refer to Note 3 of the Notes to Financial Statements.

	Investments		Gross
	held by	Credit Default	Investment
Issuer	the Fund	Swaps	Exposure
Delta Airlines	8.3%	0.7%	9.0%
Texas Competitive Electric Holdings, Inc.	1.3%	0.9%	2.2%
AMR Corp.	1.3%	0.6%	1.9%

3 As a percentage of net assets on May 31, 2009.

4 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

Annual report | High Yield Fund	11

F I N A N C I A L   S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 5-31-09

	Interest	Maturity	Par value
Issuer, description	rate	date	(000)	Value

Bonds 67.94%				$396,766,386

(Cost $850,146,677)

Advertising 0.00%				14,677

Vertis Inc.,
Gtd Sr Note	13.500%	04-01-14	$2,995	14,677

Aerospace & Defense 0.08%				460,575

Sequa Corp.,
Gtd Sr Note (S)	11.750	12-01-15	1,035	460,575

Airlines 11.19%				65,330,421

Alaska Airlines, Inc.,
Ser A	9.500	04-12-10	1,033	878,080

American Airlines, Inc.,
Equip Trust Ser 1990-K	9.930	06-15-10	1,500	1,125,000

Continental Airlines Inc.,
Conv Note	5.000	06-15-23	10,265	9,392,475

Delta Air Lines, Inc.,
Ser 2001 -1 Class B	7.711	09-18-11	6,555	4,981,800

GOL Finance,
Gtd Note (S)	8.750	04-29-49	14,970	7,485,000

KLM Royal Dutch Airlines NV,
Sr Sub Deb	2.125	12-29-49	1,680	566,398

Northwest Airlines, Inc.,
Conv Sr Note (H)	7.625	11-15-23	45,535	227,675
Gtd Conv Sr Note (B)(H)	6.625	05-15-23	15,437	77,185
Gtd Note (H)	8.700	03-15-49	15,806	80,611
Gtd Sr Note (H)	10.000	02-01-49	7,250	36,975
Note (H)	7.875	12-31-49	1,915	9,767
Stub-claim (H)	9.875	03-15-37	43,785	223,304
Stub-claim (H)	8.875	06-01-49	28,886	147,319

Pinnacle Airlines Corp.,
Conv Sr Note	3.250	02-15-25	1,000	830,194

UAL Corp.,
Gtd Conv Sr Sub Note	4.500	06-30-21	53,543	20,917,430

US Airways Group, Inc.,
Conv Sr Note	7.000	09-30-20	19,265	15,797,300

US Airways, Inc.,
Ser 1998-1 Class C	6.820	01-30-14	7,297	2,553,908

Aluminum 1.99%				11,623,050

CII Carbon, LLC,
Gtd Sr Sub Note (S)	11.125	11-15-15	16,845	11,623,050

See notes to financial statements

12	High Yield Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Par value
Issuer, description	rate	date	(000)	Value

Auto Parts & Equipment 7.94%				$46,362,135

Allison Transmission, Inc.,
Gtd Sr Note (S)	11.250%	11-01-15	$25,990	17,543,250
Gtd Sr Note (S)	11.000	11-01-15	15,505	12,093,900

Exide Technologies,
Sr Sec Note Ser B	10.500	03-15-13	11,166	9,379,440

Tenneco, Inc.,
Gtd Sr Sub Note	8.625	11-15-14	10,468	6,437,820

TRW Automotive, Inc.,
Gtd Sr Note (S)	7.000	03-15-14	1,235	907,725

Broadcasting & Cable TV 1.67%				9,738,568

Adelphia Communications Corp.,
Sr Note	10.250	11-01-49	2,990	48,588
Sr Note	9.875	03-01-49	5,985	97,256

Canadian Satellite Radio Holdings, Inc.,
Sr Note	12.750	02-15-14	13,500	3,172,500
Sr Note	8.000	09-10-14	6,400	586,215
Sr Note (B)	8.000	02-14-16	953	273,109

CCO Holdings, LLC,
Sr Note (H)	8.750	11-15-13	2,405	2,200,575

Intelsat Jackson Holdings, Ltd.,
Gtd Sr Note (S)	11.500	06-15-16	1,885	1,856,725

Mobile Satellite Ventures LP,
Sr Sec Disc Note, Step Coupon (0.00%
to 04-01-10 then 14.00%) (S)	Zero	04-01-13	3,600	1,404,000

Young Broadcasting, Inc.,
Gtd Sr Sub Note (H)	10.000	03-01-11	13,280	99,600

Cable & Satellite 12.70%				74,174,866

Charter Communications Holdings I, LLC,
Gtd Sr Note (H)	12.125	01-15-15	7,460	65,275
Gtd Sr Note (H)	11.000	10-01-15	4,466	468,930
Gtd Sr Note (H)	10.000	05-15-14	12,720	111,300
Gtd Sr Note (H)	9.920	04-01-14	7,271	63,621
Gtd Sr Sec Note (H)	11.000	10-01-15	22,678	2,607,970
Sr Note (H)	11.125	01-15-14	2,628	22,995

Charter Communications Holdings II, LLC,
Gtd Sr Note (H)	10.250	09-15-10	2,500	2,475,000
Gtd Sr Note (H)	10.250	10-01-13	2,500	2,462,500
Gtd Sr Note (H)(S)	10.250	10-01-13	20,642	19,093,850

Charter Communications Holdings, LLC,
Sr Disc Note (H)	9.920	04-01-11	2,490	12,450

Sirius XM Radio, Inc.,
Conv Sr Note	10.000	06-01-11	20,690	10,758,800
Sr Note	9.625	08-01-13	17,730	11,480,175

XM Satellite Radio, Inc.,
Gtd Sr Note (S)	13.000	08-01-13	34,100	24,552,000

Casinos & Gaming 12.92%				75,449,391

Fontainebleau Las Vegas Holdings, LLC,
Note (H)(S)	11.000	06-15-15	22,920	1,031,400
Sr Note (B)	12.000	06-01-22	13,698	3,946,671

Greektown Holdings, LLC,
Sr Note (H)(S)	10.750	12-01-13	18,763	1,313,410

Indianapolis Downs LLC & Capital Corp,
Sr Sec Note (S)	11.000	11-01-12	4,330	3,160,900
Sr Sub Note (S)	15.500	11-01-13	626	337,901

See notes to financial statements

Annual report | High Yield Fund	13

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Par value
Issuer, description	rate	date	(000)	Value

Casinos & Gaming (continued)

Isle of Capris Casinos, Inc.,
Gtd Sr Sub Note	7.000%	03-01-14	$24,174	$18,734,850

Jacobs Entertainment, Inc.,
Gtd Sr Note	9.750	06-15-14	515	386,250

Little Traverse Bay Bands of
Odawa Indians,
Sr Note (S)	10.250	02-15-14	9,635	4,167,138

Majestic Holdco LLC,
Gtd Sr Sec Note (H)(S)	12.500	10-15-11	10,000	75,000

Majestic Star Casino LLC,
Gtd Sr Sec Note (H)	9.500	10-15-10	24,780	14,434,350
Sr Note (H)	9.750	01-15-11	8,675	997,625

Mashantucket Western Pequot Tribe,
Bond (S)	5.912	09-01-21	1,470	676,700
Bond Ser A (S)	8.500	11-15-15	10,295	4,015,050

MGM Mirage, Inc.,
Sr Note	6.750	09-01-12	5,720	3,946,800
Sr Sec Note (H)(S)	11.125	11-15-17	1,575	1,671,469

Mohegan Tribal Gaming Authority,
Gtd Sr Sub Note	8.000	04-01-12	4,335	3,262,087

MTR Gaming Group, Inc.,
Gtd Sr Note Ser B	9.750	04-01-10	350	315,000
Gtd Sr Sub Note Ser B	9.000	06-01-12	4,320	2,678,400

Seminole Hard Rock Entertainment,
Sr Sec Note (P)(S)	3.129	03-15-14	2,850	1,966,500

Silver Slipper Casino,
Note (B)	13.000	12-17-09	4,541	4,265,621
Note (B)	7.000	11-30-10	660	545,469

Trump Entertainment Resorts, Inc.,
Gtd Sr Sec Note (H)	8.500	06-01-15	29,340	3,520,800

Commercial Printing 0.33%				1,938,387

Quebecor World Capital Corp.,
Gtd Sr Note (H)	6.125	11-15-13	9,970	834,987
Sr Note (H)(S)	8.750	03-15-16	1,850	166,500

Quebecor World, Inc.,
Sr Note (H)(S)	9.750	01-15-15	10,410	936,900

Commodity Chemicals 0.07%				398,292

Applied Extrusion Technologies, Inc.,
Sr Note (B)(L)(S)	12.000	03-15-12	536	398,292

Diversified Commercial & Professional Services 1.61%				9,373,210

FDR Management LLC (B)	16.000	05-31-12	8,289	5,850,360

MSX International, Inc.,
Gtd Sr Sec Note (S)	12.500	04-01-12	4,230	951,750

Muzak LLC,
Gtd. Sr Sub Note	9.875	03-15-10	7,346	2,571,100

Diversified Financial Services 1.14%				6,677,003

JPMorgan Chase & Co.,
Jr Sub Note Ser 1 (7.900% to 4-30-18
then variable)	7.900	04-18-49	4,250	3,548,878

TAM Capital, Inc.,
Gtd Sr Note	7.375	04-25-17	4,375	3,128,125

See notes to financial statements

14	High Yield Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Par value
Issuer, description	rate	date	(000)	Value

Diversified Metals & Mining 1.17%				$6,818,910

Katanga Mining Ltd.,
Sr Sub Note	14.000%	11-20-13	$2,171	1,133,505
Sub Note	14.000	11-20-13	2,171	1,133,505

Teck Resources, Ltd.,
Sr Sec Note (S)	10.750	05-15-19	1,715	1,757,875
Sr Sec Note (S)	10.250	05-15-16	1,165	1,182,475
Sr Unsec Note	7.000	09-15-12	1,670	1,611,550

Electric Utilities 1.30%				7,597,083

Texas Competitive Electric Holdings
Co. LLC,
Gtd Sr Note	10.500	11-01-16	1,056	422,500
Gtd Sr Note Ser A	10.250	11-01-15	12,109	7,174,583

Environmental & Facilities Services 0.21%				1,203,750

Blaze Recycling & Metals LLC,
Gtd Sr Sec Note (S)	10.875	07-15-12	2,675	1,203,750

Forest Products 0.05%				280,741

Timberwest Forest Corp. (B)	9.000	02-11-14	288	280,741

Health Care Services 0.00%				0

Ralin Medical, Inc.	Zero	11-21-37	1	—

Household Products 0.47%				2,734,610

Yankee Acquisition Corp.,
Gtd Sr Sub Note	8.500	02-15-15	3,622	2,734,610

Independent Power Producers & Energy Traders 0.00%				0

Mirant Corp. (B)	7.625	05-01-16	10,500	—

Mortgage REIT’s 0.56%				3,263,460

GS Mortgage Securities Corp.	Zero	10-26-37	12	1,200

iStar Financial, Inc.,
Sr Note (S)	10.000	06-15-14	2,529	1,871,460

iStar Financial, Inc.,
Sr Note	5.875	03-15-16	3,660	1,390,800

Movies & Entertainment 0.39%				2,263,950

Marquee Holdings, Inc.,
Sr Disc Note Ser B, Step Coupon
(12.00%, 08-16-09 then variable)	12.000	08-15-14	2,795	2,263,950

Oil & Gas Exploration & Production 0.89%				5,210,630

Dominion Petroleum Acquisitions,
Sr Sec Conv Note Ser B (B)	8.500	10-01-11	6,325	5,210,630

Packaged Foods & Meats 0.45%				2,653,675

ASG Consolidated LLC,
Sr Disc Note	11.500	11-01-11	2,965	2,653,675

Paper Packaging 0.90%				5,228,850

Graham Packaging Co. LP,
Gtd Sr Sub Note	9.875	10-15-14	890	792,100

Jefferson Smurfit Corp.,
Gtd Sr Note (H)	8.250	10-01-12	2,300	724,500

Smurfit-Stone Container Corp.,
Sr Note (H)	8.000	03-15-17	8,090	2,629,250

U.S. Corrugated, Inc.,
Sr Sec Note	10.000	06-12-13	1,900	1,083,000

See notes to financial statements

Annual report | High Yield Fund	15

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Par value
Issuer, description	rate	date	(000)	Value

Paper Products 0.85%				$4,941,392

Abitibi-Consolidated of Canada, Inc.,
Deb (H)	8.850%	08-01-30	$3,000	300,000
Deb (H)	7.400	04-01-18	3,500	332,500
Gtd Sr Note (H)(S)	15.500	07-15-10	1,339	214,240
Gtd Sr Note (H)	8.375	04-01-15	9,995	949,525
Gtd Sr Note (H)	7.750	06-15-11	3,000	285,000
Gtd Sr Note (H)	6.000	06-20-13	4,880	439,200
Gtd Sr Sec Note (H)(S)	13.750	04-01-11	1,175	1,081,000

APP Finance II Mauritius Ltd,
Gtd Bond (H)	12.000	12-29-49	7,500	18,750

Newark Group, Inc.,
Sr Sub Note (H)	9.750	03-15-14	2,135	21,350

NewPage Co.,
Sr Sec Note	10.000	05-01-12	1,310	733,600

Pope & Talbot, Inc.,
Deb (H)	8.375	06-01-13	1,561	3,902
Sr Note (H)	8.375	06-01-13	5,450	13,625

Verso Paper Holdings LLC,
Sr Sec Note (S)	11.500	07-01-14	590	548,700

Photographic Products 0.03%				202,500

PCA, LLC,
Gtd Sr Note (H)	11.875	08-01-09	3,000	202,500

Property & Casualty Insurance 0.09%				543,250

MBIA Insurance Corp.,
Sr Note (S)	14.000	01-15-33	1,325	543,250

Publishing 0.49%				2,878,313

Idearc, Inc.,
Gtd Sr Note (H)	8.000	11-15-16	68,145	1,533,263

R.H. Donnelley Corp.,
Sr Disc Note Ser A–1 (H)	6.875	01-15-13	5,945	416,150
Sr Note (H)	6.875	01-15-13	1,175	82,250
Sr Note Ser A–3 (H)	8.875	01-15-16	9,965	697,550
Sr Note Ser A–4 (H)	8.875	10-15-17	2,130	149,100

Real Estate Management & Development 0.10%				588,750

Realogy Corp.,
Sr Sub Note	12.375	04-15-15	2,355	588,750

Specialty Chemicals 3.63%				21,214,838

American Pacific Corp.,
Gtd Sr Note	9.000	02-01-15	24,315	21,214,838

Steel 0.00%				0

LTV Corp.,
Gtd Sr Sub Note (B)(H)	11.750	11-15-09	9,700	—

Tires & Rubber 1.03%				6,035,125

Goodyear Tire & Rubber Co.,
Gtd Sr Note	8.625	12-01-11	3,960	3,851,100
Sr Note	10.500	05-15-16	2,195	2,184,025

Tobacco 0.62%				3,624,448

North Atlantic Holdings, Inc.,
Sr Disc Note	12.250	03-01-14	1,300	520,000

North Atlantic Trading Co.,
Inc. Sr Note (S)	10.000	03-01-12	8,390	3,104,448

See notes to financial statements

16	High Yield Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Par value
Issuer, description	rate	date	(000)	Value

Trucking 1.72%				$10,053,950

Travelport LLC,
Gtd Sr Note	9.875%	09-01-14	$14,085	8,873,550
Gtd Sr Sub Note	11.875	09-01-16	2,270	1,180,400

Wireless Telecommunication Services 1.35%				7,887,586

Grupo Iusacell SA de CV,
Sr Sec Note (S)	10.000	12-31-13	2,877	1,237,267

Nextel Communications, Inc.,
Gtd Note	7.375	08-01-15	6,315	5,004,637

Terrestar Networks, Inc. (S)	15.000	02-15-14	4,987	1,645,682

	Interest	Maturity	Par value
Issuer, description	rate	date	(000)	Value

Defaulted bonds beyond maturity date 0.15%				$901,751
(Cost $13,402,851)

Commercial Printing 0.02%				101,338

Quebecor World Capital Corp.,
Gtd Sr Note (H)	4.875%	11-15-08	$1,210	101,338
Paper Products 0.13%				789,300

Indah Kiat Finance Mauritius Ltd.,
Gtd Sr Note (B)(H)	10.000	07-01-07	6,000	136,800

Indah Kiat International Finance Co.,
Gtd Sec Note Ser C (H)	12.500	06-15-06	2,500	450,000

Tjiwi Kimia Finance Mauritius Ltd.,
Gtd Sr Note (H)	10.000	08-01-04	1,500	45,000
Sr Note (H)	13.250	08-01-04	5,250	157,500

Personal Products 0.00%				11,113

Global Health Sciences, Inc.,
Gtd Sr Note (B)(H)	11.000	05-01-08	3,175	11,113

Issuer			Shares	Value

Common stocks 10.93%				$63,847,044

(Cost $223,209,826)

Advertising 0.00%				0

Vertis Holdings, Inc. (I)			150,235	—

Airlines 7.10%				41,461,546

Air France-KLM, ADR			174,118	2,759,770

ATA Holdings Corp. (I)			370,841	—

Delta Air Lines, Inc. (I)			6,043,569	35,113,136

Global Aviation Holdings, Inc.			500,000	500,000

Pinnacle Airlines Corp. (I)			439,100	1,053,840

UAL Corp. (I)			150,000	699,000

US Airways Group, Inc. (I)			517,752	1,335,800

Aluminum 0.02%				129,790

Golden Northwest Aluminum Holding Company (B)(I)			43	289

Golden Northwest Aluminum Holding Company, (Class B) (B)(I)			19,271	129,501

Broadcasting & Cable TV 0.00%				1,169

Granite Broadcasting Corp. (I)			11,688	1,169

See notes to financial statements

Annual report | High Yield Fund	17

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Cable & Satellite 2.07%		$12,083,648

Canadian Satellite Radio Holdings, Inc. (I)	515,675	259,786

Canadian Satellite Radio Holdings, Inc. (Class A) (I)	602,071	303,310

Comcast Corp. Special Class A	521,272	6,776,536

Sirius XM Radio, Inc. (I)	7,876,120	2,752,704

Time Warner Cable, Inc.	64,674	1,991,312

Casinos & Gaming 0.06%		373,592

Fontainebleau Resorts LLC, (Class A) (B)(I)	249,211	373,592

Commodity Chemicals 0.10%		571,984

Applied Extrusion Technologies, Inc., (Class A) (B)(I)(L)	51,082	571,984

Diversified Commercial & Professional Services 0.00%		0

FDR Management LLC. (Class A) (B)(I)	9,827	—

FDR Management LLC. (Class B) (B)(I)	213	—

Diversified Financial Services 0.03%		174,442

Adelphia Recovery Trust (I)	8,722,093	174,442

Environmental & Facilities Services 0.37%		2,171,648

Kaiser Group Holdings, Inc. (I)	81,949	2,171,648

Industrial Machinery 0.00%		0

Glasstech, Inc. (Class B) (B)(I)	4,430	—

Glasstech, Inc. (Class C) (B)(I)	10	—

Oil & Gas Exploration & Production 0.95%		5,562,118

Dominion Petroleum, Ltd., GDR (I)	14,065,360	1,846,647

Po Valley Energy Ltd. (I)	3,100,000	3,715,471

Paper Products 0.01%		57,937

APP China Group, Ltd. (B)(I)	37,717	377

Tembec Inc. (I)	88,508	57,560

Publishing 0.00%		30

Medianews Group, Inc. (I)	29,750	30

Specialty Chemicals 0.22%		1,259,140

American Pacific Corp. (I)	200,500	1,259,140

Issuer, description	Shares	Value

Preferred stocks 8.55%		$49,908,627
(Cost $67,932,966)

Airlines 2.83%		16,514,713

Continental Airlines Finance Trust II , 6.000%	1,123,404	16,499,996

Northwest Airlines, Inc., 9.500% (B)	143,381	14,717

Broadcasting & Cable TV 1.77%		10,360,500

Xanadoo, Ser C , 6.500%	345,350	10,360,500

Diversified Banks 2.60%		15,204,625

Bank of America Corp., 8.200%	244,500	4,645,500

Bank of America Corp., 7.250%	9,701	7,372,760

Wells Fargo & Company (Class A) , 7.500%	4,277	3,186,365

Industrial Machinery 0.45%		2,627,609

Glasstech, Inc., 12.750%, Series B (B)	4,475	2,484,609

Glasstech, Inc., Series A (B)(U)	143	143,000

Glasstech, Inc., Series C (B)(U)	11	—

See notes to financial statements

18	High Yield Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

Issuer, description			Shares	Value

Insurance Brokers 0.00%				$5

SIG Capital Trust I , 9.500% (B)			5,000,000	5

Mortgage REIT’s 0.66%				3,828,225

iSTAR Financial, Inc., 7.800%, Ser F			229,165	1,659,155

iSTAR Financial, Inc., 7.875%, Ser E			100,000	725,000

iSTAR Financial, Inc., 7.650%, Ser G			199,182	1,444,070

Specialized Finance 0.24%				1,372,950

CIT Group Inc. , 7.750%			201,608	1,372,950

Issuer			Shares	Value

Stapled Units* 0.26%				$1,536,066
(Cost $2,924,176)

Forest Products 0.26%				1,536,066

Timberwest Forest Corp.			447,200	1,536,066

	Interest	Maturity	Par value
Issuer, description, maturity date	rate	date	(000)	Value

Tax-exempt long-term bonds 0.20%				$1,160,020
(Cost $2,000,000)

Other Revenue 0.20%				1,160,020

Dallas-Fort Worth Texas International,
Airport Facility Improvement Corp.	9.125%	05-01-29	$2,000	1,160,020

			Par value
Issuer, description, maturity date			(000)	Value

Tranche Loans 5.12%				$29,883,611
(Cost $52,061,042)

Airlines 3.45%				20,120,020

Delta Air Lines, Inc.
Tranche (2nd Lien Fac), 04-30-14			$12,852	8,193,082

US Airways Group, Inc
Term Loan 03-31-11 (B)			606	6,061

US Airways Group, Inc.
Tranche LCC, 03-23-14			22,121	11,920,877

Casinos & Gaming 0.66%				3,868,756

Greektown Holdings LLC,
Tranche (Fac LN395635), 09-09-09			224	217,658
Tranche (Fac LN395635), 09-09-09 (F)			2,008	1,968,055
Tranche (Fac LN395635), 09-09-09 (F)			1,202	1,178,130
Tranche (Fac LN395635), 09-09-09			515	504,913

Hotels, Resorts & Cruise Lines 0.30%				1,755,000

East Valley Tourist Development Authority
Tranche EVTDA, 7.911%, 08-06-12			2,925	1,755,000

Paper Products 0.20%				1,180,284

Abitibi Bowater, Inc.
Tranche B (Fac LN385806), 03-31-09 (H)			1,041	797,434

Tembec, Inc.
(Tranche (Fac LNTEMBEC1), 02-28-12			618	382,850

See notes to financial statements

Annual report | High Yield Fund	19

F I N A N C I A L   S T A T E M E N T S

			Par value
Issuer, description, maturity date			(000)	Value

Publishing 0.51%				$2,959,551

Idearc, Inc
Tranche (Fac LN299784) 1-11-14			$2,897	1,138,217

Star Tribune Co.,
Tranche (2nd Lien Fac) 02-28-15			12,795	—
Tranche T1 (1st Lien Note Fac
LN321132), 03-01-14 (H)			10,714	1,821,334

	Interest	Maturity	Par value
Issuer, description	rate	date	(000)	Value

Collateralized mortgage obligations 0.83%				$4,851,996
(Cost $9,224,051)

Collateralized Mortgage Obligations 0.82%				4,811,274

Global Tower Partners Acquisition
Partners LLC,
Sub Bond Ser 2007-1A–G (S)	7.874%	05-15-37	$1,945	1,450,925

Harborview Mortgage Loan Trust,
Ser 2007-3 Class ES IO	0.350	05-19-47	252,752	1,184,774
Ser 2007-4 Class ES IO	0.350	07-19-47	260,740	1,303,700
Ser 2007-6 Class ES IO (S)	0.342	08-19-37	186,000	871,875

Investment Banking & Brokerage 0.01%				40,722

Lehman XS Net Interest Margin Notes,
Ser 2006-GPM8-A3 (S)	9.000	01-28-47	1,171	23,422
Ser 2006-GPM8-A4 (S)	9.000	01-28-47	1,730	17,300

	Interest	Maturity	Par value
Issuer, description	rate	date	(000)	Value

Asset backed securities 4.03%				$23,513,178
(Cost $38,612,236)

Airlines 1.44%				8,421,928

Alaska Airlines, Inc.,
Equip Trust Ctf Ser D	9.500%	04-12-12	$2,678	1,941,336

American Airlines, Inc.,
Pass Thru Ctf Ser 1988-A4	10.210	01-01-10	1,041	967,905
Pass Thru Ctf Ser 1991-B2 (S)	10.320	07-30-14	4,541	2,497,481
Pass Thru Ctf Ser 1992-A1	8.080	09-11-11	1,019	815,475
Pass Thru Ctf Ser 1994-A5	10.190	05-26-16	4,211	2,189,720

Northwest Airlines Corp., (H)	1.000	01-16-17	15,890	10,011

Cable & Satellite 0.19%				1,075,620

Sirius XM Radio, Inc.,	7.840	12-20-12	1,281	1,075,620

Diversified Financial Services 2.40%				14,015,630

DB Master Finance LLC,
Ser 2006-1 Class M1 (S)	8.285	06-20-31	12,865	8,423,230

Dominos Pizza Master Issuer LLC,
Ser 2007-1 Class M1 (S)	7.629	04-25-37	12,710	5,592,400

Thrifts & Mortgage Finance 0.00%				0

IndyMac Index NIM Corp.,
Ser 2006-AR6-N3 (S)	8.833	06-25-46	3,861	—

See notes to financial statements

20	High Yield Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

	Number of	Excercise	Expiration
Issuer	contracts	price	date	Value

Options purchased 0.10%				$577,308

(Cost $5,182,863)

Calls 0.10%				577,308

Comcast Corp. (I)	859,000	$20	Jan -2010	214,750

Comcast Corp. (I)	286,000	15	Jan -2010	343,200

Comcast Corp. (I)	258,100	25	Jan -2010	19,358

Issuer			Shares	Value

Warrants 0.01%				$79,234

(Cost $5,872,532)

Airlines 0.00%				0

ATA Holdings Corp. (I)			11,942	—

Broadcasting & Cable TV 0.00%				292

Granite Broadcasting Corp. (Class A) (I)			29,220	292

Cable & Satellite 0.00%				1,870

Sirius XM Radio, Inc. (I)			9,350	1,870

Casinos & Gaming 0.00%				0

Silver Slipper Casino (B)(I)			1,928	—

Diversified Metals & Mining 0.00%				8,060

Katanga Mining Ltd (I)			80,000	8,060

Food Retail 0.00%				175

Pathmark Stores, Inc. (I)			62,796	175

Gold 0.01%				68,837

New Gold, Inc. (I)			168,883	68,837

Restaurants 0.00%				0

Planet Hollywood International, Inc. (B)(I)			2,816	—

Textiles 0.00%				0

HF Holdings (B)(I)			28,092	—

Issuer				Value

Other investments 0.00%				—

(Cost $215,000)

Casinos & Gaming 0.00%				—

Gabrelino-Tongva Gaming Machine Revenue (B)(I)				—

Gabrelino-Tongva Execution Investment (B)(I)				—

	Interest
Issuer	rate		Shares	Value

Short-term investments 2.57%				$15,026,475

(Cost $15,026,475)

Cash Equivalents 0.02%				126,475

John Hancock Collateral Investment Trust (T)(W)	0.7339% (Y)		12,648	126,475

See notes to financial statements

Annual report | High Yield Fund	21

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Par value
Issuer, description	rate	date	(000)	Value

U.S. Government Agency 2.55%				$14,900,000

Federal Home Loan Bank,
Discount Note	Zero	06-01-09	$14,900	14,900,000

Total investments (Cost $1,285,810,695)† 100.69%				$588,051,696

Other assets and liabilities, net (0.69%)				($4,040,219)

Total net assets 100.00%				$584,011,477

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

GDR Global Depositary Receipt

Gtd Guaranteed

IO Interest Only

REIT Real Estate Investment Trust

STEP A bond that pays an initial coupon rate for the first period, and a higher coupon rate for the following periods.

(B) These securities are fair valued in good faith under procedures established by the Board of Trustees.

(F) All or a portion of this position represents unfunded loan commitment.

(H) Issuer has filed for protection under the Federal Bankruptcy code or is in default of interest payment.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of May 31, 2009.

(P) Variable rate obligation. The coupon rate shown represents the rate at end of period.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $151,155,765 or 25.730% of the Fund’s net assets as of May 31, 2009.

(T) Represents investment of securities lending collateral.

(U) Variable rate preferred.

(W) Issuer is an affiliate of John Hancock Advisers, LLC or the Fund owns 5% or more of the outstanding voting securities of the issuer.

(Y) Represents current yield as of May 31, 2009.

* A Stapled Unit is a security that combines the common shares and a fixed income component in a single security.

† At May 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $1,290,027,855.

Net unrealized depreciation aggregated $701,976,159, of which $23,400,717 related to appreciated investment securities and $725,376,876 related to depreciated investment securities.

See notes to financial statements

22	High Yield Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 5-31-09

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $1,285,684,220)
including $111,896 of securities loaned (Note 2)	$587,925,221
Investments in affiliated issuers, at value (Cost $126,475)	126,475

Total investments, at value (Cost $1,285,810,695)	588,051,696
Receivable for investments sold	232,023
Receivable for fund shares sold	2,938,123
Dividends and interest receivable	19,127,257
Receivable for security lending income	71
Receivable from affiliate	106,407
Other receivables and prepaid assets	24,850
Total assets	610,480,427

Liabilities

Due to custodian	2,787,650
Payable for investments purchased	4,279,510
Payable upon return of securities loaned (Note 2)	126,475
Payable for forward foreign currency exchange contracts (Note 3)	3,333,911
Payable for fund shares repurchased	1,664,320
Unrealized depreciation of swap contracts (Note 3)	13,254,151
Distributions payable	75,936
Payable to affiliates
Accounting and legal services fees	40,435
Transfer agent fees	117,993
Distribution and service fees	227,829
Trustees’ fees	99,988
Management fees	239,379
Other liabilities and accrued expenses	221,373

Total liabilities	26,468,950

Net assets

Capital paid-in	$1,639,789,614
Accumulated net investment income	21,200,271
Accumulated net realized loss on investments	(367,264,211)
Net unrealized depreciation on investments	(709,714,197)

Net assets	$584,011,477

Net asset value per share

Based on net asset value and shares outstanding — the Fund has an unlimited number of shares authorized with no par value.
Class A ($382,584,018 ÷ 155,579,840 shares)	$2.46
Class B ($70,547,587 ÷ 28,692,866 shares)[1]	$2.46
Class C ($120,136,161 ÷ 48,849,177 shares)[1]	$2.46
Class I ($10,743,711 ÷ 4,372,182 shares)	$2.46

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[2]	$2.58

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Annual report | High Yield Fund	23

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 5-31-09

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$85,752,760
Dividends	15,129,060
Income from affiliated issuers	36,218
Securities lending	24,272
Less foreign taxes withheld	(28,458)

Total investment income	100,913,852

Expenses

Investment management fees (Note 6)	3,616,078
Distribution and service fees (Note 6)	3,494,451
Transfer agent fees (Note 6)	1,328,443
Accounting and legal services fees (Note 6)	159,037
Trustees’ fees	52,230
Printing and postage fees (Note 6)	176,525
Custodian fees	179,575
Registration and filing fees	171,518
Proxy fees	169,090
Miscellaneous	124,432

Total expenses	9,471,379
Less expense reductions (Note 6)	(440)

Net expenses	9,470,939

Net investment income	91,442,913

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(84,758,267)
Swap contracts	(1,592,579)
Foreign currency transactions	6,620,809

(79,730,037)

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(370,338,086)
Swap contracts	(5,536,160)
Translation of assets and liabilities in foreign currencies	(2,212,930)

(378,087,176)

Net realized and unrealized loss	(457,817,213)

Decrease in net assets from operations	($366,374,300)

See notes to financial statements

24	High Yield Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	5-31-09	5-31-08

Increase (decrease) in net assets

From operations
Net investment income	$91,442,913	$93,578,511
Net realized gain (loss)	(79,730,037)	32,732,428
Change in net unrealized appreciation (depreciation)	(378,087,176)	(353,108,220)
Decrease in net assets resulting from operations	(366,374,300)	(226,797,281)
Distributions to shareholders
From net investment income
Class A	(66,589,900)	(62,398,900)
Class B	(12,928,063)	(13,142,953)
Class C	(19,444,294)	(16,749,976)
Class I	(690,656)	(103,146)

Total distributions	(99,652,913)	(92,394,975)

From Fund share transactions (Note 7)	(128,957,539)	68,492,877

Total decrease	(594,984,752)	(250,699,379)

Net assets

Beginning of year	1,178,996,229	1,429,695,608

End of year	$584,011,477	$1,178,996,229

Accumulated net investment income	$21,200,271	$4,747,303

See notes to financial statements

Annual report | High Yield Fund	25

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	5-31-09	5-31-08	5-31-07	5-31-06	5-31-05[1]

Per share operating performance

Net asset value, beginning of year	$4.54	$5.74	$5.20	$5.05	$5.05
Net investment income[2]	0.41	0.38	0.44	0.42	0.38
Net realized and unrealized gain (loss)
on investments	(2.05)	(1.21)	0.59	0.15	0.02
Total from investment operations	(1.64)	(0.83)	1.03	0.57	0.40
Less distributions
From net investment income	(0.44)	(0.37)	(0.49)	(0.42)	(0.40)
Total distributions	(0.44)	(0.37)	(0.49)	(0.42)	(0.40)
Net asset value, end of year	$2.46	$4.54	$5.74	$5.20	$5.05
Total return (%)[3]	(35.84)	(15.07)	20.65	11.63	8.09

Ratios and supplemental data

Net assets, end of year (in millions)	$383	$772	$901	$469	$347
Ratios (as a percentage of average net assets):
Expenses before reductions	1.11[4]	0.95	0.93	1.01	1.00
Expenses net of all fee waivers	1.11[4]	0.95	0.93	1.01	1.00
Expenses net of all fee waivers and credits	1.11[4]	0.95	0.93	1.01	1.00
Net investment income	13.40	7.12	8.12	8.09	7.49
Portfolio turnover (%)	55	55	47	47[5]	30

1 Audited by previous Independent Registered Public Accounting Firm.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.02%.

5 Excludes merger activity.

CLASS B SHARES Period ended	5-31-09	05-31-08	5-31-07	5-31-06	5-31-05[1]

Per share operating performance

Net asset value, beginning of year	$4.54	$5.74	$5.20	$5.05	$5.05
Net investment income[2]	0.39	0.34	0.41	0.38	0.34
Net realized and unrealized gain (loss)
on investments	(2.06)	(1.21)	0.58	0.15	0.02
Total from investment operations	(1.67)	(0.87)	0.99	0.53	0.36
Less distributions
From net investment income	(0.41)	(0.33)	(0.45)	(0.38)	(0.36)
Total distributions	(0.41)	(0.33)	(0.45)	(0.38)	(0.36)
Net asset value, end of year	$2.46	$4.54	$5.74	$5.20	$5.05
Total return (%)[3]	(36.32)	(15.72)	19.77	10.83	7.30

Ratios and supplemental data

Net assets, end of year (in millions)	$71	$161	$258	$281	$385
Ratios (as a percentage of average net assets):
Expenses before reductions	1.86[4]	1.70	1.68	1.74	1.74
Expenses net of all fee waivers	1.86[4]	1.70	1.68	1.74	1.74
Expenses net of all fee waivers and credits	1.86[4]	1.70	1.68	1.74	1.74
Net investment income	12.71	6.33	7.54	7.36	6.78
Portfolio turnover (%)	55	55	47	47[5]	30

1 Audited by previous Independent Registered Public Accounting Firm.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.02%.

5 Excludes merger activity.

See notes to financial statements

26	High Yield Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

CLASS C SHARES Period ended	5-31-09	5-31-08	5-31-07	5-31-06	5-31-05[1]

Per share operating performance

Net asset value, beginning of year	$4.54	$5.74	$5.20	$5.05	$5.05
Net investment income[2]	0.38	0.34	0.40	0.38	0.34
Net realized and unrealized gain (loss)
on investments	(2.05)	(1.21)	0.59	0.15	0.02
Total from investment operations	(1.67)	(0.87)	0.99	0.53	0.36
Less distributions
From net investment income	(0.41)	(0.33)	(0.45)	(0.38)	(0.36)
Total distributions	(0.41)	(0.33)	(0.45)	(0.38)	(0.36)
Net asset value, beginning of year	$2.46	$4.54	$5.74	$5.20	$5.05
Total return (%)[3]	(36.32)	(15.72)	19.76	10.81	7.29

Ratios and supplemental data

Net assets, end of year (in millions)	$120	$244	$271	$124	$131
Ratios (as a percentage of average net assets):
Expenses before reductions	1.86[4]	1.70	1.68	1.76	1.75
Expenses net of all fee waivers	1.86[4]	1.70	1.68	1.76	1.75
Expenses net of all fee waivers and credits	1.86[4]	1.70	1.68	1.76	1.75
Net investment income	12.59	6.39	7.32	7.34	6.74
Portfolio turnover (%)	55	55	47	47[5]	30

1 Audited by previous Independent Registered Public Accounting Firm.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.02%.

5 Excludes merger activity.

CLASS I SHARES Period ended	5-31-09	5-31-08[1]

Per share operating performance

Net asset value, beginning of year	$4.54	$5.42
Net investment income[2]	0.31	0.31
Net realized and unrealized loss on investments	(1.94)	(0.91)
Total from investment operations	(1.63)	(0.60)
Less distributions
From net investment income	(0.45)	(0.28)
Total distributions	(0.45)	(0.28)
Net asset value, end of year	$2.46	$4.54
Total return (%)[3]	(35.63)	(11.40)[4]

Ratios and supplemental data

Net assets, end of year (in millions)	$11	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.87[5]	0.70[6]
Expenses net of all fee waivers	0.87[5]	0.70[6]
Expenses net of all fee waivers and credits	0.87[5]	0.70[6]
Net investment income	12.00	8.06[6]
Portfolio turnover (%)	55	55

1 Beginning of operations from 8-27-07 to 5-31-08.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Not annualized.

5 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.02%.

6 Annualized.

See notes to financial statements

Annual report | High Yield Fund	27

Notes to financial statements

Note 1
Organization

John Hancock High Yield Fund (the Fund) is a diversified series of John Hancock Bond Trust, an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek high level of current income. Capital appreciation is a secondary goal.

The Board of Trustees has authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. Class A, Class B and Class C shares are open to all retail investors. Class I shares are offered without any sales charge to various institutional and certain individual investors. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data as well as broker quotes. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued as described below. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. John Hancock Collateral Investment Trust (JHCIT), an affiliated registered investment company managed by John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), is valued at its net asset value each business day. JHCIT is a floating rate fund investing in high quality money market instruments.

The Fund held securities that are valued on the basis of a price provided by a single pricing source, including broker-dealers from whom the security was purchased. The risk associated with single sourced prices is that when markets are less liquid, the price realized upon sale may be different than the price to value the security and the difference could be material to the fund. The percentage of single source only securities held by the Fund at May 31, 2009 amounted to 9% of net assets.

28	High Yield Fund | Annual report

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic and market conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2009:

	INVESTMENTS IN	OTHER FINANCIAL
VALUATION INPUTS	SECURITIES	INSTRUMENTS*

Level 1 — Quoted Prices	$79,259,420	—

Level 2 — Other Significant Observable Inputs	441,302,060	($16,588,062)

Level 3 — Significant Unobservable Inputs	67,490,216	—
Total	$588,051,696	($16,588,062)

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, options and swap contracts, which are stated at market value.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	INVESTMENTS IN	OTHER FINANCIAL
	SECURITIES	INSTRUMENTS

Balance as of May 31, 2008	$149,899,329	—

Accrued discounts/premiums	2,897,816	—

Realized gain (loss)	(16,445,018)	—

Change in unrealized appreciation (depreciation)	(75,727,347)	—

Net purchases (sales)	(17,543,783)	—

Transfers in and/or out of Level 3	24,409,219	—
Balance as of May 31, 2009	$67,490,216	—

Annual report | High Yield Fund	29

Security transactions and related
investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Discounts/premiums are accreted/amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. The Fund uses identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 102% of the market value of the loaned securities for U.S. equity and corporate securities and 105% for foreign equity and corporate securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in JHCIT. The Fund may receive compensation for lending its securities either in the form of fees and/ or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

Line of credit

The Fund and other affiliated funds have entered into an agreement which enables it to participate in a $150 million unsecured committed line of credit with State Street Corporation (the Custodian). The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a prorated basis based on average net assets. The average daily loan balance during the period for which loans were outstanding amounted to $4,151,235 and the weighted average interest rate was 2.5139%. Interest expense includes $93,923 paid under the line of credit.

Pursuant to the custodian agreement, the Custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the Custodian for any overdraft, including any costs or expenses associated with the overdraft. The Custodian has a lien, security interest or security entitlement in any Fund property, to the maximum extent permitted by law to the extent of any overdraft.

Loan participations and assignments

A Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by a Fund to receive scheduled interest or principal payments on a loan or a loan participation, because of a default, bankruptcy or any other reason, would adversely affect the income of a Fund and would likely reduce the value of its assets.

30	High Yield Fund | Annual report

Even with secured loans, there is no assurance that the collateral securing the loan will be sufficient to protect a Fund against losses in value or a decline in income in the event of a borrower’s non-payment of principal or interest and, in the event of a bankruptcy of a borrower, a Fund could experience delays or limitations in its ability to realize the benefits of any collateral securing the loan. Furthermore, the value of any such collateral may decline and may be difficult to liquidate. Because a significant percent of loans and loan participations are not generally rated by independent credit rating agencies, a decision by a Fund to invest in a particular loan or loan participation could depend exclusively on the subadviser’s credit analysis of the borrower and, in the case of a loan participation, the intermediary. A Fund may have limited rights to enforce the terms of an underlying loan. Fees associated with loan amendments are recorded when they are received by the Fund. At period end, the total principal amount and market value of unfunded commitments totaled $3,210,393 and $3,146,185, which could be extended at the option of the borrower and which are covered by sufficient cash and/or liquid securities held by a Fund.

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at a custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Expenses

The majority of expenses are directly identifi-able to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Foreign currency translation

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

The Fund may be subject to capital gains and repatriation taxes imposed by certain

Annual report | High Yield Fund	31

countries in which it invests. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Stripped securities

Stripped mortgage backed securities are financial instruments that derive their value from other instruments so that one class receives all of the principal from the underlying mortgage assets PO (principal only), while the other class receives the interest cash flows IO (interest only). Both the PO and IO investments represents an interest in the cash flows of an underlying stripped mortgaged backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in an interest only security. The market value of these securities can be extremely volatile in response to changes in interest rates. Credit risk reflects the risk that the Funds may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligation.

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has $261,712,499 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, it will reduce the amount of capital gain distribution to be paid. The loss carryforward expires as follows: May 31, 2010 — $109,262,745, May 31, 2011 — $49,238,057, May 31, 2012 —$32,389,010, May 31, 2013 — $16,601,696, May 31, 2014 — $49,081,713 and May 31, 2017 — $5,139,278.

Net capital losses of $101,333,964 that are attributable to security transactions  incurred after October 31, 2008, are treated as arising on June 1, 2009, the first day of the Fund’s next taxable year.

As of May 31, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended May 31, 2009 remains subject to examination by the Internal Revenue Service.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date.

The Fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed annually. During the year ended May 31, 2009, the tax character of distributions paid was as follows: ordinary income $99,652,913. During the year ended May 31, 2008, the tax character of distributions paid was as follows: ordinary income $92,394,975. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of May 31, 2009, the components of distributable earnings on a tax basis included $9,363,289 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Permanent book-tax differences are primarily attributable to foreign currency transactions, amortization

32	High Yield Fund | Annual report

and accretion of debt securities, defaulted bonds and derivative transactions.

Note 3
Financial instruments

The Fund has adopted the provisions of Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). This new standard requires the Fund to disclose information to assist investors in understanding how the Fund uses derivative instruments, how derivative instruments are accounted for under Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities (FAS 133) and how derivative instruments affect the Fund’s financial position, results of operations and Statements of Changes in net assets. This disclosure for the year ended May 31, 2009 is presented in accordance with FAS 161 and is included as part of the Notes to the Financial Statements.

Options

The Fund may purchase and sell put and call options on securities, securities indices, currencies and futures contracts. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. The Fund may use options to manage against possible changes in the market value of the Fund’s assets, mitigate exposure to fluctuations in currency values or interest rates, or protect the Fund’s unrealized gains. In addition, the Fund may use options to facilitate Fund investment transactions by protecting the Fund against a change in the market price of the investment, enhance potential gains, or as a substitute for the purchase or sale of securities or currency.

Options listed on an exchange, if no closing price is available, are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Using an independent pricing source, options not listed on an exchange are valued at the mean between the last bid and ask prices.

When the Fund purchases an option, the premium paid by the Fund is included in the Schedule of Investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the Fund realizes a loss equal to the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid.

Writing puts and buying calls may increase the Fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to such changes. Losses may arise when buying and selling options if there is an illiquid secondary market for the options, which may cause a party to receive less than would be received in a liquid market, or if the counterparties do not perform under the terms of the options.

During the year ended May 31, 2009, the Fund used purchased options to enhance potential gain. Notional amounts of purchased options held at May 31, 2009 are representative of the activity during the period. Purchased options held by the Fund at May 31, 2009 are detailed in the Schedule of Investments.

Swap contracts

The Fund may enter interest rate, credit default, cross-currency, and other forms of swaps to manage its exposure to credit, currency and interest rate risks, to gain exposure in lieu of buying in the physical market, or to enhance income. Swaps are privately negotiated agreements between counterparties to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. In connection with these agreements, the Fund will hold cash and/or liquid securities equal to the net amount of the Fund’s exposure, in order to satisfy the Fund’s obligations in the event of default or bankruptcy/insolvency.

Annual report | High Yield Fund	33

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available, and the change in value, if any, is recorded as unrealized appreciation/depreciation on the Fund’s Statement of Assets and Liabilities. If market quotations are not readily available or not deemed reliable, certain swaps may be fair valued in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Upfront payments made/received by the Fund represent payments to compensate for differences between the stated terms of the swap and prevailing market conditions, including credit spreads, currency exchange rates, interest rates and other relevant factors. These payments are amortized or accreted for financial reporting purposes, with the un-amortized/ un-accreted portion included in the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gains or losses on the Statement of Operations.

Entering into swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that a counterparty may default on its obligation under the swap or disagree as to the meaning of the swap’s terms, and that there may be unfavorable interest rate changes. The Fund may also suffer losses if it is unable to terminate outstanding swaps or reduce its exposure through offsetting transactions.

The Fund is a party to International Swap Dealers Association, Inc., Master Agreements (“ISDA Master Agreements”) with select counterparties that govern over the counter derivative transactions, which may include foreign exchange derivative transactions, entered into by the Fund and those counterparties. The ISDA Master Agreements typically include standard representations and warranties, as well as a Credit Support Annex (“CSA”) that accompanies a schedule to ISDA master agreements provisions outlining the general obligations of the Fund and counterparties relating to events of default, termination events and other standard provisions. Termination events may include a decline in the Fund’s net asset value below a certain point over a certain period of time that is specified in the Schedule to the ISDA Master Agreement; such an event may entitle the counterparty to elect to terminate early and calculate damages based on that termination, with respect to some or all outstanding transactions under the applicable damage calculation provisions of the ISDA Master Agreement. An election by one or more counterparties to terminate ISDA Master Agreements could have a material impact in the financial statements of the Fund.

Interest rate swap agreements

Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net receivable or payable under the swap contracts on a periodic basis.

The Fund had no outstanding Interest Rate Swaps on May 31, 2009. During the period ended May 31, 2009, the Fund used interest rate swaps to hedge against anticipated interest rate changes.

Credit default swap agreements

Credit default swaps (CDS) involve the exchange of a fixed-rate premium (paid by the “Buyer”) for protection against the loss in value of an underlying debt instrument, reference entity or index, in the event of a defined credit event (such as default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the “Seller”), receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return, the Seller agrees to remedies that are specified within the credit default agreement and are dependent on the referenced obligation, entity or credit index. The Fund may enter into CDS in which the Fund may act as the Buyer or Seller. By acting as the Seller, in circumstances in which the Fund does not hold offsetting cash equivalent

34	High Yield Fund | Annual report

positions equaling the notional amount of the swap, the Fund effectively incurs economic leverage because it would be obligated to pay the Buyer such notional amount in the event of a default. The amount of loss in such case would be reduced by any recovery value on the underlying credit.

If the Fund is the Seller and a credit event occurs, the Fund will either pay to the Buyer the notional amount of the swap and take delivery of the reference obligation, other deliverable obligations, or securities comprising the reference index, or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or securities comprising the referenced index. If the Fund is the Buyer and a credit event occurs, the Fund will either receive an amount equal to the notional amount of the swap and deliver the reference obligation, other deliverable obligations, or securities comprising the referenced index, or receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers, considering either industry standard recovery rates or entity specific factors and considerations, until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

CDS on corporate issues, sovereign issues of an emerging country and asset-backed securities, involve the Buyer making a stream of payments to the Seller in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs on corporate issues, or sovereign issues of an emerging country and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific reference obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the Buyer’s right to choose the deliverable obligation with the lowest value following a credit event). Deliverable obligations on CDS on asset-backed securities would be limited to the specific reference obligation, as performance for asset-backed securities can vary. Prepayments, principal paydowns and other write down or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the reference obligation. These reductions may be temporary or permanent. The Fund may use CDS on these types of securities to provide a measure of protection against the issuer’s default, or to take an active long or short position with respect to the likelihood of default.

Implied credit spreads, represented in absolute terms, are utilized in determining the market value of CDS agreements on corporate issues or sovereign issues of an emerging country as of period end, and are disclosed in the table below. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as the Seller could be required to make under a CDS agreement, would be an amount equal to the notional amount of the agreement. Notional amounts of all CDS agreements outstanding as of May 31, 2009, for which the Fund is the Seller, are disclosed in the footnotes to the tables below. These potential amounts would be partially offset by any recovery values of the respective reference obligations, upfront payments received, or net amounts received from the settlement of buy protection CDS agreements entered into by the Fund for the same reference entity or entities.

Annual report | High Yield Fund	35

During the year ended May 31, 2009, the Fund held CDS on certain securities to take a long position in the exposure to the reference credit and enhance potential gain. The following summarizes the contracts that the Fund held as a Seller as of May 31, 2009:

							UNAMOR-
		IMPLIED	NOTIONAL				TIZED UPFRONT	UNREALIZED
		CREDIT	AMOUNT/				PAYMENT	APPRECIATION
	REFERENCE	SPREAD AT	EXPOSURE	CUR-	(PAY)/RECEIVE	MATURITY	PAID	(DEPRECI-
COUNTERPARTY	OBLIGATION	5-31-09	PURCHASED	RENCY	FIXED RATE	DATE	(RECEIVED)	ATION)	MARKET VALUE

Lehman
Brothers
Special
Financing	AMR Corp.	21.97%	2,000,000	USD	5.000%	Mar 2013	($264,224)	($478,068)	($742,292)

Morgan
Stanley Capital
Services Inc.	AMR Corp.	24.01%	3,000,000	USD	5.000%	Sep 2010	(602,111)	22,535	(579,576)

Morgan
Stanley Capital
Services Inc.	AMR Corp.	24.01%	3,000,000	USD	5.000%	Sep 2010	(619,286)	39,711	(579,575)

Morgan
Stanley Capital
Services Inc.	AMR Corp.	24.01%	5,000,000	USD	5.000%	Sep 2010	(917,194)	(48,766)	(965,960)

Morgan
Stanley Capital
Services Inc.	AMR Corp.	21.40%	3,000,000	USD	6.600%	Sep 2012	—	(895,910)	(895,910)

	Texas
Morgan	Competitive
Stanley Capital	Electric
Services Inc.	Holdings Co.	19.74%	10,000,000	USD	4.600%	Jun 2013	—	(3,479,939)	(3,479,939)

	Texas
Morgan	Competitive
Stanley Capital	Electric
Services Inc.	Holdings Co.	19.54%	5,000,000	USD	5.850%	Jun 2013	—	(1,563,967)	(1,563,967)

Morgan
Stanley Capital	Delta Airlines,
Services Inc.	Inc	25.71%	5,000,000	USD	5.000%	Sep 2013	(1,022,676)	(1,200,790)	(2,223,466)

Morgan
Stanley Capital	Delta Airlines,
Services Inc.	Inc	25.71%	5,000,000	USD	5.000%	Sep 2013	(1,147,293)	(1,076,173)	(2,223,466)

			41,000,000	USD			($4,572,784)	($8,681,367)	($13,254,151)

CDS notional amounts at the year ended May 31, 2009 (in USD) are representative of the activity during this period.

Forward foreign currency contracts

The Fund may enter into foreign currency contracts to manage foreign currency exposure with respect to transaction hedging, position hedging, cross hedging and proxy hedging. In addition, the Fund may enter into forward foreign currency contracts as a part of an investment strategy, in order to gain exposure to a currency, or to shift exposure to foreign currency fluctuation from one currency to another, without purchasing securities denominated in that currency.

Transaction hedging involves entering into a forward currency transaction which generally arises in connection with the purchase or sale of an investment or receipt of income. Position hedging involves entering into a currency transaction with respect to the Fund’s securities denominated or generally quoted in

36	High Yield Fund | Annual report

a specific currency. The Fund utilizes currency cross hedging by entering into transactions to purchase or sell one or more currencies that are expected to increase or decline in value relative to other currencies to which the Fund has or expects to have an exposure. The Fund may engage in proxy hedging in order to reduce the effect of currency fluctuations on the value of existing or anticipated holdings of its portfolio securities. Proxy hedging is often used when it is generally difficult to hedge a currency to which the Fund is exposed against the dollar. Proxy hedging entails entering into a forward contract to sell a currency, the changes in the value of which are generally considered to be linked to a currency or currencies in which some of the Fund’s securities are (or are expected to be) denominated, and to buy dollars. The amount of the contract would not exceed the market value of the Fund’s portfolio securities denominated in linked currencies.

A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. The Fund could be exposed to risk if the value of the currency changes in relation to the U.S. dollar. The investment in a particular transaction may be affected unfavorably by factors that affect the subject currencies, including economic, political and legal developments and exchange control regulations that impact the applicable currencies.

Additionally, the Fund could be exposed to counterparty risk if counterparties are unable to meet the terms of the contracts. If a counterparty defaults, the fund will have contractual remedies, however, there is no assurance that the counterparty will be able to meet their obligations or that the fund will succeed in pursuing contractual remedies. Thus, the Fund assumes the risk that it may be delayed or prevented from obtaining payments owed to it pursuant these transactions.

During the year ended May 31, 2009, the Fund used foreign currency exchange contracts to hedge against anticipated currency exchange rates and to maintain the liquidity and diversity of the portfolio. The following summarizes the foreign currency exchange contracts held as of May 31, 2009:

	PRINCIPAL	PRINCIPAL
	AMOUNT	AMOUNT		UNREALIZED
	COVERED BY	COVERED BY	SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	CONTRACT (USD)	DATE	(DEPRECIATION)

Sells

Australian Dollar	4,417,000	3,016,811	June 2009	($513,426)

Canadian Dollar	20,000,000	16,138,143	June 2009	(2,185,152)

Euro Currency	4,630,000	6,278,280	June 2009	(265,679)

Pound Sterling	2,150,000	3,105,030	June 2009	(369,654)

				($3,333,911)

Foreign forward currency exchange contract principal amounts covered by contract (USD) (notional amounts) at the year ended May 31, 2009 are representative of the activity during this period.

Annual report | High Yield Fund	37

Fair value of derivative instruments by risk category

The table below summarizes the fair values of derivatives held by the Fund at May 31, 2009 by risk category:

DERIVATIVES NOT ACCOUNTED FOR	STATEMENT OF ASSETS	FINANCIAL	ASSET	LIABILITY
AS HEDGING INSTRUMENTS UNDER	AND LIABILITIES	INSTRUMENTS	DERIVATIVES FAIR	DERIVATIVES
FAS 133	LOCATION	LOCATION	VALUE	FAIR VALUE

Foreign exchange contracts	Payable for	Foreign forward	—	($3,333,911)
	forward foreign	currency
	currency exchange	contracts
	contracts
Credit Contracts	Unrealized depre-	Credit default	—	(13,254,151)
	ciation of swap	swaps
	contracts
Equity Contracts	Investments in	Options	$577,308	—
	unaffiliated
	issuers, at value*

Total			$577,308	($16,588,062)

* Purchased options are included in the Fund’s Investments

Effect of derivative instruments on the Statement of Operations

The table below summarizes the realized gain (loss) recognized in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category for the year ended May 31, 2009:

DERIVATIVES NOT ACCOUNTED
FOR AS HEDGING INSTRUMENTS		FORWARD FOREIGN
UNDER FAS 133	SWAPS	CURRENCY CONTRACTS	TOTAL

Statement of Operations
location — Net realized gain		Foreign currency
(loss) on	Swap contracts	transactions
Interest rate contracts	$600,409	—	$600,409
Foreign exchange contracts	—	$6,806,060	6,806,060
Credit Contracts	(2,192,988)	—	(2,192,988)
Equity Contracts	—	—	—
Total	($1,592,579)	$6,806,060	$5,213,481

The table below summarizes the change in unrealized appreciation (depreciation) recognized in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category for the year ended May 31, 2009:

DERIVATIVES NOT ACCOUNTED			FORWARD FOREIGN
FOR AS HEDGING INSTRUMENTS	PURCHASED		CURRENCY
UNDER FAS 133	OPTIONS	SWAPS	CONTRACTS	TOTAL

			Translation
Statement of Operations	Investments		of assets
location — Change in	in		and liabilities
unrealized appreciation	unaffiliated		in foreign
(depreciation) on	issuers	Swap contracts	currencies
Interest rate contracts	—	($613,984)	—	($613,984)
Foreign exchange contracts	—	—	($2,224,595)	(2,224,595)
Credit Contracts	—	(4,602,176)	—	(4,602,176)
Equity Contracts	($7,327,977)	—	—	(7,327,977)
Total	($7,327,977)	($5,216,160)	($2,224,595)	($14,768,732)

38	High Yield Fund | Annual report

Note 4
Risk and uncertainties

Derivatives and counterparty risk

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivative instruments expose the Fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the Fund will succeed in enforcing them.

Fixed income risk

Fixed income securities are subject to credit and interest rate risk and involve some risk of default in connection with principal and interest payments.

Investing in high yield securities

Investing in high yield securities may involve greater risks and considerations not typically associated with investing in U.S. government bonds and other high quality fixed-income securities. These securities are non-investment grade securities, often referred to as “junk bonds.” Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high yield securities may be less liquid due to the extent that there is no established retail secondary market and because of a decline in the value of such securities. The Fund may not be able to sell bonds at desired prices and that large purchases or sales of certain high-yield bond issues may cause substantial fluctuations in share price, yield and total return.

Mortgage security risk

The Fund may invest a portion of its assets in issuers and/or securities of issuers that hold mortgage securities, including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/ or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Decreases in interest rates may cause prepayments on underlying mortgages to an IO security to accelerate resulting in a lower than anticipated yield and increases the risk of loss on the IO investment.

Note 5
Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 6
Management fee and transactions
with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.625% of the first $75,000,000 of the Fund’s average daily net asset value, (b) 0.5625% of the next $75,000,000, (c) 0.50% of the next $2,350,000,000, (d) 0.475% of the next $2,500,000,000 and (e) 0.45% of the Fund’s average daily net asset value in excess of $5,000,000,000. The Adviser has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of subadvisory fees.

The investment management fees incurred for the year ended May 31, 2009, were equivalent to an annual effective rate of 0.52% of the Fund’s average daily net asset value.

Annual report | High Yield Fund	39

Pursuant to the Advisory Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each class at the time the expense was incurred.

The Fund administration fees incurred for the year ended May 31, 2009, were equivalent to an annual effective rate of 0.02% of the Fund’s average daily net assets.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C shares, pursuant to Rule 12b-1 under the 1940 Act, to pay JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C shares, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the year ended May 31, 2009, JH Funds received net up-front sales charges of $1,180,845 with regard to sales of Class A shares. Of this amount, $137,194 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $1,029,266 was paid as sales commissions to unrelated broker-dealers and $14,385 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended May 31, 2009, CDSCs received by JH Funds amounted to $343,053 for Class B shares and $58,096 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.015%, for Classes A, B, C, and I, respectively, of each class’s average daily net assets.

• All classes pay a monthly fee based on an annual rate of $17.50 per shareholder account.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

The Fund receives earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the year ended May 31, 2009, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $440 for transfer agent credits earned.

40	High Yield Fund | Annual report

Class level expenses for the year ended May 31,
2009 were as follows:

	Distribution and	Transfer
Share class	service fees	agent fees

Class A	$1,142,585	$867,593
Class B	938,672	180,349
Class C	1,413,194	273,795
Class I	—	6,706
Total	$3,494,451	$1,328,443

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affili-ates. Mr. John G. Vrysen is a Board member of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 7
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the years ended May 31, 2009 and May 31, 2008, along with the corresponding dollar value.

	Year ended 5-31-09		Year ended 5-31-08
	Shares	Amount	Shares	Amount
Class A shares

Sold	74,249,455	$191,833,133	103,333,106	$546,277,701
Distributions reinvested	15,899,152	42,138,546	7,648,197	39,133,617
Repurchased	(104,662,484)	(317,263,464)	(97,992,782)	(507,293,219)
Net decrease	(14,513,877)	($83,291,785)	12,988,521	$78,118,099

Class B shares

Sold	5,239,815	$13,344,849	6,604,476	$34,876,827
Distributions reinvested	2,193,540	5,806,635	1,128,847	5,808,993
Repurchased	(14,181,304)	(43,737,570)	(17,207,472)	(89,630,605)
Net decrease	(6,747,949)	($24,586,086)	(9,474,149)	($48,944,785)

Class C shares

Sold	24,451,995	$59,688,628	23,735,712	$123,863,018
Distributions reinvested	4,254,738	11,188,400	1,860,258	9,478,230
Repurchased	(33,651,573)	(101,349,292)	(18,947,880)	(96,935,646)
Net increase (decrease)	(4,944,840)	($30,472,264)	6,648,090	$36,405,602

Class I shares[1]

Sold	4,306,481	$10,571,764	1,167,641	$6,140,356
Distributions reinvested	200,836	496,407	15,841	77,938
Repurchased	(668,655)	(1,675,575)	(649,962)	(3,304,333)
Net increase	3,838,662	$9,392,596	533,520	$2,913,961

Net increase (decrease)	(22,368,004)	($128,957,539)	10,695,982	$68,492,877

1 Beginning of operations from 8-27-07 to 5-31-08.

Annual report | High Yield Fund	41

Note 8
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended May 31, 2009, aggregated $378,330,991 and $518,414,662, respectively.

42	High Yield Fund | Annual report

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of John Hancock High Yield Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock High Yield Fund (the “Fund”) at May 31, 2009, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assur¬ance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2009 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before May 31, 2005 were audited by another independent registered public accounting firm, whose report expressed an unqualified opinion thereon.

PricewaterhouseCoopers LLP
Boston, Massachusetts
July 23, 2009

Annual report | High Yield Fund	43

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended May 31, 2009.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended May 31, 2009, 13.78% of the dividends qualifies for the corporate dividends-received deduction.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2009.

Shareholders will be mailed a 2009 U.S. Treasury Department Form 1099-DIV in January 2010. This will reflect the total of all distributions that are taxable for calendar year 2009.

44	High Yield Fund | Annual report

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock
High Yield Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Bond Trust (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock High Yield Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 5–6 and June 9–10, 2008, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. This information included:

(i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group). The funds within each Category and Peer Group were selected by Morningstar Inc. (Morningstar), an independent provider of investment company data. Data covered a range of periods ended December 31, 2007,

(ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group,

(iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser,

(iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund,

(v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale,

(vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department,

(vii) the background and experience of senior management and investment professionals, and

(viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The Board principally considered data on performance and other information provided by Morningstar as of December 31, 2007. The Board also considered updated performance information provided to it by the Adviser or Subadviser at its May and June 2008 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Annual report | High Yield Fund	45

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2007. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s Peer Group and benchmark index. The Board reviewed with representatives of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board also noted that the Fund’s performance for the 1-year period was lower than the median performance of the Peer Group and Category, and its benchmark index, the Merrill Lynch US High-Yield Master II Index. The Board viewed favorably that the Fund’s performance for the 3-, 5- and 10- year periods was higher than the median performance of the Peer Group and Category, and its benchmark index.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory Agreement Rate was lower than the median rate of the Peer Group and Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Expense Ratio). The Board noted that, unlike the Fund, several funds in the Peer Group employed fee waivers or reimbursements. The Board received and considered information comparing the Expense Ratio of the Fund to that of the Peer Group and Category medians before the application of fee waivers and reimbursements (Gross Expense Ratio) and after the application of such waivers and reimbursement (Net Expense Ratio). The Board noted that the Fund’s Gross Expense Ratio and Net Expense Ratio were lower than the Category and Peer Group medians.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment sub-advisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

46	High Yield Fund | Annual report

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates, including the Subadviser, as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

Board Consideration of Amendments to Investment Advisory Agreement

In approving the proposed new form of Advisory Agreement at the December 8–9, 2008 meeting (which is subject to shareholder approval), the Board determined that it was

Annual report | High Yield Fund	47

appropriate to rely upon its recent consideration at its June 10, 2008 meeting of such factors as: fund performance; the realization of economies of scale; profitability of the Advisory Agreement to the Adviser; and comparative advisory fee rates (as well as its conclusions with respect to those factors). The Board noted that it had, at the June 10, 2008 meeting, concluded that these factors, taken as a whole, supported the continuation of the Advisory Agreement. The Board, at the December 8–9, 2008 meeting, revisited particular factors to the extent relevant to the proposed new form of Agreement. In particular, the Board noted the skill and competency of the Adviser in its past management of the Fund’s affairs and subadvisory relationships, the qualifications of the Adviser’s personnel who perform services for the Trust and the Fund, including those who served as officers of the Trust, and the high level and quality of services that the Adviser may reasonably be expected to continue to provide the Fund and concluded that the Adviser may reasonably be expected to perform its services ably under the proposed new form of Advisory Agreement. The Board also took into consideration the extensive analysis and effort undertaken by a working group comprised of a subset of the Board’s Independent Trustees, which met several times, both with management representatives and separately, prior to the Board’s December 8–9, 2008 meeting. The Board considered the differences between the current Advisory Agreement and proposed new form of Agreement, and agreed that the new Advisory Agreement structure would more clearly delineate the Adviser’s duties under the Agreement by separating the Adviser’s non-advisory functions from its advisory functions. The enhanced delineation is expected to facilitate oversight of the Adviser’s advisory and non-advisory activities without leading to any material increase in the Fund’s overall expense ratios.

48	High Yield Fund | Annual report

Special Shareholder Meeting (Unaudited)

On April 16, 2009, a Special Meeting of the Shareholders of John Hancock Bond Trust and its series, John Hancock High Yield Fund, was held at 601 Congress Street, Boston, Massachusetts for the purpose of considering and voting on the proposals listed below:

Proposal 1: Election of eleven Trustees as members of the Board of Trustees of John Hancock Bond Trust.

PROPOSAL 1 PASSED FOR ALL TRUSTEES ON APRIL 16, 2009.

1. Election of eleven Trustees as members of the Board of Trustees of each of the Trusts (all Trusts):

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

James R. Boyle
Affirmative	173,220,205.0627	59.522%	94.304%
Withhold	10,462,859.8443	3.595%	5.696%
TOTAL	183,683,064.9070	63.117%	100.000%

John G. Vrysen
Affirmative	173,358,109.1063	59.569%	94.379%
Withhold	10,324,955.8007	3.548%	5.621%
TOTAL	183,683,064.9070	63.117%	100.000%

James F. Carlin
Affirmative	173,287,041.7917	59.545%	94.340%
Withhold	10,396,023.1153	3.572%	5.660%
TOTAL	183,683,064.9070	63.117%	100.000%

William H. Cunningham
Affirmative	173,177,055.1846	59.507%	94.280%
Withhold	10,506,009.7224	3.610%	5.720%
TOTAL	183,683,064.9070	63.117%	100.000%

Deborah Jackson
Affirmative	173,333,269.2697	59.561%	94.365%
Withhold	10,349,795.6373	3.556%	5.635%
TOTAL	183,683,064.9070	63.117%	100.000%

Charles L. Ladner
Affirmative	173,240,086.5817	59.529%	94.315%
Withhold	10,442,978.3253	3.588%	5.685%
TOTAL	183,683,064.9070	63.117%	100.000%

Stanley Martin
Affirmative	173,353,950.7840	59.568%	94.377%
Withhold	10,329,114.1230	3.549%	5.623%
TOTAL	183,683,064.9070	63.117%	100.000%

Patti McGill Peterson
Affirmative	173,193,659.6203	59.513%	94.289%
Withhold	10,489,405.2867	3.604%	5.711%
TOTAL	183,683,064.9070	63.117%	100.000%

Annual report | High Yield Fund	49

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

John A. Moore
Affirmative	173,305,868.8020	59.551%	94.350%
Withhold	10,377,196.1050	3.566%	5.650%
TOTAL	183,683,064.9070	63.117%	100.000%

Steven R. Pruchansky
Affirmative	173,186,724.0267	59.510%	94.286%
Withhold	10,496,340.8803	3.607%	5.714%
TOTAL	183,683,064.9070	63.117%	100.000%

Gregory A. Russo
Affirmative	173,314,346.0379	59.554%	94.355%
Withhold	10,368,718.8691	3.563%	5.645%
TOTAL	183,683,064.9070	63.117%	100.000%

Proposal 6: To revise merger approval requirements for John Hancock Bond Trust.

PROPOSAL 6 PASSED ON APRIL 16, 2009.

6. Revision to merger approval requirements (all Trusts).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	126,903,239.0316	43.606%	69.088%
Against	7,716,647.1873	2.652%	4.201%
Abstain	9,762,680.6881	3.355%	5.315%
Broker Non-Vote	39,300,498.0000	13.504%	21.396%
TOTAL	183,683,064.9070	63.117%	100.000%

On May 5, 2009, an adjourned session of a Special Meeting of the Shareholders of John Hancock Bond Trust and its series, John Hancock High Yield Fund, held at 601 Congress Street, Boston, Massachusetts for the purpose of considering and voting on the proposals listed below:

Proposal 2: To approve a new form of Advisory Agreement between John Hancock Bond Trust and John Hancock Advisers, LLC.

PROPOSAL 2 PASSED ON MAY 5, 2009.

2. Approval of a new form of Advisory Agreement between each Trust and John Hancock Advisers, LLC (all Funds).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	101,406,004.2227	43.012%	68.489%
Against	5,223,157.9146	2.215%	3.528%
Abstain	6,999,495.5657	2.969%	4.727%
Broker Non-Votes	34,433,031.0000	14.605%	23.256%
TOTAL	148,061,688.7030	62.801%	100.000%

50	High Yield Fund | Annual report

Proposal 3: To approve the following changes to fundamental investment restrictions:

PROPOSALS 3A-3D AND 3F PASSED; 3E DID NOT PASS ON MAY 5, 2009. (No Quorum was achieved for 3E)

3. Approval of the following changes to fundamental investment restrictions (See Proxy Statement for Fund(s) voting on this Proposal):

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

3A. Revise: Concentration

Affirmative	100,348,165.6040	42.563%	67.775%
Against	5,950,757.0107	2.524%	4.019%
Abstain	7,329,730.0883	3.109%	4.950%
Broker Non-Votes	34,433,036.0000	14.605%	23.256%
TOTAL	148,061,688.7030	62.801%	100.000%

3B. Revise: Diversification

Affirmative	99,848,592.7870	42.352%	67.437%
Against	6,517,582.8696	2.764%	4.402%
Abstain	7,262,476.0464	3.080%	4.905%
Broker Non-Votes	34,433,037.0000	14.605%	23.256%
TOTAL	148,061,688.7030	62.801%	100.000%

3C. Revise: Underwriting

Affirmative	100,784,519.6826	42.748%	68.069%
Against	5,625,151.0970	2.386%	3.799%
Abstain	7,218,976.9234	3.062%	4.876%
Broker Non-Votes	34,433,041.0000	14.605%	23.256%
TOTAL	148,061,688.7030	62.801%	100.000%

3D. Revise: Real Estate

Affirmative	100,043,090.2103	42.434%	67.569%
Against	6,134,853.7240	2.602%	4.143%
Abstain	7,450,704.7687	3.160%	5.032%
Broker Non-Votes	34,433,040.0000	14.605%	23.256%
TOTAL	148,061,688.7030	62.801%	100.000%

3E. Revise: Loans

Affirmative	99,698,944.9262	42.288%	67.336%
Against	6,406,606.1803	2.717%	4.327%
Abstain	7,523,098.5965	3.191%	5.081%
Broker Non-Votes	34,433,039.0000	14.605%	23.256%
TOTAL	148,061,688.7030	62.801%	100.000%

3F. Revise: Senior Securities

Affirmative	100,371,668.4756	42.573%	67.790%
Against	5,882,494.2148	2.495%	3.973%
Abstain	7,374,488.0126	3.128%	4.981%
Broker Non-Votes	34,433,038.0000	14.605%	23.256%
TOTAL	148,061,688.7030	62.801%	100.000%

Annual report | High Yield Fund	51

Proposal 4: To approve amendments changing Rule 12b-1 Plans for certain classes of the Fund from “reimbursement” to compensation plans.

PROPOSAL 4 PASSED FOR CLASSES A AND C ONLY ON MAY 5, 2009. (There was no Quorum for Class B).

Class A

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans (All Fund Classes except Class I).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	64,653,098.1038	41.839%	65.633%
Against	4,864,032.1953	3.148%	4.938%
Abstain	5,460,935.7129	3.534%	5.544%
Broker Non-Votes	23,528,016.0000	15.226%	23.885%
TOTAL	98,506,082.0120	63.747%	100.000%

Class B

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans (All Fund Classes except Class I).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	12,990,596.3917	44.396%	67.480%
Against	850,397.7998	2.906%	4.417%
Abstain	924,914.3365	3.161%	4.804%
Broker Non-Votes	4,485,287.0000	15.328%	23.299%
TOTAL	19,251,195.5280	65.791%	100.000%

Class C

4. Approval of amendments changing Rule 12b-1 Plans for certain classes of the Funds from “reimbursement” to “compensation” Plans (All Fund Classes except Class I).

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	20,060,644.6073	39.560%	68.112%
Against	1,635,337.7910	3.225%	5.552%
Abstain	1,387,158.7857	2.735%	4.710%
Broker Non-Votes	6,369,583.0000	12.561%	21.626%
TOTAL	29,452,724.1840	58.081%	100.000%

Proposal 5: To adopt a manager of manager structure.

PROPOSAL 5 DID NOT PASS ON MAY 5, 2009.

5. Proposal adopting a manager of manager structure.

		% of Outstanding	% of Shares
	No. of Shares	Shares	Present

Affirmative	98,059,752.0803	41.593%	66.229%
Against	8,424,277.0712	3.573%	5.690%
Abstain	7,144,625.5515	3.030%	4.825%
Broker Non-Votes	34,433,034.0000	14.605%	23.256%
TOTAL	148,061,688.7030	62.801%	100.000%

52	High Yield Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees
Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

Patti McGill Peterson, Born: 1943	2005	48

Chairperson (since December 2008); Principal, PMP Globalinc (consulting) (since 2007); Senior
Associate, Institute for Higher Education Policy (since 2007); Executive Director, CIES (international education agency) (until 2007); Vice President, Institute of International Education (until 2007); Senior
Fellow, Cornell University Institute of Public Affairs, Cornell University (until 1998); Former President
Wells College, St. Lawrence University and the Association of Colleges and Universities of the State
of New York. Director of the following: Niagara Mohawk Power Corporation (until 2003); Security
Mutual Life (insurance) (until 1997); ONBANK (until 1993). Trustee of the following: Board of Visitors,
The University of Wisconsin, Madison (since 2007); Ford Foundation, International Fellowships Program
(until 2007); UNCF, International Development Partnerships (until 2005); Roth Endowment (since 2002);
Council for International Educational Exchange (since 2003).

James F. Carlin, Born: 1940	1994	48

Director and Treasurer, Alpha Analytical Laboratories, Inc. (chemical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995); Part Owner and Vice President,
Mone Lawrence Carlin Insurance Agency, Inc. (until 2005); Chairman and Chief Executive Officer,
Carlin Consolidated, Inc. (management/investments) (since 1987); Trustee, Massachusetts Health and
Education Tax Exempt Trust (1993–2003).

William H. Cunningham,[2] Born: 1944	1987	48

Professor, University of Texas at Austin (since 1971); former Chancellor, University of Texas System and former President, University of Texas at Austin (until 2001); Chairman and Chief Executive Officer, IBT
Technologies (until 2001); Director of the following: Hicks Acquisition Company I, Inc. (since 2007);
Hire.com (until 2004), STC Broadcasting, Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc.
(electronic manufacturing) (since 2001), Adorno/Rogers Technology, Inc. (until 2004), Pinnacle Foods
Corporation (until 2003), rateGenius (until 2003), Lincoln National Corporation (insurance) (since 2006),
Jefferson-Pilot Corporation (diversified life insurance company) (until 2006), New Century Equity
Holdings (formerly Billing Concepts) (until 2001), eCertain (until 2001), ClassMap.com (until 2001), Agile
Ventures (until 2001), AskRed.com (until 2001), Southwest Airlines (since 2000), Introgen (manufacturer of biopharmaceuticals) (since 2000) and Viasystems Group, Inc. (electronic manufacturer) (until
2003); Advisory Director, Interactive Bridge, Inc. (college fundraising) (until 2001); Advisory Director,
Q Investments (until 2003); Advisory Director, JPMorgan Chase Bank (formerly Texas Commerce
Bank–Austin), LIN Television (until 2008), WilTel Communications (until 2003) and Hayes Lemmerz
International, Inc. (diversified automotive parts supply company) (since 2003).

Deborah C. Jackson,[2,4] Born: 1952	2008	48

Chief Executive Officer, American Red Cross of Massachusetts Bay (since 2002); Board of Directors of
Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since
2001); Board of Directors of American Student Association Corp. (since 1996); Board of Directors of
Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (since 2007).

Annual report | High Yield Fund	53

Independent Trustees (continued)

Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

Charles L. Ladner, Born: 1938	1994	48

Chairman and Trustee, Dunwoody Village, Inc. (retirement services); Senior Vice President and Chief
Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice President and
Director, AmeriGas, Inc. (retired 1998); Director, AmeriGas Partners, L.P. (gas distribution) (until 1997);
Director, EnergyNorth, Inc. (until 1997); Director, Parks and History Association (until 2005).

Stanley Martin,[2,4] Born: 1947	2008	48

Senior Vice President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006);
Executive Vice President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive
Vice President, Republic New York Corporation and Republic National Bank of New York (1998–2000);
Partner, KPMG LLP (1971–1998).

Dr. John A. Moore, Born: 1939	2005	48

President and Chief Executive Officer, Institute for Evaluating Health Risks (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former
Assistant Administrator and Deputy Administrator, Environmental Protection Agency; Principal,
Hollyhouse (consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).

Steven R. Pruchansky, Born: 1944	1994	48

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (since 2008); Managing Director, JonJames, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).

Gregory A. Russo,[4] Born: 1949	2009	48

Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial
Markets, KPMG (1998–2002).

54	High Yield Fund | Annual report

Non-Independent Trustees[3]
Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

James R. Boyle, Born: 1959	2005	264

Executive Vice President, Manulife Financial Corporation (since 1999); Director and President, John
Hancock Variable Life Insurance Company (since 2007); Director and Executive Vice President, John
Hancock Life Insurance Company (since 2004); Chairman and Director, John Hancock Advisers, LLC (the
Adviser), John Hancock Funds, LLC (John Hancock Funds) and The Berkeley Financial Group, LLC (The
Berkeley Group) (holding company) (since 2005); Chairman and Director, John Hancock Investment
Management Services, LLC (since 2006); Senior Vice President, The Manufacturers Life Insurance
Company (U.S.A.) (until 2004).

John G. Vrysen,[4] Born: 1955	2009	48

Chief Operating Officer (since 2005)
Senior Vice President, Manulife Financial Corporation (since 2006); Director, Executive Vice President and Chief Operating Officer, the Adviser, The Berkeley Group, John Hancock Investment Management
Services, LLC and John Hancock Funds, LLC (since 2007); Chief Operating Officer, John Hancock Funds,
John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2007); Director, John
Hancock Signature Services, Inc. (since 2005); Chief Financial Officer, the Adviser, The Berkeley Group,
Manulife Financial Corporation Global Investment Management (U.S.), LLC, John Hancock Investment
Management Services, LLC, John Hancock Funds, LLC, John Hancock Funds, John Hancock Funds II,
John Hancock Funds III and John Hancock Trust (2005–2007); Vice President, Manulife Financial
Corporation (until 2006).

Principal officers who are not Trustees
Name, Year of Birth
Position(s) held with Fund		Officer
Principal occupation(s) and other		of Fund
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2005

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since 2005); Director,
MFC Global Investment Management (U.S.), LLC (MFC Global (U.S.)) (since 2005); Chairman and
Director, John Hancock Signature Services, Inc. (since 2005); Director, President and Chief Executive
Officer, John Hancock Investment Management Services, LLC (since 2006); President and Chief
Executive Officer, John Hancock Funds and John Hancock Funds III (since 2005); Director, Chairman and President, NM Capital Management, Inc. (since 2005); Member and former Chairman, Investment
Company Institute Sales Force Marketing Committee (since 2003); President and Chief Executive
Officer, John Hancock Funds II and John Hancock Trust (2005–July 2009); Director, President and Chief
Executive Officer, MFC Global (U.S.) (2005–2006); Executive Vice President, John Hancock Funds,
LLC (until 2005).

Annual report | High Yield Fund	55

Principal officers who are not Trustees (continued)

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.) (since 2006); Secretary and Chief Legal Officer, John Hancock Funds, John Hancock Funds II and John Hancock Trust (since
2006); Vice President and Associate General Counsel, Massachusetts Mutual Life Insurance Company
(1999–2006); Secretary and Chief Legal Counsel, MML Series Investment Fund (2000–2006); Secretary
and Chief Legal Counsel, MassMutual Institutional Funds (2000–2004); Secretary and Chief Legal
Counsel, MassMutual Select Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment Management Services, LLC,
the Adviser and MFC Global (U.S.) (since 2005); Chief Compliance Officer, John Hancock Funds, John
Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and Ethics & Compliance Officer,
Fidelity Investments (until 2001).

Michael J. Leary, Born: 1965	2007

Treasurer
Vice President, John Hancock Life Insurance Company (U.S.A.) and Treasurer for John Hancock Funds,
John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since May 2009); Assistant
Treasurer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock
Trust (2007–2009); Vice President and Director of Fund Administration, JP Morgan (2004–2007); Vice
President and Senior Manager of Fund Administration, JP Morgan (1993–2004); Manager, Ernst &
Young, LLC (1988–1993).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (registered investment companies) (2005–2007); Vice President, Goldman Sachs (2005–2007); Managing Director
and Treasurer of Scudder Funds, Deutsche Asset Management (2003–2005); Director, Tax and Financial
Reporting, Deutsche Asset Management (2002–2003); Vice President and Treasurer, Deutsche Global
Fund Services (1999–2002).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805. The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Non-Independent Trustees hold positions with the Fund’s investment adviser, underwriter and certain other affiliates.

4 Mr. Martin was appointed by the Board as Trustee on September 8, 2008 and Ms. Jackson was appointed effective October 1, 2008. Mr. Russo and Mr. Vrysen were elected by the shareholders at a special meeting on April 16, 2009.

56	High Yield Fund | Annual report

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Advisers, LLC
James R. Boyle†
James F. Carlin	Subadviser
William H. Cunningham*	MFC Global Investment
Deborah C. Jackson*	Management (U.S.), LLC
Charles L. Ladner
Stanley Martin*	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Steven R. Pruchansky
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company
*Member of the Audit Committee
†Non-Independent Trustee	Transfer agent
John Hancock Signature Services, Inc.
Officers
Keith F. Hartstein	Legal counsel
President and Chief Executive Officer	K&L Gates LLP

Thomas M. Kinzler	Independent registered
Secretary and Chief Legal Officer	public accounting firm
PricewaterhouseCoopers LLP
Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

John G. Vrysen
Chief Operating Officer

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Website at sec.gov or on our Website.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Website and the SEC’s Website, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Website www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Annual report | High Yield Fund	57

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock High Yield Fund.	5700A 5/09
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	7/09

ITEM 2. CODE OF ETHICS.

As of the end of the period, May 31, 2009, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Stanley Martin is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees
The aggregate fees billed for professional services rendered by the principal accountant(s) for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant(s) in connection with statutory and regulatory filings or engagements amounted to $114,022 for the fiscal year ended May 31, 2009 (broken out as follows: John Hancock Government Income Fund - $37,260, John Hancock High Yield Fund - $42,750 and John Hancock Investment Grade Bond Fund - $34,012) and $85,400 for the fiscal year ended May 31, 2008 (broken out as follows: John Hancock Government Income Fund - $28,700, John Hancock High Yield Fund - $31,350 and John Hancock Investment Grade Bond Fund - $25,350). These fees were billed to the registrant and were approved by the registrant’s audit committee.

(b) Audit-Related Services
There were no audit-related fees during the fiscal year ended May 31, 2009 and fiscal year ended May 31, 2008 billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates").

(c) Tax Fees
The aggregate fees billed for professional services rendered by the principal accountant(s) for the tax compliance, tax advice and tax planning (“tax fees”) amounted to $10,248 for the fiscal year ended May 31, 2009 (broken out as follows: John Hancock Government Income Fund - $3,444, John Hancock High Yield Fund - $3,762 and John Hancock Investment Grade Bond Fund -$3,042) and $10,750 for the fiscal year ended May 31, 2008 (broken out as follows: John Hancock Government Income Fund - $3,600, John Hancock High Yield Fund - $3,950 and John Hancock Investment Grade Bond Fund - $3,200). The nature of the services comprising the tax fees was the review of the registrant’s income tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee. There were no tax fees billed to the control affiliates.

(d) All Other Fees
There were no other fees during the fiscal year ended May 31, 2009 and fiscal year ended May 31, 2008 billed to the registrant or to the control affiliates.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant, for the fiscal year ended May 31, 2009, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates for each of the last two fiscal years of the registrant were $8,875,993 for the fiscal year ended May 31, 2009, and $1,357,298 for the fiscal year ended May 31, 2008.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Stanley Martin - Chairman
William H. Cunningham
Deborah C. Jackson

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Bond Trust

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: July 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: July 15, 2009

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: July 15, 2009